NestEgg Funds

Semi-Annual Report

For the Period Ended August 31, 1999



NestEgg 2000 Fund
NestEgg 2010 Fund
NestEgg 2020 Fund
NestEgg 2030 Fund
NestEgg 2040 Fund
Lifepath Master Portfolios





--------------------------------------------------------------------------------
Important Customer Information, Investment Products:
 .  Are not deposits or obligations of, or guaranteed by, INTRUST Bank, N.A. or any of its affiliates,
 .  Are not insured by the FDIC, and
 .  Are subject to investment risks, including possible loss of the principal amount invested.
--------------------------------------------------------------------------------

This material must be accompanied or preceded by a prospectus.

INTRUST Funds Trust is distributed by BISYS Fund Services.

Dear Shareholders

Highlights from the six-month period ended August 31, 1999 include:

 .    The Dow Jones Industrial Average, which measures the value of 30 actively traded, well-established U.S. companies, surpassed 10,000 points for the first time in its 104-year history on March 16.

 .    The U.S. bond market, which had experienced tremendous growth in fiscal year 1998, slowed considerably as indicators of a strong U.S. economy reached record levels.

 .    The Federal Reserve Board raised short-term interest rates twice between
     February 28, 1999, and August 31, 1999.

As you read through this report and review the performance of the funds in your portfolio, we encourage you to keep long-term goals in mind when making investment decisions. While one fund's recent performance may be better than another's, it is important to remember that past performance is no guarantee of future results. Even as market conditions change, you should maintain your investment strategy as long as it remains appropriate for your short- or long-term objectives. One trait many successful investors share is the ability to stay focused on their personal financial goals while ignoring temporary market swings.

The NestEgg Funds offer a simple, cost-effective way for you to invest in your future. We trust that the funds are fulfilling your expectations, and will continue to do so. We appreciate your confidence and look forward to continuing to help you meet your investment goals.


/s/ Dave Bunstine

Dave Bunstine
President

PORTFOLIO PERFORMANCE DISCUSSION
--------------------------------
NestEgg Funds                                                    August 31, 1999

Performance                                  Average Annual
as of 8/31/99                                Total Return
--------------------------------------------------------------------------------
Fund                One Year          Five Year        Since Inception Date
                                                       (3/1/94 - 8/31/99)

NestEgg 2000         6.34%             4.94%            4.12%
NestEgg 2010        15.00%             9.48%            8.31%
NestEgg 2020        22.55%            12.58%           11.16%
NestEgg 2030        27.27%            14.79%           13.16%
NestEgg 2040        34.01%            16.95%           15.33%

The chart above shows the average annual returns for the NestEgg Funds. The NestEgg Funds invest all of their investable assets in the corresponding Master Portfolios. Performance shown above is the actual performance of each NestEgg Fund since January 4, 1999 (its inception) and actual performance of the corresponding Master Portfolio managed by BGFA: LifePath 2000 Master Portfolio, LifePath 2010 Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Maser Portfolio, and LifePath 2040 Master Portfolio. Each Master Portfolio's performance has been adjusted to reflect the fees and expenses, which apply to the applicable NestEgg Funds. The performance would have been higher had such fees and expenses not been taken into account in calculating the performance. The one-year total returns represent performance of the Master Portfolios from March 1, 1998 through January 3, 1999 and the NestEgg Fund from January 4, 1999 through February 28, 1999. The three-year returns represent performance of the Master Portfolios from March 1, 1996 through January 3, 1999. The five-year return (since inception) represents the performance of the Master Portfolios from March 1, 1994 through January 3, 1999 and the NestEgg Funds from January 4, 1999 through February 28, 1999.

Performance of the NestEgg Funds, which commenced operations on January 4, 1999, is based on the actual performance of the LifePath Master Portfolio for the period of March 1,1994 through January 3,1999. The Master Portfolios' performance has not been adjusted to reflect the fees and expenses, which apply to the NestEgg Funds. The performance would have been significantly lower had such fees and expenses been taken into account in calculating the performance.

The NestEgg Funds' objective is growing assets while taking on levels of risk appropriate to investors' time horizons. The Funds' strategies assume that the investor will begin to withdraw his or her investment in the decade included in the Fund's name. For example, investors in NestEgg 2040 plan to withdraw their investments in 2040. Assets in this Fund, therefore, are invested almost entirely in stocks because investors can wait out the short-term ups and downs of the markets in return for greater potential rewards over the long term. By contrast, assets in the NestEgg 2000 Fund are invested more conservatively in short-term, low-risk, low-return bonds and money market instruments.

The models used to manage the NestEgg Funds' assets are "strategic" and "tactical."

Strategic asset allocation techniques affect 75% of the NestEgg Funds' total asset allocation. The strategic model focuses on long-term asset allocation by comparing the potential risks and returns for each asset class based on the Funds' different time horizons. As each Fund nears its target date, the asset allocation becomes more conservative, shifting to less risky investments -- such as short-term bonds or money market investments. Short-term volatility in the markets has only a small effect on a Fund's long-term strategic allocation. The progression to less risky assets is an ongoing process; 40 years from now, the asset allocation of the NestEgg 2040 Fund will look very similar to the asset allocation of the NestEgg 2000 Fund today.

Tactical asset allocation techniques affect 25% of the NestEgg Funds' total asset allocation. The more conservative tactical approach shifts assets from long-term bonds to short-term bonds and money market investments as the Fund nears its target date; the more aggressive tactical approach shifts assets among stocks, bonds, and cash.

Assets in the NestEgg Funds were allocated as follows on February 28, 1999: +

                 U.S.    International   U.S.    Money
Fund             Equity  Equity/1/       Bonds   Market*
--------------------------------------------------------
NestEgg 2000     14%      6%             56%     24%
NestEgg 2010     34%     11%             43%     12%
NestEgg 2020     52%     15%             26%      7%
NestEgg 2030     64%     19%             14%      3%
NestEgg 2040     77%     21%              2%      0%

*The percentage of the Funds' assets that are invested in money market instruments is net of the Funds' other assets and liabilities.

All five NestEgg Funds significantly outperformed their customized benchmarks in the first six months of fiscal year 2000. The strong performance of large-cap U.S. equities contributed to the success of the more aggressive funds, and the more conservative funds benefited from heavy investments in short-term U.S. Treasury bonds, which performed better than longer-term U.S. Treasury bonds during the first half of the fiscal year.

Large-cap U.S. equities had a positive effect on the performance of the NestEgg 2030 and 2040 Funds. Exposure to better-performing small- and mid-cap U.S. equities, as well as international equities, helped the Funds outperform their benchmarks. The NestEgg 2020 and 2010 Funds also benefited from the strong returns that characterized the U.S. equity market, but it was the Funds' investments in short-term U.S. Treasury bonds that really

______________________________

/1/ International disclosure
paid off during the first half of the fiscal year. The NestEgg 2000 Fund's money market investments remained stable throughout the year, unaffected by the more substantial movement in the riskier asset classes.

Assets in the NestEgg Funds were allocated as follows on August 31, 1999: +

                 U.S.    International   U.S.    Money
Fund             Equity  Equity/1/       Bonds   Market*
--------------------------------------------------------
NestEgg 2000     15%      6%             61%     18%
NestEgg 2010     32%     10%             52%      6%
NestEgg 2020     51%     14%             31%      4%
NestEgg 2030     62%     18%             17%      3%
NestEgg 2040     74%     21%              4%      1%


*The percentage of the Funds' assets that are invested in money market instruments is net of the Funds' other assets and liabilities.

The NestEgg Funds do not have their own investment adviser. They are organized as "feeder" funds in a "master-feeder" structure. Instead of investing directly in the individual securities in the portfolios, the feeder funds, which are offered to the public, hold interests in the net assets of the Master Portfolios. It is the Master Portfolios that actually invest in the individual securities. References to "the Fund" are to the feeder fund or the Master Portfolio. Barclays Global Fund Advisors (BGFA) advises the Master Portfolios. The Master Portfolios may accept investments from other feeder funds. Certain events involving other feeder funds, such as a substantial withdrawal, could affect the Master Portfolios.

+Portfolio composition is subject to change.

________________________________

/1/ International disclosure

NestEgg Funds
NestEgg 2000 Fund

Statements of Assets and Liabilities                                       Statements of Operations

                                              August 31, 1999                               For the six months ended August 31, 1999
                                                  (Unaudited)                                                            (Unaudited)
Assets:                                                                    Investment Income:
Investments in corresponding Master                                         Investment Income allocated from
    Portfolio at value (Note1)                    $3,954,586                    corresponding Master Portfolio
Prepaid expenses and other assets                      6,455                Interest income                             $    61,905
                                                  ----------
    Total Assets                                   3,961,041                Dividend income                                   4,869
                                                                            Expenses (Note 3)                                (7,594)
                                                                                                                        -----------
                                                                            Net Investment Income allocated from
Liabilities:                                                                    corresponding Master Portfolio               59,180
Accrued expenses and other payables:
    Administration fees                        679                         Expenses:(Note 3)
    Transfer agent fees                        666                         Fund accounting fees                    14,148
    Other payables and accrued expenses      4,364                         Offering expense                         6,799
                                        ----------
    Total Liabilities                                  5,709               Shareholder services expense             3,436
                                                  ----------
                                                                           12b-1 fees                               3,436
Net Assets consist of:                                                     Administration expense                   2,749
Paid in Capital                                   $4,014,238               Investment advisory fees                 2,062
Accumulated undistributed net investment                                   Other                                    1,220
    income/(loss)                                      4,171               Professional services expense              518
Accumulated undistributed net realized                                     Custodian fees                             275
    gains/(losses) from investment transactions       34,172               Transfer agent fees                        270
                                                                                                              -----------
Net unrealized appreciation/(depreciation) from
    investments                                      (97,249)
                                                  ----------
Net Assets                                        $3,955,332               Total expenses before waivers/reimbursements      34,913
                                                  ==========
                                                                              Less expenses waived/reimbursed               (18,264)
                                                                                                                        -----------
    Outstanding shares of Beneficial Interest:                                Net Expenses                                   16,649
        Service Class                                398,345                                                            -----------
    Offering and redemption price per share       $     9.93               Net investment income                             42,531
                                                  ==========                                                            -----------

                                                                           Realized and Unrealized Gains/(Losses) on
                                                                              Investments allocated from corresponding
                                                                              Master Portfolio:
                                                                           Net realized gains/(losses) on investment
                                                                              transactions                                   34,310
                                                                           Net change in unrealized appreciation/
                                                                              (depreciation) of investments                 (72,700)
                                                                                                                        -----------
                                                                           Net realized and unrealized gains/(losses)
                                                                              on investments                                (38,390)
                                                                                                                        -----------
                                                                           Increase/(decrease) in Net Assets Resulting
                                                                              from Operations                           $     4,141
                                                                                                                        ===========

                       See notes to financial statements

NestEgg Funds
NestEgg 2000 Fund

Statements of Changes in Net Assets

                                                                                         For the
                                                                                     six months ended             For the
                                                                                        August 31,            period ended (a)
                                                                                          1999                  February 28,
                                                                                       (Unaudited)                 1999
                                                                                     ----------------         ----------------
From Investment Activities:
Operations:
    Net investment income/(loss)                                                     $         42,531         $          4,454
    Net realized gains/(losses) from investment transactions                                   34,310                     (138)
    Net change in unrealized appreciation/(depreciation) from investments                     (72,700)                 (24,549)
                                                                                     ----------------         ----------------
Change in net assets resulting from operations                                                  4,141                  (20,233)
                                                                                     ----------------         ----------------

Distributions to Shareholders:
    From net investment income                                                                (42,814)                       -
                                                                                     ----------------         ----------------
Change in net assets from shareholder distributions                                           (42,814)                       -

Capital Share Transactions:
    Proceeds from shares issued                                                             2,661,056         $      1,403,579
    Dividends reinvested                                                                       42,814                        -
    Cost of shares redeemed                                                                   (25,960)                 (67,251)
                                                                                     ----------------         ----------------
Change in net assets from capital share transactions                                        2,677,910                1,336,328
                                                                                     ----------------         ----------------
Change in net assets                                                                        2,639,237                1,316,095

Net Assets:
    Beginning of period                                                                     1,316,095                        -
                                                                                     ----------------         ----------------
    End of period                                                                    $      3,955,332         $      1,316,095
                                                                                     ================         ================

Share Transactions:
    Issued                                                                                    263,609                  139,775
    Reinvested                                                                                  4,294                        -
    Redeemed                                                                                   (2,581)                  (6,752)
                                                                                     ----------------         ----------------
Change in shares                                                                              265,322                  133,023
                                                                                     ================         ================

(a)  The Fund commenced operations on January 4, 1999

                       See notes to financial statements

NestEgg Funds
NestEgg 2000 Fund

Financial Highlights, Service Shares

                                                                         For the                            For the
                                                                     six months ended                   period ended (a)
                                                                      August 31,1999                      February 28,
                                                                       (Unaudited)                           1999
                                                                     ----------------                   ----------------
Net Asset Value, Beginning of Period                                 $           9.89                   $          10.00
                                                                     ----------------                   ----------------
Investment Activities
    Net investment income                                                        0.11                               0.03
    Net realized and unrealized gains from investments                           0.04                              (0.14)
                                                                     ----------------                   ----------------
    Total from Investment Activities                                             0.15                              (0.11)
                                                                     ----------------                   ----------------
Distributions
    Net investment income                                                       (0.11)                                 -
                                                                     ----------------                   ----------------
    Total Distributions                                                         (0.11)                                 -
                                                                     ----------------                   ----------------
Net Asset Value, End of Period                                       $           9.93                   $           9.89
                                                                     ================                   ================
Total Return (excludes sales charge)                                             1.51% (b)                         -1.10% (b)
Ratios/Supplementary Data:
Net Assets at end of period (000)                                    $          3,955                   $          1,316
Ratio of expenses to average net assets                                          1.76% (c) (d)                      1.50% (c) (d)
Ratio of net investment income to average net assets                             3.08% (c) (d)                      2.68% (c) (d)
Ratio of expenses to average net assets*                                         3.08% (c) (d)                     12.20% (c) (d)

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

  (a) The fund commenced operations on January 4, 1999
  (b) Not annualized. (c) Annualized (d) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the corresponding Master Portfolios.

                       See notes to financial statements

NestEgg Funds
NestEgg 2010 Fund

Statements of Assets and Liabilities                                       Statements of Operations
                                                  August 31, 1999                           For the six months ended August 31, 1999
                                                      (Unaudited)                                                        (Unaudited)
Assets:                                                                    Investment Income:
Investment in corresponding Master Portfolio                                Investment Income allocated from
    at value (Note 1)                             $     5,036,433           corresponding Master Portfolio
Receivable from Intrust Bank, N.A.                          3,317           Interest income                             $    64,512
Prepaid expenses and other assets                          14,556           Dividend income                                  15,008
                                                  ---------------
    Total Assets                                        5,054,306           Expenses (Note 3)                               (11,504)
                                                                                                                        -----------
                                                                             Net Investment Income allocated from
                                                                                corresponding Master Portfolio               68,016
Liabilities:
Accrued expenses and other payables:                                       Expenses:(Note 3)
    Administration fees                         904                        Professional services expense         13,450
    Transfer agent fees                       2,062                        Offering expense                      11,762
    Other payables and accrued expenses       8,577                        Fund accounting fees                   7,430
                                         ----------
    Total Liabilities                                      11,543          12b-1 fees                             5,229
                                                  ---------------
                                                                           Shareholder services expense           5,229
Net Assets consist of:                                                     Administration expense                 4,184
Paid in Capital                                   $     5,098,578          Investment advisory fees               3,138
Accumulated undistributed net investment                                   Transfer agent fees                    1,938
    income/(loss)                                           3,528          Other                                  1,066
Accumulated undistributed net realized gains/
    (losses) from investment transactions                 241,662          Custodian fees                           418
                                                                                                            -----------
Net unrealized appreciation/(depreciation)
    from investments                                     (301,005)         Total expenses before waivers/reimbursements      53,844
                                                  ---------------
Net Assets                                        $     5,042,763              Less expenses waived/reimbursed              (33,972)
                                                  ===============                                                       -----------
                                                                               Net Expenses                                  19,872
                                                                                                                        -----------
    Outstanding shares of Beneficial Interest:
      Service Class                                       498,366          Net investment income                             48,144
                                                                                                                        -----------
    Offering and redemption price per share       $         10.12
                                                  ===============
                                                                           Realized and Unrealized Gains/(Losses)
                                                                               on Investments allocated from
                                                                               corresponding Master Portfolio:
                                                                           Net realized gains/(losses) on investment
                                                                               transactions                                 244,649
                                                                           Net change in unrealized appreciation/
                                                                               (depreciation) of investments               (233,737)
                                                                                                                        -----------
                                                                           Net realized and unrealized gains/(losses)
                                                                               on investments                                10,912
                                                                                                                        -----------
                                                                           Increase/(decrease) in Net Assets Resulting
                                                                               from Operations                          $    59,056
                                                                                                                        ===========

                       See notes to financial statements

NestEgg 2010 Fund

Statements of Changes in Net Assets

                                                                                    For the
                                                                                six months ended            For the
                                                                                   August 31,            period ended (a)
                                                                                      1999                 February 28,
                                                                                   (Unaudited)                1999
                                                                                ----------------         ----------------
From Investment Activities:
Operations:
    Net investment income/(loss)                                                $         48,144         $          8,054
    Net realized gains/(losses) from investment transactions                             244,649                   (2,987)
    Net change in unrealized appreciation/(depreciation) from investments               (233,737)                 (67,268)
                                                                                ----------------         ----------------
Change in net assets resulting from operations                                            59,056                  (62,201)
                                                                                ----------------         ----------------

Distributions to Shareholders:
    From net investment income                                                           (52,670)                       -
                                                                                ----------------         ----------------
Change in net assets from shareholder distributions                                      (52,670)                       -

Capital Share Transactions:
    Proceeds from shares issued                                                        2,849,613         $      3,316,827
    Dividends reinvested                                                                  51,344                        -
    Cost of shares redeemed                                                             (593,442)                (525,764)
                                                                                ----------------         ----------------
Change in net assets from capital share transactions                                   2,307,515                2,791,063
                                                                                ----------------         ----------------
Change in net assets                                                                   2,313,901                2,728,862

Net Assets:
    Beginning of period                                                                2,728,862                        -
                                                                                ----------------         ----------------
    End of period                                                               $      5,042,763         $      2,728,862
                                                                                ================         ================

Share Transactions:
    Issued                                                                               276,227                  328,084
    Reinvested                                                                             5,044                        -
    Redeemed                                                                             (57,942)                 (53,047)
                                                                                ----------------         ----------------
    Change in shares                                                                     223,329                  275,037
                                                                                ================         ================

(a)  The Fund commenced operations on January 4, 1999

                       See notes to financial statements

NestEgg Funds
NestEgg 2010 Fund

Financial Highlights, Service Shares

                                                                For the                            For the
                                                            six months ended                   period ended (a)
                                                             August 31,1999                      February 28,
                                                               (Unaudited)                           1999
                                                            ----------------                   ----------------
Net Asset Value, Beginning of Period                        $           9.92                   $          10.00
                                                            ----------------                   ----------------
Investment Activities
    Net investment income                                               0.10 (e)                           0.03
    Net realized and unrealized gains from investments                  0.20                              (0.11)
                                                            ----------------                   ----------------
    Total from Investment Activities                                    0.30                              (0.08)
                                                            ----------------                   ----------------

Distributions                                                                                  ----------------
    Nest Investment Income                                             (0.10)
                                                            ----------------                   ----------------
Net Asset Value, End of Period                              $          10.12                   $           9.92
                                                            ================                   ================
Total Return (excludes sales charge)                                    3.06% (b)                         (0.80%)(b)
Ratios/Supplementary Data:
Net Assets at end of period (000)                           $          5,043                   $          2,729
Ratio of expenses to average net assets                                 1.50% (c) (d)                      1.29% (c) (d)
Ratio of net investment income to average net assets                    2.30% (c) (d)                      2.46% (c) (d)
Ratio of expenses to average net assets*                                3.13% (c) (d)                      8.26% (c) (d)

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
   (a) The fund commenced operations on January 4, 1999
   (b) Not annualized. (c) Annualized (d) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the corresponding Master Portfolios.
   (e) Average Shares Method was used

                       See notes to financial statements

NestEgg Funds
NestEgg 2020 Fund


Statement of Assets and Liabilities                                        Statement of Operations

                                                         August 31, 1999                   For the six months ended August 31, 1999
                                                             (Unaudited)                                                (Unaudited)
Assets:                                                                    Investment Income:
Investment in corresponding Master Portfolio                                Investment Income allocated from
    at value (Note 1)                                    $     9,758,946    corresponding Master Portfolio
Receivable from Intrust Bank, N.A.                               140,890    Interest income                             $   79,379
Prepaid expenses and other assets                                 33,463    Dividend income                                 46,178
                                                         ---------------
   Total Assets                                                9,933,299    Expenses (Note 3)                              (23,495)
                                                                                                                        ----------
Liabilities:                                                                Net Investment Income allocated from
Accrued expenses and other payables:                                            corresponding Master Portfolio             102,062
   Administration fees                              1,683
   Transfer agent fees                             12,773                   Expenses:(Note 3)
   Other payables and accrued expenses            121,770                   Professional services expense        125,720
                                          ---------------                   Offering expense                      31,022
   Total Liabilities                                             136,226    Other expenses                        27,842
                                                         ---------------
                                                                            Fund accounting fees                  13,432
Net Assets consist of:                                                      Transfer agent fees                   12,452
Paid in Capital                                          $     9,778,275    Shareholder services expense          10,750
Accumulated undistributed net investment                                    12b-1 fees                            10,750
   income/(loss)                                                   3,397    Administration fees                    8,600
Accumulated undistributed net realized                                      Investment advisory fees               6,450
   gains/(losses) from investment transactions                   530,714    Custodian fees                           860
Net unrealized appreciation/(depreciation) from                                                          ---------------
   investments                                                  (515,313)
                                                         ---------------    Total expenses before
Net Assets                                               $     9,797,073        waivers/reimbursements                     247,878
                                                         ===============
                                                                             Less expenses waived/reimbursed              (207,424)
   Outstanding shares of Beneficial Interest: Service                                                                   ----------
     Class                                                       950,115     Net Expenses                                   40,454
   Offering and redemption price per share               $         10.31                                                ----------
                                                         ===============
                                                                             Net investment income                          61,608
                                                                                                                        ----------
                                                                             Realizeed and Unrealized
                                                                                Gains/(Losses) on Investments
                                                                                allocated from corresponding
                                                                                Master Portfolio:
                                                                             Net realized gains/(losses) on investment
                                                                                transactions                               539,223
                                                                             Net change in unrealized
                                                                                appreciation/(depreciation) of
                                                                                investments                               (320,180)
                                                                                                                        ----------
                                                                             Net realized and unrealized
                                                                                gains/(losses) on investments              219,043
                                                                                                                        ----------
                                                                             Increase/(decrease) in Net Assets
                                                                                Resulting from Operations               $  280,651
                                                                                                                        ==========

                       See notes to financial statements

NestEgg Funds
NestEgg 2020 Fund

Statements of Changes in Net Assets

                                                                                      For the
                                                                                 six months ended                 For the
                                                                                    August 31,               period ended (a)
                                                                                       1999                    February 28,
                                                                                    (Unaudited)                    1999
                                                                               ---------------------       ---------------------
From Investment Activities:
Operations:
   Net investment income/(loss)                                                $              61,608       $               7,304
   Net realized gains/(losses) from investment transactions                                  539,223                      (8,509)
   Net change in unrealized appreciation/(depreciation) from investments                    (320,180)                   (195,133)
                                                                               ---------------------       ---------------------
Change in net assets resulting from operations                                               280,651                    (196,338)
                                                                               ---------------------       ---------------------

Distributions to Shareholders:
   From net investment income                                                                (65,515)                          -
                                                                               ---------------------       ---------------------
Change in net assets from shareholder distributions                                          (65,515)                          -
Capital Share Transactions:
   Proceeds from shares issued                                                             4,037,563                   7,457,828
   Dividends reinvested                                                                       65,515                           -
   Cost of shares redeemed                                                                (1,669,972)                   (112,659)
                                                                               ---------------------       ---------------------
Change in net assets from capital share transactions                                       2,433,106                   7,345,169
                                                                               ---------------------       ---------------------
Change in net assets                                                                       2,648,242                   7,148,831

Net Assets:
   Beginning of period                                                                     7,148,831                           -
                                                                               ---------------------       ---------------------
   End of period                                                                         $ 9,797,073                  $7,148,831
                                                                               =====================       =====================

Share Transactions:
   Issued                                                                                    384,467                     731,007
   Reinvested                                                                                  6,300                           -
   Redeemed                                                                                 (160,361)                    (11,298)
                                                                               ---------------------
   Change in shares                                                                          230,406                     719,709
                                                                               =====================       =====================

(a) The Fund commenced operations on January 4, 1999

                       See notes to financial statements

NestEgg Funds
NestEgg 2020 Fund

Financial Highlights, Service Shares


                                                                          For the                         For the
                                                                     six months ended                 period ended (a)
                                                                      August 31,1999                    February 28,
                                                                        (Unaudited)                         1999
                                                                   ----------------------          -------------------
Net Asset Value, Beginning of Period                               $                9.93           $            10.00
                                                                   ----------------------          -------------------
Investment Activities
   Net investment income                                                            0.07                         0.01
   Net realized and unrealized gains from investments                               0.38                        (0.08)
                                                                   ----------------------          -------------------
   Total from Investment Activities                                                 0.45                        (0.07)
                                                                   ----------------------          -------------------
Distributions
   Net investment income                                                           (0.07)                           -
                                                                   ----------------------          -------------------
   Total Distributions                                                             (0.07)                           -
                                                                   ----------------------          -------------------
Net Asset Value, End of Period                                     $               10.31           $             9.93
                                                                   ======================          ===================
Total Return (excludes sales charge)                                                4.53% (b)                   (0.70%) (b)
Ratios/Supplementary Data:
Net Assets at end of period (000)                                  $               9,797           $            7,149
Ratio of expenses to average net assets                                             1.49% (c) (d)                1.50%  (c)  (d)
Ratio of net investment income to average net assets                                1.44% (c) (d)                2.68%  (c)  (d)
Ratio of expenses to average net assets*                                            6.33% (c) (d)               12.20%  (c)  (d)

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated
(a) The fund commenced operations on January 4, 1999
(b) Not annualized. (c) Annualized (d) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the corresponding Master Portfolios.

                       See notes to financial statements

NestEgg Funds
NestEgg 2030 Fund

Statement of Assets and Liabilities                                Statement of Operations
                                             August 31, 1999                                For the six months ended August 31, 1999
                                                 (Unaudited)                                                             (Unaudited)
Assets:                                                            Investment Income:
Investment in corresponding Master                                    Investment Income allocated from corresponding Master
                                                                      Portfolio
   Portfolio at value (Note 1)                 $    3,624,465        Interest income                                      $  18,341
Prepaid expenses and other assets                       1,319        Dividend income                                         16,066
                                               --------------        Expenses (Note 3)                                       (6,778)
   Total Assets                                     3,625,784                                                             ---------
                                                                       Net Investment Income allocated from corresponding
                                                                          Master Portfolio                                   27,629
Liabilities:
Accrued expenses and other payables:
   Administration fees                     596                     Expenses:(Note 3)
   Transfer agent fees                     665                     Fund accounting fees                        13,476
   Other payables and accrued expenses   2,849                     Offering expense                             4,880
                                         -----                     Shareholder services expense                 3,077
   Total Liabilities                                    4,110      12b-1 fees                                   3,077
                                                        -----
Net Assets consist of:                                             Administration expense                       2,462
Paid in Capital                                $    3,632,357      Investment advisory fees                     1,846
Accumulated undistributed net investment                           Transfer agent fees                            270
   income/(loss)                                          326      Custodian fees                                 246
Accumulated undistributed net realized gains/                      Other                                          107
                                                                                                               ------
   (losses) from investment transactions              261,378
Net unrealized appreciation/(depreciation)
   from investments                                  (272,387)     Total expenses before waivers/reimbursements              29,441
                                               --------------
Net Assets                                     $    3,621,674      Less expenses waived/reimbursed                          (13,197)
                                               ==============                                                             ---------
                                                                   Net Expenses                                              16,244
   Outstanding shares of Beneficial Interest:                                                                             ---------
      Service Class                                   348,520
   Offering and redemption price per share     $        10.39      Net investment income                                     11,385
                                               ==============                                                             ---------


                                                                    Realized and Unrealized Gains/(Losses) on Investments
                                                                     allocated from corresponding Master Portfolio:
                                                                    Net realized gains/(losses) on investment
                                                                     transactions                                           262,288
                                                                    Net change in unrealized appreciation/(depreciation) of
                                                                     investments                                           (243,715)
                                                                                                                          ---------
                                                                    Net realized and unrealized gains/(losses) on
                                                                     investments                                             18,573
                                                                                                                          ---------
                                                                    Increase/(decrease) in Net Assets Resulting from
                                                                     Operations                                           $  29,958
                                                                                                                          =========

NestEgg Funds
NestEgg 2030 Fund

Statements of Changes in Net Assets

                                                                                       For the
                                                                                   six months ended         For the
                                                                                      August 31,         period ended (a)
                                                                                         1999              February 28,
                                                                                      (Unaudited)              1999
                                                                                   ----------------     -----------------
From Investment Activities:
Operations:
     Net investment income/(loss)                                                   $        11,385         $        433
     Net realized gains/(losses) from investment transactions                               262,288                 (910)
     Net change in unrealized appreciation/(depreciation) from investments                 (243,715)             (28,672)
                                                                                    ---------------         ------------
Change in net assets resulting from operations                                               29,958              (29,149)
                                                                                    ---------------         ------------

Distributions to Shareholders:
     From net investment income                                                             (11,492)                   -
                                                                                    ---------------         ------------
Change in net assets from shareholder distributions                                         (11,492)                   -

Capital Share Transactions:
     Proceeds from shares issued                                                          2,653,409         $  1,327,190
     Dividends reinvested                                                                    11,492                    -
     Cost of shares redeemed                                                               (259,734)            (100,000)
                                                                                    ---------------         ------------
Change in net assets from capital share transactions                                      2,405,167            1,227,190
                                                                                    ---------------         ------------
Change in net assets                                                                      2,423,633            1,198,041

Net Assets:
     Beginning of period                                                                  1,198,041                    -
                                                                                    ---------------         ------------
     End of period                                                                  $     3,621,674         $  1,198,041
                                                                                    ===============         ============

Share Transactions:
     Issued                                                                                 250,967              130,886
     Reinvested                                                                               1,094                    -
     Redeemed                                                                               (24,367)             (10,060)
                                                                                    ---------------         ------------
     Change in shares                                                                       227,694              120,826
                                                                                    ===============         ============

(a) The Fund commenced operations on January 4, 1999

                       See notes to financial statements

NestEgg Funds
NestEgg 2030 Fund

Financial Highlights, Service Shares

                                                                          For the                           For the
                                                                      six months ended                 period ended (a)
                                                                       August 31,1999                    February 28,
                                                                         (Unaudited)                          1999
                                                                      ----------------                 ----------------
Net Asset Value, Beginning of Period                                  $           9.92                 $          10.00
                                                                      ----------------                 ----------------
Investment Activities
   Net investment income                                                          0.03                                -   **
   Net realized and unrealized gains from investments                             0.47                            (0.08)
                                                                      ----------------                 ----------------
   Total from Investment Activities                                               0.50                            (0.08)
                                                                      ----------------                 ----------------
Distributions
   Net investment income                                                         (0.03)                               -
                                                                      ----------------                 ----------------
   Total Distributions                                                           (0.03)                               -
                                                                      ----------------                 ----------------
Net Asset Value, End of Period                                        $          10.39                 $           9.92
                                                                      ================                 ================
Total Return (excludes sales charge)                                              5.08% (b)                       (0.80%)(b)
Ratios/Supplementary Data:
Net Assets at end of period (000)                                     $          3,622                 $          1,198
Ratio of expenses to average net assets                                           1.86% (c) (d)                    1.50% (c) (d)
Ratio of net investment income to average net assets                              0.92% (c) (d)                    0.41% (c) (d)
Ratio of expenses to average net assets*                                          2.93% (c) (d)                   17.19% (c) (d)

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** The amount is less than $0.005
  (a) The fund commenced operations on January 4, 1999
  (b) Not annualized. (c) Annualized (d) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the corresponding Master Portfolios.

                       See notes to financial statements

NestEgg Funds
NestEgg 2040 Fund

Statement of Assets and Liabilities                                             Statement of Operations

                                                            August 31, 1999                 For the six months ended August 31, 1999
                                                                 (Unaudited)                                             (Unaudited)
Assets:                                                                         Investment Income:
Investment in corresponding Master Portfolio at value                           Investment Income allocated from
   (Note 1)                                                  $    4,097,743     corresponding Master  Portfolio
Prepaid expenses and other assets                                     3,084     Interest income                          $    8,000
                                                             --------------
                 Total Assets                                     4,100,827     Dividend income                              16,334
                                                                                Expenses (Note 3)                            (6,365)
Liabilities:                                                                                                             ----------
Accrued expenses and other payables:                                               Net Investment Income
  Administration fees                                     697                       allocated from corresponding
  Transfer agent fees                                     663                       Master Portfolio                         17,966
  Other payables and accrued expenses                   5,624
                                               --------------                   Expenses:(Note 3)
  Total Liabilities                                                   6,984     Fund accounting fees               15,010
                                                             --------------
                                                                                Offering expense                    4,243
Net Assets consist of:                                                          Shareholder services expense        2,880
Paid in Capital                                              $    4,151,368     12b-1 fees                          2,880
                                                             --------------
Accumulated undistributed net investment                                        Administration expense              2,304
   income/(loss)                                                       (726)    Investment advisory1 fees           1,728
Accumulated undistributed net realized                                          Professional services expense         232
   gains/(losses) from investment                                               Custodian fees                        230
   transactions                                                     173,685     Other                                 133
Net unrealized appreciation/                                                                               --------------
   (depreciation) from investments                                 (230,484)
                                                             --------------
Net Assets                                                   $    4,093,843
                                                             ==============     Total expenses before waivers/
    Outstanding shares of                                                          reimbursements                            29,640
    Beneficial Interest: Service Class                              386,936     Less expenses waived/reimbursed             (14,135)
      Offering  and redemption price per share               $        10.58                                              ----------
                                                             ==============     Net Expenses                                 15,505
                                                                                                                         ----------
                                                                                Net investment income                         2,464
                                                                                                                         ----------
                                                                                Realized and Unrealized Gains/(Losses)
                                                                                   on Investments allocated from
                                                                                   corresponding Master Portfolio:
                                                                                Net realized gains/(losses) on investment
                                                                                   transactions                             174,208
                                                                                Net change in unrealized appreciation/
                                                                                   (depreciation) of investments           (206,893)
                                                                                                                         ----------
                                                                                Net realized and unrealized gains/
                                                                                   (losses) on investments                  (32,685)
                                                                                                                         ----------
                                                                                Increase/(decrease) in Net Assets
                                                                                   Resulting from Operations             $  (30,221)
                                                                                                                         ==========

                       See notes to financial statements

NestEgg Funds
NestEgg 2040 Fund

Statements of Changes in Net Assets

                                                                                          For the
                                                                                      six months ended                For the
                                                                                         August 31,              period ended (a)
                                                                                            1999                    February 28,
                                                                                         (Unaudited)                    1999
                                                                                      ---------------------     ------------------
From Investment Activities:
Operations:
   Net investment income/(loss)                                                        $              2,464        $       (653)
   Net realized gains/(losses) from investment transactions                                         174,208                (523)
   Net change in unrealized appreciation/(depreciation) from investments                           (206,893)            (23,591)
                                                                                       --------------------       ----------------
Change in net assets resulting from operations                                                      (30,221)            (24,767)
                                                                                       --------------------       ----------------

Distributions to Shareholders:
   From net investment income                                                                        (2,537)                  -
                                                                                       --------------------       ----------------

Change in net assets from shareholder distributions                                                  (2,537)                  -
Capital Share Transactions:
   Proceeds from shares issued                                                                    3,344,597            $900,465
   Dividends reinvested                                                                               2,535                   -
   Cost of shares redeemed                                                                          (96,229)                  -
                                                                                       --------------------       ----------------
Change in net assets from capital share transactions                                              3,250,903             900,465
                                                                                       --------------------       ----------------
Change in net assets                                                                              3,218,145             875,698

Net Assets:
   Beginning of period                                                                              875,698                   -
                                                                                       --------------------       ----------------
   End of period                                                                       $          4,093,843        $    875,698
                                                                                       ====================       ================

Share Transactions:
   Issued                                                                                           307,564              88,031
   Reinvested                                                                                           237                   -
   Redeemed                                                                                          (8,896)                  -
                                                                                       --------------------       ----------------
   Change in shares                                                                                 298,905              88,031
                                                                                       ====================       ================

(a) The Fund commenced operations on January 4, 1999

                      See notes to financial statements.

NestEgg Funds
NestEgg 2040 Fund

Financial Highlights, Service Shares
                                                                                    For the                            For the
                                                                               six months ended                   period ended (a)
                                                                                August 31,1999                      February 28,
                                                                                  (Unaudited)                           1999
                                                                               -------------------            ---------------------
Net Asset Value, Beginning of Period                                            $      9.95                   $    10.00
                                                                               -------------------            ---------------------
Investment Activities
   Net investment income                                                               0.01                        (0.01)
   Net realized and unrealized gains from investments                                  0.63                        (0.04)
                                                                               -------------------            ---------------------
   Total from Investment Activities                                                    0.64                        (0.05)
                                                                               -------------------            ---------------------

Distributions
   Net investment income                                                              (0.01)                           -
                                                                               -------------------            ---------------------
   Total Distributions                                                                (0.01)                           -
                                                                               -------------------            ---------------------
Net Asset Value, End of Period                                                  $     10.58                   $     9.95
                                                                               ===================            ====================-
Total Return (excludes sales charge)                                                   6.40%  (b)                  (0.50%)  (b)
Ratios/Supplementary Data:
Net Assets at end of period (000)                                               $     4,094                   $      876
Ratio of expenses to average net assets                                                1.89%  (c)  (d)              1.50%   (c)  (d)
Ratio of net investment income to average net assets                                   0.21%  (c)  (d)             (0.51%)  (c)  (d)
Ratio of expenses to average net assets*                                               3.10%  (c)  (d)             14.00%   (c)  (d)

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(a) The fund commenced operations on January 4, 1999
(b) Not annualized. (c) Annualized (d) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the corresponding Master Portfolios.

                      See notes to financial statements.

NESTEGG FUNDS
Notes to Financial Statements
August 31, 1999
(Unaudited)
================================================================================

1. Organization:

The INTRUST Funds Trust (the "Trust") was established as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company. The Trust currently offers eleven series, including the NestEgg Funds. The accompanying financial statements and financial highlights are those of the NestEgg 2000 Fund, the NestEgg 2010 Fund, the NestEgg 2020 Fund, the NestEgg 2030 Fund, and the NestEgg 2040 (individually a "Fund", collectively the "NestEgg Funds").

Each NestEgg Fund seeks to provide long-term investors with an asset allocation strategy designed to maximize assets for retirement or for other purposes consistent with the quantitatively measured risk that investors, on average, may be willing to accept given their investment time horizons. The Funds' investment objectives are as follows:

     Fund                Objective
     ----                ---------
NestEgg 2000 Fund   Managed for investors planning to retire (or begin to
                    withdraw substantial portions of their investment) approximately in the year 2000.

NestEgg 2010 Fund   Managed for investors planning to retire (or begin to
                    withdraw substantial portions of their investment) approximately in the year 2010.

NestEgg 2020 Fund   Managed for investors planning to retire (or begin to
                    withdraw substantial portions of their investment) approximately in the year 2020.

NestEgg 2030 Fund   Managed for investors planning to retire (or begin to
                    withdraw substantial portions of their investment) approximately in the year 2030.

NestEgg 2040 Fund   Managed for investors planning to retire (or begin to
                    withdraw substantial portions of their investment) approximately in the year 2040.


Each NestEgg Fund seeks to achieve its objective by investing all of its investable assets in a corresponding portfolio (each a "Master Portfolio") :
LifePath 2000 Master Portfolio, LifePath 2010 Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, and LifePath 2040 Master Portfolio. Each Master Portfolio has a substantially similar investment objective as the corresponding NestEgg Fund. Each Fund's investment in its corresponding Master Portfolio reflects the Fund's interest in the net assets of the Master Portfolio. The percentage of the corresponding LifePath Master Portfolios owned by each Fund as of August 31, 1999 was approximately 3.76% for NestEgg 2000; 2.25% for NestEgg 2010; 2.61% for NestEgg 2020; 1.41% for NestEgg 2030; and .87% for NestEgg 2040. The financial statements of the Master Portfolios, including their schedules of investments, are included elsewhere in this report and should be read in conjunction with the NestEgg Funds' financial statements.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the NestEgg Funds in preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Continued

NESTEGG FUNDS
Notes to Financial Statements
August 31, 1999
(Unaudited)
================================================================================

Security Valuation

Valuation of securities held by the Master Portfolios is discussed in the notes to the Master Portfolios' financial statements included elsewhere in this report.

Investment income and expenses

The NestEgg Funds record daily their proportionate share of the Master Portfolios' income, expenses, and realized and unrealized gains and losses. In addition, the Funds accrue their own expenses.

Offering Costs

Costs incurred in connection with the offering and initial registration of the Funds have been accounted for as a deferred charge until operations began and thereafter amortized to expense over twelve months on a straight-line basis beginning with the commencement of each Fund's operations.

Distributions to Shareholders

The NestEgg Funds intend to declare and to pay dividends from net investment income quarterly. Distributions from net realized capital gains, if any, are distributed at least annually.

Distributions from net investment income and from net realized capital gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.

Federal Income Taxes

The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

3. Investment Advisory, Administration, and Distribution Agreements:

The Trust and INTRUST Bank, N.A. (the "Adviser") are parties to an investment advisory agreement under which the Adviser is entitled to receive an annual fee up to 0.15% of the average daily net assets of each NestEgg Fund when the Fund invests all of its investable assets in a Master Portfolio or another investment company. This fee is computed daily and paid monthly. The investment advisory agreement for the NestEgg Funds also provides for an investment advisory fee up to 1.25% of the average daily net assets of the Fund if the Fund does not invest all of its assets in the Master Portfolio or another investment company. Investment advisory fees of 0.55% are paid at the Master Portfolio level.


Continued

NESTEGG FUNDS
Notes to Financial Statements
August 31, 1999
(Unaudited)
================================================================================

The Funds and BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (the "Administrator") are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% of each NestEgg Funds' average daily net assets.

The Funds and BISYS Fund Services (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Each fund is subject to a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. As provided under the Plan, the Fund will pay the Distributor up to an annual rate of 0.25% of the average daily net assets of the Service Class shares of the Funds and 0.75% of the average daily net assets of the Premium Class shares of the Funds.

Other financial organizations ("Service Organizations") also may provide administrative services for the Funds, such as maintaining shareholder accounts and records. The Funds may pay fees to Service Organizations in amounts up to an annual rate of 0.25% of the daily net asset value of the Funds' shares owned by shareholders with whom the Service Organizations has a servicing relationship.

Fees may be voluntarily reduced to assist the Funds in maintaining competitive expense ratios.

For the period ended August 31, 1999, the Adviser reimbursed the following amounts:

                         NestEgg     NestEgg   NestEgg   NestEgg   NestEgg
                          2000         2010     2020      2030      2040
                          Fund         Fund     Fund      Fund      Fund
                          ----         ----     ----      ----      ----

Reimbursed Expenses      $7,595      $17,526  $173,228   $ 3,592   $5,375

Additional information regarding fees waived for the period ended August 31, 1999 is as follows:

                                       NestEgg     NestEgg       NestEgg
                                        2000        2010           2020
                                        Fund        Fund           Fund
                                        ----        ----           ----

Shareholder Services Fees Waived       $3,436      $ 5,229       $10,750
12b-1 Fees Waived                       3,436        5,229        10,750
Investment Advisory Fees Waived         2,062        3,138         6,450
Administration Fees Waived              1,460        2,432         5,386
Custodian Fees Waived                     275          418           860

                                       NestEgg     NestEgg
                                        2030        2040
                                        Fund        Fund
                                        ----        ----

Shareholder Services Fees Waived       $3,077      $ 2,880
12b-1 Fees Waived                       3,077        2,880
Investment Advisory Fees Waived         1,846        1,728
Administration Fees Waived              1,359        1,042
Custodian Fees Waived                     246          230


Continued

NESTEGG FUNDS
Notes to Financial Statements
August 31, 1999
(Unaudited)
================================================================================

4. Shares of Beneficial Interest:

Currently, shares of the Funds are offered through two classes: Service and Premium. As of and for the period ended August 31, 1999, no shareholders were in the Premium class. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.


Continued

     MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
     AUGUST 31, 1999
     Portfolio of Investments

                                                           LifePath 2000             LifePath 2010              LifePath 2020
                                                 -----------------------   -----------------------    -----------------------
                                                  Shares           Value    Shares           Value     Shares           Value
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
Percent of Net Assets                                              20.40%                    40.81%                     64.24%
ADVERTISING
Percent of Net Assets                                               0.03%                     0.04%                      0.08%
Doubleclick Inc                         +              0              --         0              --          0              --
Lamar Advertising Co                    +              0              --         0              --        100           4,175
Omnicom Group                                        211          15,904       615          46,356      2,465         185,799
Outdoor Systems Inc                     +            350          11,309       680          21,972      1,424          46,013
R.R. Donnelley Corp                                   36             623       252           4,363        550           9,522
Snyder Communications Inc               +              0              --       152           3,097        514          10,473
Speedway Motorsports                    +              0              --         0              --          0              --
Talk.com Inc                            +            100           1,031       540           5,569      1,077          11,107
TMP Worldwide Inc                       +              0              --         0              --        100           5,537
Young & Rubicam Inc                                  100           4,462        64           2,856        238          10,621
                                                              ----------                ----------                 ----------
                      TOTAL ADVERTISING
                                - VALUE                       $   33,329                $   84,213                 $  283,247
                                -  COST                       $   17,674                $   55,083                 $  176,974
AEROSPACE & DEFENSE
Percent of Net Assets                                               0.21%                     0.46%                      0.73%
Allied Signal Inc                                    492          30,135     3,425         209,781      8,616         527,730
Boeing Co                                          1,002          45,403     6,187         280,348     16,648         754,363
Briggs & Stratton Corp                                42           2,557       158           9,618        452          27,516
Cordant Technologies Inc                             232           9,599       240           9,930        768          31,776
GenCorp Inc                                            0              --         0              --        425           9,137
General Dynamics Corp                                316          19,908     1,137          71,631      2,864         180,432
Lockheed Martin Corp                                 410          15,170     2,433          90,021      6,050         223,850
Newport News Shipbuilding                             64           2,012       257           8,079        539          16,945
Northrop Grumman Corp                                129           9,352       429          31,103        943          68,368
Primex Technologies Inc                               94           1,962        98           2,046        188           3,924
Rockwell International Corp                          220          13,008     1,214          71,778      3,339         197,418
Sequa Corp Class A                      +            110           7,439         0              --        120           8,115
Stewart & Stevenson Services                         364           4,323       334           3,966        434           5,154
Textron Inc                                          237          19,138       949          76,632      2,676         216,087
United Technologies Corp                             658          43,510     2,479         163,924      6,778         448,195
                                                              ----------                ----------                 ----------
              TOTAL AEROSPACE & DEFENSE
                                - VALUE                       $  223,516                $1,028,857                 $2,719,010
                                -  COST                       $  181,281                $  818,082                 $2,108,061
AIRLINES
Percent of Net Assets                                               0.18%                     0.32%                      0.49%
Airborne Freight Corp                                100           2,519       504          12,694      1,315          33,122
Airtran Holdings Inc                    +            300           1,659       176             973        450           2,489
AMR Corp                                +            244          14,304     1,067          62,553      2,969         174,058
British Airways PLC ADR (UK)                         490          32,554     1,900         126,231      4,395         291,993
Comair Holdings Inc                                  350           7,394       956          20,195      2,103          44,426
Continental Airlines Class B            +            300          12,244       328          13,386      1,027          41,914
Delta Air Lines Inc                                  252          12,805       953          48,424      2,476         125,812
FDX Corp                                +            324          13,750     1,804          76,557      4,726         200,560
Japan Air Lines Co ADR (Japan)                     7,308          55,723    30,340         231,342     76,075         580,072
KLM Royal Dutch Airlines ADR
(Netherlands)                                        193           5,247       855          23,245      1,871          50,868
Northwest Airlines Corp Class A         +            100           2,950       516          15,222      1,052          31,034
Southwest Airlines Co                                473           7,893     2,837          47,342      8,146         135,936
UAL Corp                                +            300          19,444       504          32,665      1,052          68,183
USAirways Group Inc                     +             13             401       428          13,188      1,178          36,297
                                                 ----------------------------------------------------------------------------
                         TOTAL AIRLINES
                                - VALUE                       $  188,887                $  724,017                 $1,816,764
                                -  COST                       $  213,133                $  728,979                 $1,756,178
APPAREL
Percent of Net Assets                                               0.02%                     0.07%                      0.12%
Brown Shoe Company Inc                                31             539       158           2,745        296           5,143

                                                                 LifePath 2030             LifePath 2040
                                                       -----------------------   -----------------------
                                                        Shares           Value    Shares           Value
--------------------------------------------------------------------------------------------------------
COMMON STOCKS
Percent of Net Assets                                                    77.96%                    95.80%
ADVERTISING
Percent of Net Assets                                                     0.11%                     0.13%
Doubleclick Inc                         +                    0              --       100           9,987
Lamar Advertising Co                    +                  100           4,175       100           4,175
Omnicom Group                                            2,095         157,911     4,756         358,483
Outdoor Systems Inc                     +                2,054          66,370     4,315         139,428
R.R. Donnelley Corp                                        489           8,466     1,320          22,853
Snyder Communications Inc               +                  425           8,659     1,113          22,677
Speedway Motorsports                    +                    0              --       100           3,731
Talk.com Inc                            +                  993          10,240     2,155          22,223
TMP Worldwide Inc                       +                  100           5,537       100           5,537
Young & Rubicam Inc                                        246          10,978       783          34,941
                                                                    ----------                ----------
                      TOTAL ADVERTISING
                                - VALUE                             $  272,336                $  624,035
                                -  COST                             $  182,593                $  411,084
AEROSPACE & DEFENSE
Percent of Net Assets                                                     0.89%                     1.06%
Allied Signal Inc                                        7,622         466,847    16,337       1,000,641
Boeing Co                                               13,842         627,216    29,705       1,346,008
Briggs & Stratton Corp                                     459          27,942       654          39,812
Cordant Technologies Inc                                   621          25,694     1,766          73,068
GenCorp Inc                                                  0              --         0              --
General Dynamics Corp                                    2,446         154,098     5,447         343,161
Lockheed Martin Corp                                     5,286         195,582    11,264         416,768
Newport News Shipbuilding                                  415          13,047       847          26,628
Northrop Grumman Corp                                      869          63,002     1,948         141,230
Primex Technologies Inc                                    152           3,173       222           4,634
Rockwell International Corp                              2,673         158,041     5,506         325,542
Sequa Corp Class A                      +                   91           6,154         0              --
Stewart & Stevenson Services                               326           3,871       846          10,046
Textron Inc                                              2,224         179,588     4,938         398,743
United Technologies Corp                                 5,600         370,300    13,415         887,067
                                                                    ----------                ----------
              TOTAL AEROSPACE & DEFENSE
                                - VALUE                             $2,294,555                $5,013,348
                                -  COST                             $1,792,969                $4,359,911
AIRLINES
Percent of Net Assets                                                     0.60%                     0.75%
Airborne Freight Corp                                    1,050          26,447     2,550          64,228
Airtran Holdings Inc                    +                  278           1,538       719           3,977
AMR Corp                                +                2,372         139,058     5,449         319,448
British Airways PLC ADR (UK)                             4,029         267,677     8,899         591,227
Comair Holdings Inc                                      2,008          42,419     4,239          89,549
Continental Airlines Class B            +                1,050          42,853     2,661         108,602
Delta Air Lines Inc                                      2,125         107,977     4,505         228,910
FDX Corp                                +                3,998         169,665     8,736         370,734
Japan Air Lines Co ADR (Japan)                          62,174         474,077   132,887       1,013,263
KLM Royal Dutch Airlines ADR
(Netherlands)                                            1,497          40,700     3,778         102,714
Northwest Airlines Corp Class A         +                1,686          49,737     3,710         109,445
Southwest Airlines Co                                    6,580         109,804    16,236         270,938
UAL Corp                                +                  871          56,452     2,991         193,854
USAirways Group Inc                     +                  975          30,042     2,352          72,471
                                                        ------------------------------------------------
                         TOTAL AIRLINES
                                - VALUE                             $1,558,446                $3,539,360
                                -  COST                             $1,503,455                $3,428,385
APPAREL
Percent of Net Assets                                                     0.13%                     0.15%
Brown Shoe Company Inc                                     197           3,423       224           3,892

     MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
     AUGUST 31, 1999
     Portfolio of Investments

                                                           LifePath 2000             LifePath 2010              LifePath 2020
                                                 -----------------------   -----------------------    -----------------------
                                                  Shares           Value    Shares           Value     Shares           Value
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Hartmarx Corp                           +            81              334       202             833        441           1,819
Land's End Inc                          +             0               --         0              --        479          24,130
Liz Claiborne Inc                                    81            2,977       455          16,721        879          32,303
Nike Inc Class B                                    193            8,926     1,786          82,602      4,774         220,797
OshKosh B'Gosh Class A                               52              838        86           1,387        400           6,450
Phillips Van Heusen Corp                              0               --         0              --        359           3,052
Reebok International Ltd                +           137            1,618       409           4,831        916          10,820
Russell Corp                                         65            1,089       283           4,740        547           9,162
Stride Rite Corp                                     63              547       330           2,867        883           7,671
Too Inc                                 +            28              494       216           3,799        527           9,263
VF Corp                                             120            4,320       756          27,216      2,009          72,324
Warnaco Group Inc Class A                           100            2,200       792          17,424      1,502          33,044
                                                              ----------                ----------                 ----------
                          TOTAL APPAREL
                                - VALUE                       $   23,882                $  165,165                 $  435,978
                                -  COST                       $   24,584                $  182,586                 $  466,647
AUTO PARTS & EQUIPMENT
Percent of Net Assets                                               0.12%                     0.24%                      0.36%
Bandag Inc                                            0               --        88           2,926        175           5,819
Bandag Inc Class A                                  100            2,656        88           2,337        175           4,648
Breed Technologies Inc                  +             0               --         0              --          0              --
Cooper Tire & Rubber Co                              65            1,235       514           9,766      1,101          20,919
Dana Corp                                           219            9,540       981          42,735      2,760         120,233
Delphi Automotive Systems Corp                      531            9,956     2,781          52,144      7,385         138,469
Deluxe Corp                                          64            2,180       514          17,508      1,191          40,568
Eaton Corp                                           76            7,448       459          44,982      1,049         102,802
Genuine Parts Co                                     79            2,281     1,069          30,867      2,869          82,842
Goodyear Tire & Rubber Co                           247           13,863       925          51,916      2,758         154,793
Illinois Tool Works Inc                             309           24,083     1,308         101,942      3,597         280,341
ITT Industries Inc                                  126            4,260       731          24,717      2,061          69,688
Lear Corp                               +           200            8,037       516          20,737      1,027          41,273
Mascotech Inc                                         0               --       264           4,554          0              --
Meritor Automotive Inc                              170            3,708       994          21,682      1,868          40,746
Modine Manufacturing Co                             309            9,193       220           6,545        408          12,138
Navistar International Corp             +           124            6,030       456          22,173        897          43,617
PACCAR Inc                                           93            5,127       552          30,429      1,133          62,457
Strattec Security Corp                  +            10              349        25             873         63           2,201
Superior Industries International Inc               322            9,016       229           6,412        398          11,144
The Pep Boys - Manny Moe & Jack                     149            2,170       469           6,830        947          13,791
TRW Inc                                             121            6,594       715          38,967      2,015         109,818
                                                              ----------                ----------                 ----------
           TOTAL AUTO PARTS & EQUIPMENT
                                - VALUE                       $  127,726                $  541,042                 $1,358,307
                                -  COST                       $  104,741                $  450,114                 $1,125,474
AUTOMOBILES
Percent of Net Assets                                               0.66%                     1.28%                      1.86%
Autonation Inc                          +         1,600           20,700     4,016          51,957      7,889         102,064
Daimler-Chrysler AG                               3,789          284,885    15,398       1,157,737     35,749       2,687,878
Fiat SpA ADR                                      1,549           50,342     5,615         182,488     13,350         433,875
Ford Motor Co                                     1,381           71,985     8,127         423,620     20,892       1,088,996
General Motors Corp Class A                         761           50,321     4,052         267,939     10,667         705,355
Harley-Davidson Inc                                 736           40,112     1,560          85,020      2,921         159,194
Hertz Corp Class A                                  100            4,031       264          10,642        426          17,173
Honda Motor Co Ltd ADR (Japan)                      433           35,100     1,785         144,697      4,477         362,917
Nissan Motor Co Ltd ADR (Japan)                   2,735           31,282    11,226         128,397     28,354         324,299
Toyota Motor Corp ADR (Japan)                     1,678          105,609     6,761         425,520     17,081       1,075,035
                                                              ----------                ----------                 ----------
                      TOTAL AUTOMOBILES
                                - VALUE                       $  694,367                $2,878,017                 $6,956,786
                                -  COST                       $  559,167                $2,232,254                 $5,599,901

                                                                 LifePath 2030              LifePath 2040
                                                       -----------------------   ------------------------
                                                        Shares           Value    Shares            Value
---------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Hartmarx Corp                           +                  416           1,716       646            2,665
Land's End Inc                          +                    0              --         0               --
Liz Claiborne Inc                                          809          29,731     1,798           66,076
Nike Inc Class B                                         3,956         182,965     8,257          381,886
OshKosh B'Gosh Class A                                     152           2,451       392            6,321
Phillips Van Heusen Corp                                   259           2,201         0               --
Reebok International Ltd                +                  713           8,422     1,454           17,175
Russell Corp                                               516           8,643       746           12,495
Stride Rite Corp                                           731           6,351     1,381           11,997
Too Inc                                 +                  450           7,896       932           16,361
VF Corp                                                  1,716          61,776     3,621          130,356
Warnaco Group Inc Class A                                1,139          25,058     2,726           59,972
                                                                    ----------                -----------
                          TOTAL APPAREL
                                - VALUE                             $  340,633                $   709,196
                                -  COST                             $  376,648                $   858,750
AUTO PARTS & EQUIPMENT
Percent of Net Assets                                                     0.44%                      0.52%
Bandag Inc                                                  89           2,959       265            8,811
Bandag Inc Class A                                         179           4,755       353            9,377
Breed Technologies Inc                  +                    0              --       189              130
Cooper Tire & Rubber Co                                    918          17,442     1,987           37,753
Dana Corp                                                2,183          95,097     4,672          203,524
Delphi Automotive Systems Corp                           6,078         113,962    13,028          244,275
Deluxe Corp                                              1,067          36,345     1,984           67,580
Eaton Corp                                                 879          86,142     1,894          185,612
Genuine Parts Co                                         2,228          64,334     4,991          144,115
Goodyear Tire & Rubber Co                                2,247         126,113     4,736          265,808
Illinois Tool Works Inc                                  2,819          19,706     6,797          529,741
ITT Industries Inc                                       1,624          54,912     3,252          109,958
Lear Corp                               +                  961          38,620     2,473           99,384
Mascotech Inc                                              357           6,158       807           13,921
Meritor Automotive Inc                                   1,814          39,568     3,730           81,361
Modine Manufacturing Co                                    299           8,895       442           13,149
Navistar International Corp             +                  854          41,526     1,854           90,151
PACCAR Inc                                               1,018          56,117     1,903          104,903
Strattec Security Corp                  +                   44           1,537         0               --
Superior Industries International Inc                      296           8,288       450           12,600
The Pep Boys - Manny Moe & Jack                            799          11,635     1,715           24,975
TRW Inc                                                  1,725          94,012     3,633          197,999
                                                                    ----------                -----------
           TOTAL AUTO PARTS & EQUIPMENT
                                - VALUE                             $1,128,123                $ 2,445,127
                                -  COST                             $  919,066                $ 2,158,603
AUTOMOBILES
Percent of Net Assets                                                     2.30%                      2.49%
Autonation Inc                          +                6,822          88,260    19,098          247,080
Daimler-Chrysler AG                                     31,555       2,372,542    55,389        4,164,560
Fiat SpA ADR                                            11,689         379,876    25,726          836,079
Ford Motor Co                                           17,108         891,755    35,120        1,830,630
General Motors Corp Class A                              8,899         588,446    19,015        1,257,367
Harley-Davidson Inc                                      2,557         139,356     5,700          310,650
Hertz Corp Class A                                         536          21,607       960           38,700
Honda Motor Co Ltd ADR (Japan)                           3,642         295,230     7,644          619,642
Nissan Motor Co Ltd ADR (Japan)                         23,199         265,339    49,557          566,808
Toyota Motor Corp ADR (Japan)                           13,969         879,174    29,744        1,872,013
                                                                    ----------                -----------
                      TOTAL AUTOMOBILES
                                - VALUE                             $5,921,585                $11,743,529
                                -  COST                             $4,743,860                $ 9,884,943

     MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
     AUGUST 31, 1999
     Portfolio of Investments

                                                           LifePath 2000             LifePath 2010              LifePath 2020
                                                 -----------------------   -----------------------    -----------------------
                                                  Shares           Value    Shares           Value     Shares           Value
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
BANK & FINANCE
Percent of Net Assets                                               2.11%                     4.35%                      6.65%
Advanta Corp Class B                                 163           2,486       143           2,181        238           3,629
Allied Irish Banks PLC ADR (Ireland)               4,438         114,833    16,406         424,505     34,669         897,060
American Express Corp                                341          46,887     2,414         331,925      7,147         982,713
Ameritrade Holding Corp Class A         +            100           2,037       100           2,037        200           4,075
Amsouth Bancorp                                      900          19,687     2,181          47,709      3,540          77,437
Associated Banc Corp                                 150           5,287       538          18,964        786          27,706
Associates First Capital Corp                        782          26,832     4,156         142,603     11,117         381,452
Astoria Financial Corp                               330          10,849       481          15,813        781          25,675
Avalonbay Communities Inc                              0              --       692          24,393      1,490          52,522
Banco Bilbao Vizcaya ADR (Spain)                   3,310          44,478    11,708         157,326     27,795         373,495
Bancwest Corp                                        200           8,362        64           2,676        426          17,812
Bank of America Corp                               1,683         101,822    10,636         643,478     28,114       1,700,897
Bank of New York Inc                                 788          28,171     4,589         164,057     12,000         429,000
Bank One Corp                                      1,185          47,552     7,223         289,823     19,066         765,023
BankBoston Corp                                      222          10,309     1,729          80,290      4,938         229,308
BB&T Corp                                            210           7,035     1,739          58,256      4,664         156,244
Bear Stearns Co Inc                                  189           7,867       750          31,219      1,972          82,085
Branco Santander Central  ADR                     10,254         103,181    37,548         377,827     77,228         777,107
Campstead Mortgage Corp                                0              --       352           1,606        801           3,655
Capital One Financial Corp                             0              --     1,175          44,356        200           7,550
CCB Financial Corp                                   200           9,450       152           7,182        601          28,397
Centura Banks Inc                                    200           9,262       352          16,302        338          15,654
Charter One Financial Inc                            542          12,686     1,198          28,041      2,545          59,564
Chase Manhattan                                    1,178          98,584     4,173         349,228     11,985       1,002,995
Citigroup Inc                                      3,557         158,064    20,910         929,188     55,617       2,471,480
City National Corp                                   100           3,319       328          10,885        864          28,674
CNB Bancshares Inc                                     0              --       152           8,683        200          11,425
Colonial BancGroup Inc                               100           1,237       100           1,237        400           4,950
Comdisco Inc                                         448           9,436     1,062          22,368      3,000          63,188
Comerica Inc                                         194          10,100       872          45,399      2,717         141,454
Commerce Bancshares Inc                              251           9,271       578          21,350        970          35,829
Commercial Federal Corp                                0              --       704          16,368        300           6,975
Compass Bancshares Inc                               500          13,281       888          23,588      1,956          51,956
ContiFinancial Corp                     +              0              --        88             115        275             361
Countrywide Credit Industries Inc                     94           3,020       695          22,327      1,867          59,977
Credit Acceptance Corp                  +            200           1,175       176           1,034          0              --
Crescent Operating Inc                  +              0              --        70             332          0              --
Crescent Real Estate Co                              500          10,375     1,032          21,414      1,928          40,006
Cullen/Frost Bankers Inc                               0              --       504          13,167        300           7,837
Dime Bancorp Inc                                     600          11,025     1,120          20,580      2,291          42,097
DLJDirect                               +              0              --         0              --        100           1,706
Donaldson Lufkin & Jenrette Inc                      200           9,562       152           7,267        414          19,794
Duke Realty Investments                              200           4,487     1,056          23,694      2,128          47,747
E*Trade Group Inc                       +            100           2,500       100           2,500        700          17,456
Edwards A G & Sons Inc                               382           9,598     1,070          26,884      2,313          58,114
Equifax Inc                                           61           1,860       600          18,300      2,299          70,119
Federal Home Loan Mortgage Corp                      703          36,204     3,544         182,516     10,817         557,075
Federal National Mortgage Assoc                    1,021          63,430     6,304         391,636     16,881       1,048,732
Federated Investors Inc Class B                      100           1,837       100           1,837        400           7,350
Fifth Third Bancorp                                  349          23,121     1,318          87,318      3,742         247,908
Financial Security Assurance Holdings                  0              --         0              --        100           5,006
Finova Group Inc                                     200           7,600       416          15,808        864          32,832
First American Corp                                  500          20,062     1,004          40,285      2,033          81,574
First Security Corp                                  841          18,239     1,420          30,796      2,698          58,518
First Tennessee National Corp                        616          19,712     1,278          40,896      2,502          80,064
First Union Corp                                     911          37,806     5,793         240,411     15,653         649,600

                                                                 LifePath 2030              LifePath 2040
                                                       -----------------------   ------------------------
                                                        Shares           Value    Shares            Value
---------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
BANK & FINANCE                                                            8.17%                     10.04%
Percent of Net Assets                                      194           2,958        336           5,124
Advanta Corp Class B                                    32,445         839,514     71,333       1,845,741
Allied Irish Banks PLC ADR (Ireland)                     5,758         791,725     14,656       2,015,200
American Express Corp                                      100           2,037        300           6,112
Ameritrade Holding Corp Class A         +                3,230          70,656      9,210         201,469
Amsouth Bancorp                                            737          25,979      3,280         115,620
Associated Banc Corp                                     9,264         317,871     19,811         679,765
Associates First Capital Corp                            1,144          37,609      2,647          87,020
Astoria Financial Corp                                   1,229          43,322        300          10,575
Avalonbay Communities Inc                               24,603         330,603     54,781         736,120
Banco Bilbao Vizcaya ADR (Spain)                           246          10,286      1,048          43,819
Bancwest Corp                                           23,327       1,411,284     50,332       3,045,086
Bank of America Corp                                    10,171         363,613     21,651         774,023
Bank of New York Inc                                    15,817         634,657     33,887       1,359,716
Bank One Corp                                            3,833         177,995      8,519         395,601
BankBoston Corp                                          3,737         125,189      8,089         270,981
BB&T Corp                                                1,751          72,885      3,393         141,234
Bear Stearns Co Inc                                     74,088         745,510    156,336       1,573,131
Branco Santander Central  ADR                              725           3,308      1,525           6,958
Campstead Mortgage Corp                                  1,965          74,179        110           4,152
Capital One Financial Corp                                 514          24,286      1,478          69,835
CCB Financial Corp                                         725          33,577      1,225          56,733
Centura Banks Inc                                        2,138          50,043      6,919         161,948
Charter One Financial Inc                                9,630         805,911     22,982       1,923,306
Chase Manhattan                                         45,801       2,035,282     99,507       4,421,842
Citigroup Inc                                              782          25,953      2,031          67,404
City National Corp                                         100           5,712        100           5,712
CNB Bancshares Inc                                         200           2,475        400           4,950
Colonial BancGroup Inc                                   2,653          55,879      6,229         131,198
Comdisco Inc                                             2,210         115,058      4,534         236,051
Comerica Inc                                               854          31,545      3,265         120,595
Commerce Bancshares Inc                                    100           2,325        300           6,975
Commercial Federal Corp                                  2,311          61,386      5,415         143,836
Compass Bancshares Inc                                     278             365        630             827
ContiFinancial Corp                     +                1,561          50,147      3,184         102,286
Countrywide Credit Industries Inc                          278           1,633        542           3,184
Credit Acceptance Corp                  +                    0              --        277           1,316
Crescent Operating Inc                  +                2,468          51,211      5,841         121,201
Crescent Real Estate Co                                    100           2,612        200           5,225
Cullen/Frost Bankers Inc                                 2,736          50,274      6,283         115,450
Dime Bancorp Inc                                             0              --        100           1,706
DLJDirect                               +                  425          20,320      1,225          58,570
Donaldson Lufkin & Jenrette Inc                          1,875          42,070      3,886          87,192
Duke Realty Investments                                    300           7,500        700          17,456
E*Trade Group Inc                       +                2,101          52,788      4,349         109,269
Edwards A G & Sons Inc                                   1,606          48,983      4,266         130,113
Equifax Inc                                              8,633         444,599     21,776       1,121,464
Federal Home Loan Mortgage Corp                         14,123         877,391     29,981       1,862,570
Federal National Mortgage Assoc                            200           3,675        400           7,350
Federated Investors Inc Class B                          2,984         197,690      7,210         477,663
Fifth Third Bancorp                                          0              --        100           5,006
Financial Security Assurance Holdings                    1,139          43,282      2,726         103,588
Finova Group Inc                                         1,681          67,450      5,890         236,336
First American Corp                                      2,304          49,968      9,452         204,985
First Security Corp                                      2,211          70,752      6,942         222,144
First Tennessee National Corp                           13,213         548,338     28,032       1,163,328
First Union Corp

     MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
     AUGUST 31, 1999
     Portfolio of Investments

                                                           LifePath 2000             LifePath 2010              LifePath 2020
                                                 -----------------------   -----------------------    -----------------------
                                                  Shares           Value    Shares           Value     Shares           Value
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
First Virginia Banks Inc                             238          10,531       390          17,257        852          37,701
Firstar Corp                                       3,724          99,850     5,928         158,944     11,297         302,901
Firstmerit Corp                                      200           5,256       704          18,502      1,953          51,327
Firstplus Financial Group               +            200              75       440             165        788             295
Fleet Financial Group Inc                            602          23,967     3,512         139,822      9,271         369,102
Franklin Resources Inc                               328          11,787     1,300          46,719      2,663          95,702
GATX Corp                                            246           8,210       451          15,052      1,231          41,085
Golden State Bancorp                    +            100           2,006       428           8,587        952          19,099
Golden West Financial                                 54           4,904       470          42,682        777          70,561
Goldman Sachs Group Inc                              200          11,962       300          17,944      1,800         107,662
Greenpoint Financial Corp                            400          10,350       780          20,182      1,502          38,864
GTECH Holdings Corp                     +            200           5,050       440          11,110        877          22,144
Hibernia Corp Class A                                700           9,056     1,272          16,456      2,905          37,583
Highwood Properties Inc                              100           2,481       792          19,651      1,590          39,452
Household International Inc                          549          20,725     2,911         109,890      7,963         300,603
Huntington Bancshares Inc                            108           3,233     1,299          38,889      3,810         114,062
INMC Mortgage Holdings Inc REIT                      200           2,687       892          11,986      1,778          23,892
John Nuveen & Co Inc Class A                           0              --        88           3,437          0              --
Keycorp                                              454          13,166     2,503          72,587      7,234         209,786
Keystone Financial Inc                               100           2,656       604          16,044      1,315          34,930
Knight/Trimark Group Inc                +            100           3,275       100           3,275        400          13,100
Legg Mason Inc                                       300          11,456       504          19,246      1,227          46,856
Lehman Brothers Holdings                             180           9,675       750          40,312      1,955         105,081
M & T Bank Corp                                        0              --        88          40,832         88          40,832
MBNA Corp                                            606          14,961     4,140         102,206     12,142         299,756
Mellon Bank Corp                                     494          16,487     3,126         104,330      8,552         285,423
Mercantile Bancorp                                   134           7,395       845          46,633      2,503         138,134
Mercantile Bankshares                                254           8,318       723          23,678      1,770          57,967
Merrill Lynch & Co Inc                               240          17,910     2,134         159,250      5,678         423,721
Metris Companies Inc                                 320           8,820       224           6,174        454          12,485
MGIC Investment Corp                                  95           4,127       734          31,883      1,851          80,403
Morgan (J P) & Co Inc                                216          27,904     1,109         143,269      2,962         382,653
Morgan Stanley Dean Witter                           654          56,121     3,666         314,589      9,491         814,446
National Australia Bank Ltd ADR
(Australia)                                          903          68,515     3,131         237,565      7,502         569,214
National City Corp                                   852          23,536     3,422          94,533      9,528         263,211
National Commerce Bancorp                            300           6,356     1,144          24,238      2,291          48,541
Northern Trust Corp                                  124          10,517       670          56,824      1,816         154,020
Northfork Bancorp                                    600          10,875     1,296          23,490      2,454          44,479
Oakwood Homes Corp                                   200           1,212       616           3,734      1,239           7,511
Ocwen Financial Corp                    +              0              --       364           2,434        726           4,855
Old Kent Financial Corp                              443          17,499     1,074          42,423      2,221          87,729
Old National Bancorp                                 544          16,305        69           2,070        439          13,170
Pacific Century Financial Corp                       548          10,172       898          16,669      1,702          31,593
Paine Webber Group Inc                               500          19,625     1,132          44,431      1,972          77,401
Peoples Bank Bridgeport                              100           2,612       152           3,990        501          13,151
Peoples Heritage Financial Group Inc                 100           1,681       944          15,871        400           6,700
Pimco Advisors Holdings LP                             0              --         0              --        300          10,575
PNC Bank Corp                                        229          11,980     1,895          99,132      5,067         265,067
Price (T Rowe) & Associates                          400          12,375       944          29,205      1,841          56,956
Provident Financial Group                            100           4,187        64           2,680        326          13,651
Regions Financial Corp                                70           2,472     1,237          43,682      3,410         120,416
Republic New York Corp                                94           6,521       632          43,845      1,850         128,344
Ryder System Inc                                     129           2,846       462          10,193      1,042          22,989
Sabre Group Holding Inc                 +              0              --       176           9,856        351          19,656
Schwab (Charles) Corp                                194           7,663     4,090         161,555     11,860         468,470
SLM Holding Corp                                     135           5,965       575          25,408      2,570         113,562
Sovereign Bancorp Inc                                600           6,019     1,648          16,532      3,619          36,303
Spieker Properties Inc                               100           3,825       604          23,103      1,215          46,474

                                                                 LifePath 2030              LifePath 2040
                                                       -----------------------   ------------------------
                                                        Shares           Value    Shares            Value
---------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
First Virginia Banks Inc                                 1,176          52,038     2,741          121,289
Firstar Corp                                             9,781         262,253    24,654          661,035
Firstmerit Corp                                          1,696          44,573     3,433           90,224
Firstplus Financial Group               +                  714             268     1,590              596
Fleet Financial Group Inc                                7,650         304,566    16,298          648,864
Franklin Resources Inc                                   2,859         102,745     5,220          187,594
GATX Corp                                                  991          33,075     2,479           82,737
Golden State Bancorp                    +                  871          17,474     2,108           42,292
Golden West Financial                                      787          71,469     1,561          141,758
Goldman Sachs Group Inc                                    800          47,850     1,600           95,700
Greenpoint Financial Corp                                1,329          34,388     4,593          118,844
GTECH Holdings Corp                     +                  804          20,301     2,066           52,166
Hibernia Corp Class A                                    3,628          46,937     8,049          104,134
Highwood Properties Inc                                  1,318          32,703     3,091           76,695
Household International Inc                              6,642         250,736    14,321          540,618
Huntington Bancshares Inc                                2,954          88,435     6,507          194,803
INMC Mortgage Holdings Inc REIT                          1,618          21,742     3,491           46,910
John Nuveen & Co Inc Class A                                 0              --         0               --
Keycorp                                                  5,967         173,043    12,709          368,561
Keystone Financial Inc                                   1,050          27,891     2,550           67,734
Knight/Trimark Group Inc                +                  200           6,550       400           13,100
Legg Mason Inc                                           1,050          40,097     2,461           93,979
Lehman Brothers Holdings                                 1,685          90,569     3,425          184,094
M & T Bank Corp                                             89          41,296        65           30,160
MBNA Corp                                                9,522         235,074    24,396          602,276
Mellon Bank Corp                                         7,054         235,427    14,882          496,687
Mercantile Bancorp                                       2,076         114,569     4,480          247,240
Mercantile Bankshares                                    1,752          57,378     3,739          122,452
Merrill Lynch & Co Inc                                   4,859         362,603     9,942          741,922
Metris Companies Inc                                       290           7,993       278            7,645
MGIC Investment Corp                                     1,493          64,852     3,309          143,735
Morgan (J P) & Co Inc                                    2,505         323,615     5,082          656,531
Morgan Stanley Dean Witter                               7,858         674,315    16,872        1,447,828
National Australia Bank Ltd ADR
(Australia)                                              6,497         492,960    14,645        1,111,189
National City Corp                                       7,552         208,624    17,818          492,222
National Commerce Bancorp                                2,143          45,405     4,516           95,683
Northern Trust Corp                                      1,561         132,392     3,150          267,159
Northfork Bancorp                                        3,193          57,873     7,122          129,086
Oakwood Homes Corp                                       1,171           7,099     2,408           14,598
Ocwen Financial Corp                    +                  636           4,253     1,172            7,838
Old Kent Financial Corp                                  1,933          76,354     5,654          223,333
Old National Bancorp                                       187           5,610       926           27,780
Pacific Century Financial Corp                           1,387          25,746     4,025           74,714
Paine Webber Group Inc                                   1,875          73,594     5,320          208,810
Peoples Bank Bridgeport                                    425          11,156     1,225           32,156
Peoples Heritage Financial Group Inc                       200           3,362       400            6,700
Pimco Advisors Holdings LP                                 100           3,525       200            7,050
PNC Bank Corp                                            3,956         206,948     8,740          457,211
Price (T Rowe) & Associates                              2,111          65,309     5,034          155,739
Provident Financial Group                                  246          10,301       972           40,702
Regions Financial Corp                                   2,965         104,702     6,073          214,453
Republic New York Corp                                   1,494         103,646     3,013          209,027
Ryder System Inc                                           893          19,702     1,935           42,691
Sabre Group Holding Inc                 +                  268          15,008       442           24,752
Schwab (Charles) Corp                                    9,654         381,333    23,236          917,822
SLM Holding Corp                                         2,070          91,468     4,730          209,007
Sovereign Bancorp Inc                                    3,293          33,033     7,278           73,008
Spieker Properties Inc                                   1,139          43,567     2,738          104,728

     MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
     AUGUST 31, 1999
     Portfolio of Investments

                                                            LifePath 2000                LifePath 2010               LifePath 2020
                                                -------------------------    -------------------------   -------------------------
                                                 Shares             Value     Shares             Value    Shares             Value
----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
State Street Boston Corp                            205            12,274        747            44,727     2,367           141,724
Summit Bancorp                                      184             6,141      1,080            36,045     2,947            98,356
SunTrust Banks Inc                                  648            41,674      2,318           149,076     5,219           335,647
Synovus Financial Corp                              197             3,718      1,550            29,256     4,556            85,995
TCF Financial Corp                                  400            11,300      1,056            29,832     2,116            59,777
Trustmark Corp                                      100             2,306        616            14,206     1,865            43,012
U.S. Bancorp                                        681            21,026      3,798           117,263    11,549           356,575
Union Planters Corp                                 173             7,298        732            30,881     1,998            84,291
UnionBanCal Corp                                    100             3,837        100             3,837       700            26,862
United Asset Management Corp                        300             5,869        880            17,215     1,865            36,484
US Trust Corp New                                     0                --          0                --         0                --
Valley National Bancorp                             110             2,860        634            16,484     1,362            35,412
Value America Inc                       +           100             1,056          0                --         0                --
Wachovia Corp                                       282            22,102      1,254            98,282     3,375           264,516
Waddell & Reed Financial Class A                      9               204         68             1,543       138             3,131
Waddell & Reed Financial Class B                     39               890        273             6,228       608            13,870
Washington Federal Inc                              143             3,414        826            19,721     1,672            39,919
Washington Mutual Inc                               604            19,177      3,653           115,983     9,658           306,642
Wells Fargo & Co                                  2,437            97,023     10,838           431,488    29,275         1,165,511
Wesco Financial Corp                                  0                --          0                --         0                --
Westamerica Bancorp                                 100             3,194        416            13,286       952            30,404
Westpac Banking Corp ADR (Australia)              1,236            37,698      4,558           139,019    10,939           333,640
White Mountains Insurance                             0                --          0                --         0                --
Wilmington Trust Corp                               192             9,600        249            12,450       719            35,950
Zions Bancorp                                       300            14,925        780            38,805     1,502            74,723
                                                               ----------                   ----------                 -----------
                   TOTAL BANK & FINANCE
                                - VALUE                        $2,218,723                   $9,750,653                 $24,864,946
                                -  COST                        $1,776,050                   $7,467,762                 $18,658,331
BASIC INDUSTRIES
Percent of Net Assets                                                0.29%                        0.59%                       0.93%
Alcoa Inc                                           388            25,050      2,340           151,076     6,002           387,504
ASARCO Inc                                           25               522        307             6,409       700            14,613
Avery-Dennison Corp                                  70             3,841        516            28,316     1,632            89,556
Baker Hughes Inc                                    199             6,766      1,880            63,920     5,188           176,392
Bemis Co                                             42             1,593        428            16,237       760            28,833
Boise Cascade Corp                                   59             2,146        473            17,205       722            26,263
Boise Cascade Office Products           +             0                --         88               847       801             7,710
Bowater Inc                                         195            10,457        513            27,510     1,360            72,930
Broken Hill Propriety Co Ltd ADR (Australia)        520            11,245      1,878            40,612     4,701           101,659
Champion International Corp                         122             6,710        561            30,855     1,602            88,110
Chesapeake Corp                                     256             8,656        176             5,951       316            10,685
Consolidated Papers Inc                             172             4,579        657            17,493     1,538            40,949
Crown Vantage Inc                       +            21                50         42               100        91               216
Cyprus Amax Minerals                                170             2,879        555             9,400     1,676            28,387
Deltic Timber Corp                                  140             3,491        145             3,616       269             6,708
Dover Corp                                          185             7,157      1,303            50,410     3,672           142,061
Fort James Corp                                      51             1,645      1,001            32,282     3,294           106,231
Georgia-Pacific Corp                                254            10,509      1,146            47,416     3,008           124,456
Glatfelter (P H) Co                                 486             6,409        246             3,244       674             8,888
Harnischfeger Industries Inc                         50                72        185               266       933             1,341
Homestake Mining Co                                 152             1,292      1,202            10,217     3,456            29,376
Ikon Office Solutions Inc                           124             1,380        673             7,487     2,471            27,490
Inco Ltd                                            166             3,403        809            16,584     2,605            53,402
Longview Fibre Co                                   554             7,167        475             6,145       780            10,091
Louisiana-Pacific Corp                               63             1,165        592            10,952     1,731            32,024
LTB Corp                                            900             5,175      1,408             8,096     2,730            15,697
Mail-Well Inc                           +             0                --        100             1,425       100             1,425
Mark IV Industries Inc                              247             4,894        556            11,016     1,126            22,309

                                                           LifePath 2000                LifePath 2010
                                                -------------------------    -------------------------
                                                 Shares             Value     Shares             Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
State Street Boston Corp                         1,830            109,571      4,501           269,497
Summit Bancorp                                   2,346             78,298      5,052           168,611
SunTrust Banks Inc                               4,397            282,782      9,562           614,956
Synovus Financial Corp                           3,312             62,514      8,753           165,213
TCF Financial Corp                               2,411             68,111      4,858           137,238
Trustmark Corp                                   1,596             36,808      3,545            81,757
U.S. Bancorp                                     9,170            283,124     23,328           720,252
Union Planters Corp                              1,771             74,714      6,797           286,748
UnionBanCal Corp                                   504             19,341        990            37,991
United Asset Management Corp                     1,596             31,222      3,445            67,393
US Trust Corp New                                    0                 --        100             8,312
Valley National Bancorp                          1,200             31,200      2,869            74,594
Value America Inc                       +            0                 --        100             1,056
Wachovia Corp                                    2,868            224,780      5,993           469,701
Waddell & Reed Financial Class A                   122              2,768        258             5,853
Waddell & Reed Financial Class B                   572             13,049      1,112            25,368
Washington Federal Inc                           1,268             30,273      2,948            70,384
Washington Mutual Inc                            8,062            255,969     17,144           544,322
Wells Fargo & Co                                24,058            957,809     54,411         2,166,238
Wesco Financial Corp                                 0                 --         88            25,520
Westamerica Bancorp                                871             27,818      2,108            67,324
Westpac Banking Corp ADR (Australia)             9,713            296,246     21,632           659,776
White Mountains Insurance                            0                 --        100            13,025
Wilmington Trust Corp                              696             34,800      1,733            86,650
Zions Bancorp                                    1,139             56,665      3,721           185,119
                                                              -----------                  -----------
                   TOTAL BANK & FINANCE
                                - VALUE                       $21,049,317                  $47,356,620
                                -  COST                       $15,450,014                  $40,020,895
BASIC INDUSTRIES
Percent of Net Assets                                                1.11%                        1.37%
Alcoa Inc                                         5,466           352,899      11,584          747,892
ASARCO Inc                                          436             9,102       1,010           21,084
Avery-Dennison Corp                               1,174            64,423       3,508          192,502
Baker Hughes Inc                                  4,296           146,064      13,601          462,434
Bemis Co                                            782            29,667       1,389           52,695
Boise Cascade Corp                                  886            32,228       1,483           53,944
Boise Cascade Office Products           +           179             1,723         353            3,398
Bowater Inc                                       1,146            61,454       2,704          145,002
Broken Hill Propriety Co Ltd ADR
(Australia)                                       3,912            84,597       9,287          200,831
Champion International Corp                       1,328            73,040       2,514          138,270
Chesapeake Corp                                     237             8,014         674           22,790
Consolidated Papers Inc                           1,211            32,243       2,762           73,538
Crown Vantage Inc                       +            72               171         117              278
Cyprus Amax Minerals                              1,180            19,986       2,629           44,529
Deltic Timber Corp                                  178             4,439         295            7,357
Dover Corp                                        2,898           112,116       7,244          280,252
Fort James Corp                                   2,699            87,043       6,203          200,047
Georgia-Pacific Corp                              2,362            97,728       5,084          210,350
Glatfelter (P H) Co                                 437             5,763         780           10,286
Harnischfeger Industries Inc                        704             1,012       1,480            2,128
Homestake Mining Co                               2,776            23,596       5,531           47,013
Ikon Office Solutions Inc                         1,805            20,081       3,711           41,285
Inco Ltd                                          2,235            45,817       4,363           89,441
Longview Fibre Co                                   513             6,637       1,275           16,495
Louisiana-Pacific Corp                            1,564            28,934       3,231           59,773
LTB Corp                                          2,511            14,438       6,153           35,380
Mail-Well Inc                           +             0                --         188            2,679
Mark IV Industries Inc                              948            18,782       2,298           45,529

     MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
     AUGUST 31, 1999
     Portfolio of Investments

                                                            LifePath 2000                LifePath 2010               LifePath 2020
                                                -------------------------    -------------------------   -------------------------
                                                 Shares             Value     Shares             Value    Shares             Value
----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Mead Corp                                           102             3,806        635            23,693     1,776            66,267
Minnesota Mining & Manufacturing Co                 505            47,722      2,105           198,923     5,437           513,796
Mitsubishi Corp ADR (Japan)                       2,094            34,798     14,125           234,726    35,518           590,231
NACCO Industries Inc Class A                         18             1,402         48             3,738       147            11,448
Newmont Mining Corp                                  87             1,768      1,171            23,932     2,813            57,480
Potlatch Corp                                         2                77        230             8,884       530            20,471
Rayonier Inc                                        156             6,474        196             8,134       556            23,074
Sealed Air Corp                         +           177            10,399        405            23,794     1,132            66,505
Smith International Inc                 +           214             9,991        616            28,759     1,237            57,752
St Joe Paper Corp                                   200             4,675        152             3,553       601            14,048
U.S. Industries Inc                                 427             6,885      1,146            18,479     2,439            39,329
Varco International Inc                 +           584             7,227        440             5,445     1,019            12,610
Watts Industries Inc Class A                        308             6,776          0                --       407             8,954
Wausau-Mosinee Paper Corp                           392             5,390        278             3,822       501             6,889
Westvaco Corp                                        56             1,466        652            17,074     1,868            48,918
Weyerhauser Co                                      269            15,131      1,259            70,819     3,479           195,694
Willamette Industries Inc                           109             4,319        670            26,549     1,822            72,197
                                                                 --------                   ----------                  ----------
                 TOTAL BASIC INDUSTRIES
                                - VALUE                          $306,559                   $1,325,411                  $3,460,969
                                -  COST                          $274,068                   $1,185,297                  $3,112,369
BEVERAGES
Percent of Net Assets                                                0.65%                        1.37%                       2.17%
Anheuser-Busch Inc                                  322            24,794      2,250           173,250     7,088           545,776
Cadbury Schweppes PLC ADR (UK)                    2,434            61,763      8,724           221,371    18,622           472,533
Coca-Cola Co                                      1,817           108,679     12,184           728,756    36,832         2,203,014
Coca-Cola Enterprises Co                          1,036            29,461      2,205            62,705     5,919           168,322
Coors (Adolph) Co Class B                            59             3,367        318            18,146       533            30,414
Diageo PLC ADR (UK)                               2,987           123,774     10,695           443,174    25,702         1,065,027
Hanson PLC ADR (UK)                               1,899            80,470      6,656           282,048    16,027           679,144
Kirin Brewery Co ADR (Japan)                      1,197           143,939      4,882           587,060    11,966         1,438,911
Louis Vuitton Moet Hennessey ADR (France)           831            50,691      3,053           186,233     7,095           432,795
Pepsi Bottling Group Inc                            100             1,894        100             1,894       400             7,575
Pepsico Inc                                       1,087            37,094      7,312           249,522    21,809           744,232
Seagrams Co Ltd                                     244            12,947      2,140           113,554     5,301           281,284
Whitman Corp                                        364             6,074        924            15,419     2,587            43,171
                                                                 --------                   ----------                  ----------
                        TOTAL BEVERAGES
                                - VALUE                          $684,947                   $3,083,132                  $8,112,198
                                -  COST                          $544,293                   $2,423,087                  $6,489,822
BIOTECHNOLOGY
Percent of Net Assets                                                0.07%                        0.10%                       0.10%
Beckman Coulter Inc                                 194             9,191        196             9,285       545            25,819
Biogen Inc                              +           636            48,813      1,214            93,174     2,222           170,538
Chiron Corp                             +           296             9,509        937            30,101     2,125            68,266
Genentech Inc                           +             0                --          0                --       100            16,425
Genzyme Corp - General Division         +           126             7,111        798            45,037       631            35,612
Genzyme Corp - Tissue Repair            +            44                85         10                19       162               314
Genzyme Corp Molecular Oncology         +            35               155         96               432       179               805
Medimmune Inc                           +             0                --        328            33,845       300            30,937
Quest Diagnostics Inc                   +            46             1,216        211             5,578       451            11,923
                                                                 --------                   ----------                  ----------
                    TOTAL BIOTECHNOLOGY
                                - VALUE                          $ 76,080                   $  217,471                  $  360,639
                                -  COST                          $ 36,314                   $  104,599                  $  232,590
BROADCASTING
Percent of Net Assets                                                0.38%                        0.59%                       0.82%
Adelphia Communications Class A         +             0                --          0                --       100             6,200
American Tower Corp                     +           100             2,275        856            19,474     2,028            46,137
Amfm Inc                                +           500            24,625      1,120            55,160     2,304           113,472
AT & T Liberty Media Group              +         6,010           192,320     12,444           398,208    20,650           660,800

                                                            LifePath 2000                LifePath 2010
                                                -------------------------    -------------------------
                                                 Shares             Value     Shares             Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Mead Corp                                         1,330            49,626      2,722           101,565
Minnesota Mining & Manufacturing Co               4,649           439,330     10,736         1,014,552
Mitsubishi Corp ADR (Japan)                      29,050           482,747     61,890         1,028,476
NACCO Industries Inc Class A                        149            11,603        179            13,940
Newmont Mining Corp                               2,283            46,659      5,406           110,485
Potlatch Corp                                       522            20,162        495            19,119
Rayonier Inc                                        537            22,285      1,418            58,847
Sealed Air Corp                         +           849            49,879      2,418           142,057
Smith International Inc                 +         1,095            51,123      2,496           116,532
St Joe Paper Corp                                   514            12,015      1,302            30,434
U.S. Industries Inc                               2,136            34,443      4,979            80,286
Varco International Inc                 +           846            10,469      1,878            23,240
Watts Industries Inc Class A                        298             6,556          0                --
Wausau-Mosinee Paper Corp                           363             4,991        328             4,510
Westvaco Corp                                     1,347            35,275      2,684            70,287
Weyerhauser Co                                    2,716           152,775      5,657           318,206
Willamette Industries Inc                         1,443            57,179      3,196           126,642
                                                               ----------                  -----------
                 TOTAL BASIC INDUSTRIES
                                - VALUE                        $2,869,114                  $ 6,466,380
                                -  COST                        $2,602,097                  $ 5,935,235
BEVERAGES
Percent of Net Assets                                                2.64%                        3.30%
Anheuser-Busch Inc                                5,591           430,507     13,972         1,075,844
Cadbury Schweppes PLC ADR (UK)                   17,356           440,408     38,468           976,125
Coca-Cola Co                                     29,532         1,766,383     71,405         4,270,912
Coca-Cola Enterprises Co                          5,049           143,581     12,550           356,891
Coors (Adolph) Co Class B                           651            37,148        799            45,593
Diageo PLC ADR (UK)                              22,526           933,421     50,128         2,077,179
Hanson PLC ADR (UK)                              14,092           597,143     31,166         1,320,659
Kirin Brewery Co ADR (Japan)                      9,680         1,164,020     20,852         2,507,453
Louis Vuitton Moet Hennessey ADR (France)         6,486           395,646     13,999           853,939
Pepsi Bottling Group Inc                            200             3,787        400             7,575
Pepsico Inc                                      17,485           596,676     42,414         1,447,378
Seagrams Co Ltd                                   4,520           239,843      9,699           514,653
Whitman Corp                                      2,284            38,114      5,357            89,395
                                                               ----------                  -----------
                        TOTAL BEVERAGES
                                - VALUE                        $6,786,677                  $15,543,596
                                -  COST                        $5,450,010                  $13,127,236
BIOTECHNOLOGY                                                  ----------                  -----------
Percent of Net Assets                                                0.12%                        0.18%
Beckman Coulter Inc                                 519            24,588      1,384            65,567
Biogen Inc                              +         2,160           165,780      6,972           535,101
Chiron Corp                             +         1,843            59,206      4,274           137,302
Genentech Inc                           +             0                --        100            16,425
Genzyme Corp - General Division         +           564            31,831      1,201            67,781
Genzyme Corp - Tissue Repair            +           146               283        148               287
Genzyme Corp Molecular Oncology         +           171               770        252             1,134
Medimmune Inc                           +           100            10,319        200            20,625
Quest Diagnostics Inc                   +           347             9,174        829            21,917
                                                               ----------                  -----------
                    TOTAL BIOTECHNOLOGY
                                - VALUE                        $  301,951                  $   866,139
                                -  COST                        $  169,671                  $   469,278
BROADCASTING
Percent of Net Assets                                                1.05%                        1.21%
Adelphia Communications Class A         +           100             6,200        100             6,200
American Tower Corp                     +         1,675            38,106        600            13,650
Amfm Inc                                +         1,854            91,309      6,106           300,720
AT & T Liberty Media Group              +        19,050           609,600     45,094         1,443,008

     MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
     AUGUST 31, 1999
     Portfolio of Investments

                                                            LifePath 2000                LifePath 2010               LifePath 2020
                                                -------------------------    -------------------------   -------------------------
                                                 Shares             Value     Shares             Value    Shares             Value
----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
British Sky Broadcasting ADR (UK)                   547            30,905      1,985           112,152     4,877           275,550
Cablevision Systems Corp                +             0                --        780            54,600     1,490           104,300
Clear Channel Communications Inc        +           243            17,025      1,471           103,062     4,164           291,740
Fox Entertainment Group Inc             +           100             2,306        100             2,306       600            13,837
Hearst-Argyle Television                +           300             7,594        704            17,820     1,327            33,590
Hispanic Broadcasting Corp              +           100             7,475        252            18,837       514            38,421
Infinity Broadasting Corp               +             0                --          0                --       100             2,706
Jones Intercable Inc Class A            +             0                --          0                --       100             4,387
Kingworld Productions                   +            94             3,584        455            17,347     1,073            40,908
MediaOne Group Inc                      +           680            44,710      3,685           242,289     9,884           649,873
TCI Satellite Entertainment Class A     +           107               381        477             1,699     1,008             3,591
Tribune Co                                          121            11,291        722            67,372     2,054           191,664
Unitedglobalcom Inc Class A             +             0                --          0                --       100             7,325
Univision Communications Inc            +             0                --         64             4,720       338            24,927
USA Networks Inc                        +           522            23,425        629            28,226     1,239            55,600
Viacom Inc Class B                      +           774            32,556      4,310           181,289    11,554           485,990
                                                                 --------                   ----------                ------------
                     TOTAL BROADCASTING
                                - VALUE                          $400,472                   $1,324,561                $  3,051,018
                                -  COST                          $219,909                   $  758,252                $  1,857,775
BUILDING MATERIALS & SERVICES
Percent of Net Assets                                                0.16%                        0.20%                       0.31%
AMBAC Inc                                           300            15,844        516            27,251       852            44,996
American Standard Co Inc                +           100             4,100        616            25,256     1,327            54,407
Cooper Industries Inc                               123             6,381        734            38,076     1,993           103,387
Corning Inc                                         185            12,302        988            65,702     3,358           223,307
Cytec Industries Inc                    +           100             2,331        240             5,595       777            18,114
Dal Tile International Inc              +             0                --          0                --         0                --
Danaher Corp                                        500            29,375        477            28,024     1,263            74,201
Diebold Inc                                         266             7,082        911            24,255     1,335            35,544
Fastenal Co                                         200            10,025        152             7,619       501            25,113
Georgia-Pacific (Timber Group)                      337             8,109      1,126            27,094     2,557            61,528
Kennametal Inc                                      300             7,950        264             6,996       360             9,540
Lafarge Corp                                        300             8,250        240             6,600       589            16,197
Lawson Products Inc                                   0                --          0                --       173             3,979
Martin Marietta Inc                                   0                --         88             4,015       275            12,547
Owens Corning Fiberglass Corp                        18               506        191             5,372       812            22,838
Owens Illinois Inc                      +           136             3,366        898            22,225     2,641            65,365
PPG Industries Inc                                  185            11,112      1,089            65,408     2,938           176,464
Snap-On Inc                                          38             1,285        347            11,733       741            25,055
Southdown Inc                                       275            13,887        240            12,120       560            28,280
Stanley Works                                        92             2,426        431            11,368     1,344            35,448
USG Corp                                            100             4,900        240            11,760       777            38,073
Valspar Corp                                        100             3,631        328            11,910       864            31,374
Vulcan Materials Co                                 400            17,050        856            36,487     1,278            54,475
                                                                 --------                   ----------                ------------
    TOTAL BUILDING MATERIALS & SERVICES
                                - VALUE                          $169,912                   $  454,866                $  1,160,232
                                -  COST                          $110,630                   $  411,250                $  1,072,460
BUSINESS SERVICES
Percent of Net Assets                                                0.16%                        0.28%                       0.42%
APAC Teleservices Inc                   +           100               237        176               418       451             1,071
Apollo Group Inc                        +             0                --        472            10,355       864            18,954
Cendant Corp                            +           852            15,283      5,272            94,566    14,012           251,340
Concord EFS Inc                         +           250             9,281        944            35,046     2,248            83,457
Convergys Corp                          +           100             2,062        100             2,062       700            14,437
Delta & Pine Land Co                                  0                --        240             6,795       100             2,831
Dun & Bradstreet Corp                                75             1,964        610            15,974     2,556            66,935
Ecolab Inc                                           84             3,155        546            20,509     1,988            74,674
Fulton Financial Corp                               100             1,919        677            12,990       300             5,719

                                                            LifePath 2000                LifePath 2010
                                                -------------------------    -------------------------
                                                 Shares             Value     Shares             Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
British Sky Broadcasting ADR (UK)                 4,258           240,577      9,413           531,834
Cablevision Systems Corp                +         1,786           125,020        300            21,000
Clear Channel Communications Inc        +         3,412           239,053      7,327           513,348
Fox Entertainment Group Inc             +           300             6,919        600            13,837
Hearst-Argyle Television                +         1,250            31,641      2,773            70,192
Hispanic Broadcasting Corp              +           725            54,194      1,137            84,991
Infinity Broadasting Corp               +           100             2,706        100             2,706
Jones Intercable Inc Class A            +           100             4,387        100             4,387
Kingworld Productions                   +           958            36,524      1,904            72,590
MediaOne Group Inc                      +         8,382           551,116     17,635         1,159,501
TCI Satellite Entertainment Class A     +           788             2,807      1,649             5,875
Tribune Co                                        1,880           175,428      3,524           328,833
Unitedglobalcom Inc Class A             +           100             7,325        100             7,325
Univision Communications Inc            +           246            18,142        483            35,621
USA Networks Inc                        +         1,011            45,369      5,145           230,882
Viacom Inc Class B                      +         9,788           411,708     20,900           879,106
                                                               ----------                   ----------
                     TOTAL BROADCASTING
                                - VALUE                        $2,698,131                   $5,725,606
                                -  COST                        $1,515,055                   $3,318,829
BUILDING MATERIALS & SERVICES
Percent of Net Assets                                                0.38%                        0.54%
AMBAC Inc                                           871            46,000      3,280           173,225
American Standard Co Inc                +           961            39,401      2,373            97,293
Cooper Industries Inc                             1,630            84,556      3,347           173,626
Corning Inc                                       2,863           190,389      6,756           449,274
Cytec Industries Inc                    +           604            14,081      1,666            38,839
Dal Tile International Inc              +             0                --        177             1,571
Danaher Corp                                        965            56,694      4,381           257,384
Diebold Inc                                       1,778            47,339      3,682            98,033
Fastenal Co                                         514            25,764      1,313            65,814
Georgia-Pacific (Timber Group)                    1,539            37,032      4,778           114,971
Kennametal Inc                                      268             7,102        630            16,695
Lafarge Corp                                        514            14,135      1,490            40,975
Lawson Products Inc                                   0                --          0                --
Martin Marietta Inc                                 179             8,167        200             9,125
Owens Corning Fiberglass Corp                       551            15,497      1,605            45,141
Owens Illinois Inc                      +         2,031            50,267      4,480           110,880
PPG Industries Inc                                2,371           142,408      5,161           309,983
Snap-On Inc                                         782            26,441      1,573            53,187
Southdown Inc                                       762            38,481      2,031           102,565
Stanley Works                                       892            23,527      2,365            62,377
USG Corp                                            604            29,596      1,466            71,834
Valspar Corp                                        782            28,396      1,931            70,119
Vulcan Materials Co                               1,308            55,753      4,170           177,746
                                                               ----------                   ----------
    TOTAL BUILDING MATERIALS & SERVICES
                                - VALUE                        $  981,026                   $2,540,657
                                -  COST                        $  913,666                   $2,407,234
BUSINESS SERVICES
Percent of Net Assets                                                0.51%                        0.63%
APAC Teleservices Inc                   +           457             1,085        630             1,496
Apollo Group Inc                        +           827            18,142      1,731            37,974
Cendant Corp                            +        11,882           213,133     25,198           451,989
Concord EFS Inc                         +         1,898            70,463      4,216           156,519
Convergys Corp                          +           300             6,187        700            14,437
Delta & Pine Land Co                                100             2,831        188             5,323
Dun & Bradstreet Corp                             2,113            55,334      4,841           126,774
Ecolab Inc                                        1,383            51,949      4,038           151,677
Fulton Financial Corp                               200             3,837        300             5,719

     MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
     AUGUST 31, 1999
     Portfolio of Investments

                                                            LifePath 2000                LifePath 2010               LifePath 2020
                                                -------------------------    -------------------------   -------------------------
                                                 Shares             Value     Shares             Value    Shares             Value
----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
IT Group Inc                           +              0                --          0                --       120             1,432
Kelly Services Inc Class A                          106             2,981        194             5,456       341             9,591
Manpower Inc                                        200             5,400      1,056            28,512     2,216            59,832
Modis Professional Services            +            400             6,325      1,120            17,710     2,654            41,966
Navigant Consulting Inc                +              0                --          0                --       200             8,775
Neilsen Media Research                 +             60             2,201        391            14,345       897            32,909
Nielson (A C) Corp                     +             73             1,825        299             7,475       705            17,625
Nova Corp/Georgia                      +            100             2,600        100             2,600       300             7,800
Ogden Corp                                          101             2,298        538            12,239     1,213            27,596
Olsten Corp                                         291             2,983        462             4,735     1,079            11,060
Paychex Inc                                         848            24,963      1,122            33,029     3,439           101,236
Quintiles Transnational Corp           +            200             7,162        604            21,631     1,315            47,093
Reuters Group PLC ADR (UK)                          484            42,683      1,913           168,703     4,704           414,834
Robert Half International Inc          +            200             5,250        924            24,255     1,953            51,266
Rollins Inc                                         388             6,087        185             2,902       565             8,863
Security Dynamics Technology Inc       +            200             4,725        528            12,474     1,064            25,137
Teletech Holdings Inc                  +              0                --         88               979         0                --
United Rentals Inc                     +              0                --          0                --       200             4,887
US Oncology Inc                        +              0                --        176             1,804         0                --
Waste Management Inc                                812            17,712      2,734            59,635     8,500           185,406
                                                                 --------                     --------                  ----------
                TOTAL BUSINESS SERVICES
                                - VALUE                          $169,096                     $617,199                  $1,576,726
                                -  COST                          $162,905                     $679,241                  $1,698,967
CHEMICALS
Percent of Net Assets                                                0.50%                        0.83%                       1.29%
Air Products & Chemicals Inc                        80              2,720      1,401            47,634     3,750           127,500
Airgas Inc                             +           400              5,250        704             9,240     1,502            19,714
Albemarle Corp                                     113              1,956         29               502       336             5,817
Arch Chemicals Inc                                 135              2,658        334             6,576       604            11,891
Autoliv Inc                                        444             15,401        943            32,710     1,901            65,941
Cabot Corp                                         210              4,843        827            19,073     1,916            44,188
ChemFirst Inc                                       35                892         74             1,887       275             7,012
Clorox Co                                          466             21,086      1,110            50,227     3,684           166,701
Crompton & Knowles Corp                            250              4,375      1,003            17,552     1,928            33,740
Dow Chemical Co                                    301             34,201      1,394           158,393     3,681           418,254
Du Pont (E I) De Nemours                         1,500             95,062      5,608           355,407    15,771           999,487
Eastman Chemical Co                                114              5,294        511            23,730     1,185            55,028
Ethyl Corp                                       1,031              5,477        889             4,723     1,878             9,977
Ferro Corp                                         457             10,968        330             7,920       573            13,752
FMC Corp                               +             2                116        223            12,990       618            35,998
Fuller (H B) Co                                      0                 --          0                --       197            11,869
Geon Co                                              0                 --          0                --         0                --
Georgia Gulf Corp                                  237              4,310        317             5,765       653            11,876
Goodrich (B F) Co                                   82              3,029        735            27,149     1,824            67,374
Grace (W R) Co                         +            42                803        551            10,538     1,016            19,431
Great Lakes Chemical Corp                           67              2,760        418            17,216       780            32,126
Hanna (M A) Co                                     280              3,832        572             7,829     1,211            16,576
Hercules Inc                                        82              2,670        538            17,519     1,391            45,294
IMC Global Inc                                     436              6,949      1,143            18,217     2,694            42,936
Imperial Chemical Industries PLC ADR
(UK)                                               849             38,842      3,141           143,701     7,533           344,635
International Flavor & Fragrances                  156              6,357        503            20,497     1,564            63,733
Johns Manville Corp                                100              1,437        240             3,450       789            11,342
Lubrizol Corp                                      329              8,348        857            21,746     1,617            41,031
Lyondell Petrochemical                              76              1,107        698            10,165     1,267            18,451
Millennium Chemicals Inc                           310              7,130        999            22,977     2,039            46,897
Mississippi Chemical Corp                           11                 83         24               182        92               696
Monsanto Co                                        820             33,671      3,041           124,871     8,629           354,328
Montedison SpA ADR                               1,679             25,605      5,831            88,923    16,507           251,732

                                                            LifePath 2000                LifePath 2010
                                                -------------------------    -------------------------
                                                 Shares             Value     Shares             Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
IT Group Inc                           +              0                --          0                --
Kelly Services Inc Class A                          374            10,519        882            24,806
Manpower Inc                                      1,964            53,028      3,963           107,001
Modis Professional Services            +          2,200            34,787      4,946            78,209
Navigant Consulting Inc                +            100             4,387        100             4,387
Neilsen Media Research                 +            793            29,093      2,072            76,017
Nielson (A C) Corp                     +            431            10,775      1,240            31,000
Nova Corp/Georgia                      +            200             5,200        300             7,800
Ogden Corp                                          966            21,976      2,324            52,871
Olsten Corp                                         982            10,065      2,157            22,109
Paychex Inc                                       2,920            85,958      7,097           208,918
Quintiles Transnational Corp           +          1,239            44,372      2,538            90,892
Reuters Group PLC ADR (UK)                        4,156           366,507      9,081           800,831
Robert Half International Inc          +          1,741            45,701      3,521            92,426
Rollins Inc                                         357             5,600        696            10,918
Security Dynamics Technology Inc       +            893            21,097      2,055            48,549
Teletech Holdings Inc                  +              0                --        265             2,948
United Rentals Inc                     +            100             2,444        200             4,887
US Oncology Inc                        +            179             1,835        353             3,618
Waste Management Inc                              6,778           147,845     16,554           361,084
                                                               ----------                   ----------
                TOTAL BUSINESS SERVICES
                                - VALUE                        $1,324,150                   $2,981,179
                                -  COST                        $1,537,039                   $3,495,565
CHEMICALS
Percent of Net Assets                                                1.56%                        1.94%
Air Products & Chemicals Inc                      3,032           103,088      6,531           222,054
Airgas Inc                             +          1,350            17,719      3,126            41,029
Albemarle Corp                                      186             3,220        771            13,348
Arch Chemicals Inc                                  606            11,931      1,319            25,968
Autoliv Inc                                       1,415            49,083      5,397           187,208
Cabot Corp                                        1,714            39,529      3,801            87,661
ChemFirst Inc                                       200             5,100        307             7,828
Clorox Co                                         2,472           111,858      6,832           309,148
Crompton & Knowles Corp                           1,848            32,340      3,836            67,130
Dow Chemical Co                                   2,953           335,535      6,482           736,517
Du Pont (E I) De Nemours                         12,653           801,884     30,475         1,931,353
Eastman Chemical Co                               1,065            49,456      1,970            91,482
Ethyl Corp                                        1,268             6,736      2,435            12,936
Ferro Corp                                          443            10,632      1,179            28,296
FMC Corp                               +            576            33,552        733            42,697
Fuller (H B) Co                                       0                --          0                --
Geon Co                                               0                --        265             7,917
Georgia Gulf Corp                                   415             7,548        665            12,095
Goodrich (B F) Co                                 1,439            53,153      3,349           123,704
Grace (W R) Co                         +            876            16,754      1,978            37,829
Great Lakes Chemical Corp                           740            30,479      1,577            64,953
Hanna (M A) Co                                    1,261            17,260      2,551            34,917
Hercules Inc                                      1,251            40,736      2,533            82,481
IMC Global Inc                                    2,194            34,967      5,132            81,791
Imperial Chemical Industries PLC ADR
(UK)                                              6,773           309,865     15,047           688,400
International Flavor & Fragrances                 1,098            44,743      2,904           118,338
Johns Manville Corp                                 604             8,682      1,678            24,121
Lubrizol Corp                                     1,566            39,737      3,403            86,351
Lyondell Petrochemical                              975            14,198      2,460            35,824
Millennium Chemicals Inc                          1,916            44,068      3,827            88,021
Mississippi Chemical Corp                            66               499        103               779
Monsanto Co                                       7,014           288,012     16,370           672,193
Montedison SpA ADR                               13,247           202,017     29,877           455,624

     MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
     AUGUST 31, 1999
     Portfolio of Investments

                                                         LifePath 2000                 LifePath 2010                  LifePath 2020
                                             -------------------------      ------------------------       ------------------------
                                             Shares              Value      Shares             Value       Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Nalco Chemical Co                                64              3,288        409             21,012          868            44,593
Octel Corp                              +        19                216        118              1,342          263             2,992
OEA Inc                                           0                 --          0                 --          270             1,890
Olin Corp                                       270              3,831        669              9,491        1,308            18,557
Praxair Inc                                     198              9,306        921             43,287        2,640           124,080
Premark International Inc                       361             12,003        333             11,072        1,431            47,581
Rhone Poulenc Rorer Class A                   1,714             83,236      6,355            308,615       15,106           733,585
Rohm & Haas Co                                  190              7,101      1,463             54,680        3,685           137,727
RPM Inc                                         272              3,621      1,083             14,417        2,552            33,974
Schulman (A) Inc                                403              7,229        369              6,619          601            10,780
Sigma-Aldrich Corp                              118              3,805        558             17,995        1,714            55,276
Solutia Inc                                     543             10,860      1,072             21,440        2,101            42,020
Terra Industries Inc                            500              1,125        352                792          714             1,606
Union Carbide Corp                              125              7,109        716             40,723        2,109           119,949
USEC Inc                                        400              4,325      1,208             13,061        2,542            27,485
Valhi Inc                                       100              1,131          0                 --          100             1,131
Wellman Inc                                     363              6,103        246              4,136          434             7,297
                                                         -------------                 -------------                   ------------
                        TOTAL CHEMICALS
                                - VALUE                  $     521,521                 $   1,857,991                   $  4,805,850
                                -  COST                  $     497,338                 $   1,711,319                   $  4,397,579
COMMERCIAL SERVICES
Percent of Net Assets                                             0.02%                         0.02%                          0.03%
ServiceMaster Co                                700             11,550      2,088             34,452        5,045            83,242
Stewart Enterprises Inc Class A                 300              1,622        592              3,201        1,315             7,109
Valassis Communications Inc             +       150              6,562        246             10,762          739            32,331
                                                         -------------                  ------------                   ------------
              TOTAL COMMERCIAL SERVICES
                                - VALUE                  $      19,734                  $     48,415                   $    122,682
                                -  COST                  $      22,145                  $     65,005                   $    150,855
COMPUTER SOFTWARE
Percent of Net Assets                                             1.56%                         2.70%                          4.33%
3Com Corp                               +       390              9,677      2,225             55,208        5,917           146,816
Acxiom Corp                             +       100              1,756        100              1,756          300             5,250
Adobe Systems Inc                               112             11,158        538             53,598          903            89,961
Affiliated Computer Services            +         0                 --          0                 --          200             8,550
Altera Corp                             +       640             26,960      2,024             85,261        3,970           167,236
America Online Inc                      +     5,160            471,173      9,065            827,748       17,558         1,603,265
American Management Systems Inc         +         0                 --          0                 --          200             5,725
Anixter International Inc               +       500             10,531        440              9,268          438             9,225
At Home Corp Series A                   +       100              4,012        228              9,148          952            38,199
Autodesk Inc                                     76              1,748        296              6,808          461            10,603
Automatic Data Processing                       358             14,074      2,916            114,635        8,818           346,658
BEA Systems Inc                         +         0                 --         88              2,123          263             6,345
BMC Software Inc                        +       949             51,068        915             49,238        3,099           166,765
Cadence Design Systems Inc              +       964             13,134      1,809             24,648        3,825            52,116
Cambridge Technology Partners           +       100              1,369        252              3,449          514             7,035
Ceridian Corp                           +        92              2,576        604             16,912        2,332            65,296
Checkfree Holdings Corp                 +         0                 --          0                 --          100             2,925
Choicepoint Inc                         +       141              9,280        123              8,095          319            20,994
CIBER Inc                               +         0                 --        240              4,395          789            14,449
Citrix Systems Inc                      +       200             11,400        692             39,444        1,490            84,930
CNet Inc                                +         0                 --          0                 --          100             3,756
Computer Associates International Inc           324             18,306      2,517            142,210        8,216           464,204
Computer Sciences Corp                  +       242             16,743        727             50,299        2,292           158,578
Compuware Corp                          +     1,800             54,337      2,730             82,412        5,230           157,881
CSG Systems International Inc           +         0                 --          0                 --          100             2,256
CSK Corp ADR (Japan)                          1,416             38,674      5,920            161,690       14,920           407,502
DST Systems Inc                         +       200             13,300        152             10,108          689            45,818
Electronic Arts Inc                     +       300             20,587        516             35,410        1,402            96,212

                                                           LifePath 2030                  LifePath 2040
                                             ---------------------------    ---------------------------
                                              Shares               Value    Shares                Value
-------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Nalco Chemical Co                                847              43,515     1,769               90,882
Octel Corp                              +        233               2,650       522                5,938
OEA Inc                                          299               2,093         0                   --
Olin Corp                                      1,312              18,614     2,738               38,845
Praxair Inc                                    2,172             102,084     4,670              219,490
Premark International Inc                      1,225              40,731     2,859               95,062
Rhone Poulenc Rorer Class A                   13,342             647,921    29,545            1,434,779
Rohm & Haas Co                                 3,068             114,667     6,426              240,172
RPM Inc                                        2,117              28,183     5,121               68,173
Schulman (A) Inc                                 550               9,866     1,147               20,574
Sigma-Aldrich Corp                             1,309              42,215     2,679               86,398
Solutia Inc                                    2,575              51,500     6,140              122,800
Terra Industries Inc                             546               1,228     1,072                2,412
Union Carbide Corp                             1,859             105,731     3,994              227,159
USEC Inc                                       2,289              24,750     5,299               57,295
Valhi Inc                                          0                  --       165                1,867
Wellman Inc                                      326               5,481       846               14,223
                                                          --------------                ---------------
                        TOTAL CHEMICALS
                                - VALUE                   $    4,005,610                $     9,146,062
                                -  COST                   $    3,706,071                $     8,840,349
COMMERCIAL SERVICES
Percent of Net Assets                                               0.04%                          0.05%
ServiceMaster Co                               4,228              69,762     9,690              159,885
Stewart Enterprises Inc Class A                  950               5,136     4,593               24,831
Valassis Communications Inc             +        554              24,237     1,322               57,837
                                                          --------------                ---------------
              TOTAL COMMERCIAL SERVICES
                                - VALUE                    $      99,135                 $      242,553
                                -  COST                    $     124,240                 $      334,079
COMPUTER SOFTWARE
Percent of Net Assets                                               5.20%                          6.55%
3Com Corp                               +      5,038             125,005    10,361              257,082
Acxiom Corp                             +        100               1,756       300                5,250
Adobe Systems Inc                                842              83,884     1,974              196,660
Affiliated Computer Services            +        100               4,275       200                8,550
Altera Corp                             +      4,258             179,368     9,050              381,231
America Online Inc                      +     15,388           1,405,117    35,427            3,234,928
American Management Systems Inc         +        100               2,862       200                5,725
Anixter International Inc               +        625              13,164     1,160               24,432
At Home Corp Series A                   +        772              30,976     1,796               72,064
Autodesk Inc                                     459              10,557     1,267               29,141
Automatic Data Processing                      7,203             283,168    17,506              688,205
BEA Systems Inc                         +        179               4,318       353                8,516
BMC Software Inc                        +      2,389             128,558     5,890              316,956
Cadence Design Systems Inc              +      3,252              44,308    10,284              140,119
Cambridge Technology Partners           +        425               5,817     1,125               15,398
Ceridian Corp                           +      1,668              46,704     4,256              119,168
Checkfree Holdings Corp                 +        100               2,925       100                2,925
Choicepoint Inc                         +        238              15,663       427               28,102
CIBER Inc                               +        514               9,413     1,390               25,454
Citrix Systems Inc                      +      1,874             106,818     3,962              225,834
CNet Inc                                +        100               3,756       100                3,756
Computer Associates International Inc          6,578             371,657    15,540              878,010
Computer Sciences Corp                  +      1,811             125,299     4,412              305,255
Compuware Corp                          +      4,466             134,817    10,852              327,595
CSG Systems International Inc           +        100               2,256       100                2,256
CSK Corp ADR (Japan)                          12,111             330,782    25,952              708,814
DST Systems Inc                         +        514              34,181     1,401               93,166
Electronic Arts Inc                     +      1,229              84,340     2,815              193,179

     MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
     AUGUST 31, 1999
     Portfolio of Investments

                                                         LifePath 2000                 LifePath 2010                  LifePath 2020
                                             -------------------------      ------------------------       ------------------------
                                             Shares              Value      Shares             Value       Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Electronic Data Systems Corp                   568              31,879       2,875           161,359        8,026           450,459
Extreme Networks Inc                    +        0                  --           0                --          100             6,394
First Data Corp                                353              15,532       2,715           119,460        7,193           316,492
Fiserv Inc                              +      487              15,006       1,064            32,785        2,182            67,233
Gartner Group Inc Class A                        0                  --         516            10,804        1,240            25,962
Healtheon Corp                          +        0                  --           0                --          100             3,381
I2 Technologies Inc                     +        0                  --          76             2,413          163             5,175
IMS Health Inc                                   0                  --       1,564            43,205        4,955           136,882
Information Resources Inc               +        0                  --           0                --          353             3,839
Informix Corp                           +    1,190               8,665         761             5,541        2,633            19,172
Infoseek Corp                           +        0                  --           0                --          100             3,044
Inktomi Corp                            +        0                  --           0                --          100            11,337
Intuit Inc                              +      200              17,913         328            29,376          789            70,665
Ivillage Inc                            +        0                  --           0                --          100             3,631
J.D. Edwards & Co                       +      100               1,825         252             4,630          614            11,282
Keane Inc                               +      100               2,162         692            14,964        1,427            30,859
Legato Systems Inc                      +        0                  --         480            20,670        1,478            63,646
LHS Group Inc                           +        0                  --          76             2,522          251             8,330
Lycos Inc                               +        0                  --         100             4,062          200             8,125
Mentor Graphics Corp                    +      600               5,381         616             5,525          847             7,597
Microsoft Corp                          +    3,626             335,632      24,394         2,257,970       73,970         6,846,848
Mindspring Enterprises Inc              +        0                  --           0                --          200             5,812
MobileMedia Corp                        +      300                  15         200                10          400                20
Momentum Business Applications Inc      +       17                 131          31               238           72               554
National Data Corp                             200               7,650         240             9,180          677            25,895
NEC Corp ADR (Japan)                           883              71,081       3,613           290,846        9,110           733,355
Network Associates Inc                  +      525               8,859       1,274            21,499        2,367            39,943
New Era of Networks Inc                 +        0                  --           0                --          100             1,675
Northpoint Communications               +        0                  --           0                --          100             2,644
Novell Inc                              +      425              10,067       2,196            52,018        5,780           136,914
Objective Systems Integrator Corp       +        0                  --          88               242            0                --
Oracle Systems Corp                     +    1,041              37,996       7,197           262,691       21,748           793,802
Parametric Technology Corp              +       20                 280       1,236            17,304        4,223            59,122
Peoplesoft Inc                          +      575               8,122       1,145            16,173        3,430            48,449
Per-SE Technologies Inc                 +      800               2,850         792             2,822        1,064             3,791
Perot Systems Corp Class A              +        0                  --           0                --          200             4,150
PSINET Inc                              +        0                  --           0                --          200             9,575
Realnetworks Inc                        +        0                  --           0                --          100             8,175
Renaissance Worldwide Inc               +      200                 975         440             2,145          889             4,334
Reynolds & Reynolds Co Class A                 146               3,194         810            17,719        1,688            36,925
Siebel Systems Inc                      +      200              13,737         606            41,625        1,134            77,892
Sterling Commerce Inc                   +      277               5,298         989            18,915        2,076            39,703
Sterling Software Inc                   +      200               4,025         780            15,697        1,865            37,533
Storage Technology Corp                 +      518              10,878         918            19,278        1,813            38,073
Structural Dynamics Research            +      303               4,886           0                --          380             6,128
Sun Microsystems Inc                    +      944              75,048       4,570           363,315       12,798         1,017,441
SunGard Data Systems Inc                +      400              10,000         856            21,400        1,765            44,125
Symantec Corp                           +      278               8,340         892            26,760        1,722            51,660
Synopsys Inc                            +      200              11,188         692            38,709        1,390            77,753
The Bisys Group Inc                     +        0                  --           0                --          100             4,750
Total System Services Inc                      250               3,875         284             4,402          864            13,392
US Internetworking Inc                  +        0                  --           0                --            0                --
US Web Corp                             +      100               1,950         100             1,950          300             5,850
Verisign Inc                            +        0                  --           0                --          200            21,662
Veritas Software Corp                   +      700              41,475         756            44,793        2,004           118,737

                                                           LifePath 2030                  LifePath 2040
                                             ---------------------------    ---------------------------
                                             Shares                Value    Shares                Value
-------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Electronic Data Systems Corp                  6,626              371,884     14,175             795,572
Extreme Networks Inc                    +         0                   --        100               6,394
First Data Corp                               6,059              266,596     12,874             566,456
Fiserv Inc                              +     1,883               58,020      5,984             184,382
Gartner Group Inc Class A                       961               20,121      2,285              47,842
Healtheon Corp                          +       100                3,381        100               3,381
I2 Technologies Inc                     +       168                5,334        518              16,446
IMS Health Inc                                3,820              105,527      9,265             255,946
Information Resources Inc               +         0                   --          0                  --
Informix Corp                           +     1,509               10,987      4,275              31,128
Infoseek Corp                           +       100                3,044        100               3,044
Inktomi Corp                            +         0                   --        100              11,337
Intuit Inc                              +       604               54,096      2,361             211,457
Ivillage Inc                            +         0                   --        100               3,631
J.D. Edwards & Co                       +       425                7,809      1,313              24,126
Keane Inc                               +     1,596               34,513      3,533              76,401
Legato Systems Inc                      +     1,208               52,019        400              17,225
LHS Group Inc                           +       157                5,210        507              16,826
Lycos Inc                               +       100                4,062        300              12,187
Mentor Graphics Corp                    +       993                8,906      1,513              13,570
Microsoft Corp                          +    59,786            5,533,942    144,132          13,341,218
Mindspring Enterprises Inc              +       100                2,919        200               5,812
MobileMedia Corp                        +       300                   15        700                  35
Momentum Business Applications Inc      +        66                  507         48                 369
National Data Corp                              693               26,507      1,666              63,724
NEC Corp ADR (Japan)                          7,314              588,777     15,849           1,275,844
Network Associates Inc                  +     2,132               35,977      6,779             114,396
New Era of Networks Inc                 +       100                1,675        100               1,675
Northpoint Communications               +       100                2,644        100               2,644
Novell Inc                              +     4,872              115,406      9,808             232,327
Objective Systems Integrator Corp       +         0                   --        277                 762
Oracle Systems Corp                     +    17,449              636,889     42,300           1,543,950
Parametric Technology Corp              +     3,419               47,866      8,253             115,542
Peoplesoft Inc                          +     2,695               38,067      6,670              94,214
Per-SE Technologies Inc                 +     1,171                4,172      1,967               7,007
Perot Systems Corp Class A              +       100                2,075        200               4,150
PSINET Inc                              +       100                4,787        100               4,787
Realnetworks Inc                        +         0                   --        100               8,175
Renaissance Worldwide Inc               +       903                4,402      1,702               8,297
Reynolds & Reynolds Co Class A                1,475               32,266      3,268              71,487
Siebel Systems Inc                      +       966               66,352      2,476             170,070
Sterling Commerce Inc                   +     1,961               37,504      3,852              73,669
Sterling Software Inc                   +     1,607               32,341      3,256              65,527
Storage Technology Corp                 +     1,516               31,836      5,609             117,789
Structural Dynamics Research            +       285                4,596          0                  --
Sun Microsystems Inc                    +    10,594              842,223     23,334           1,855,053
SunGard Data Systems Inc                +     2,021               50,525      4,769             119,225
Symantec Corp                           +     1,494               44,820      3,403             102,090
Synopsys Inc                            +     1,318               73,726      3,003             167,980
The Bisys Group Inc                     +       100                4,750        100               4,750
Total System Services Inc                       693               10,741      2,043              31,666
US Internetworking Inc                  +         0                   --        100               1,500
US Web Corp                             +       100                1,950        200               3,900
Verisign Inc                            +       100               10,831        200              21,662
Veritas Software Corp                   +     1,854              109,849      4,340             257,145

     MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
     AUGUST 31, 1999
     Portfolio of Investments

                                                         LifePath 2000                 LifePath 2010                  LifePath 2020
                                             -------------------------      ------------------------       ------------------------
                                             Shares              Value      Shares             Value       Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Whittman-Hart Inc                       +        0                  --           0                --          200             5,262
Yahoo! Inc                              +      400              58,950       1,684           248,390        2,854           420,965
Ziff-Davis Inc-ZDNET                    +        0                  --           0                --          100             1,512
                                                        --------------                  ------------                   ------------
                TOTAL COMPUTER SOFTWARE
                                - VALUE                 $    1,636,728                  $  6,047,270                   $ 16,186,476
                                -  COST                 $      774,605                  $  3,198,260                   $  8,987,287
COMPUTER SYSTEMS
Percent of Net Assets                                             0.74%                         2.01%                          3.52%
Adaptec Inc                             +      500              19,500       1,384            53,976        2,980           116,220
Apple Computer Inc                      +      125               8,156         785            51,221        2,252           146,943
Aztec Technology Partners Inc           +        0                  --         161               247          436               668
Cabletron Systems Inc                   +      177               2,976         964            16,207        2,689            45,209
Cisco Systems Inc                       +    2,182             147,967      15,402         1,044,448       47,048         3,190,443
CMGI Inc                                +        0                  --         100             8,394          300            25,162
Cognex Corp                             +        0                  --         264             7,969          614            18,535
Compaq Computer Corp                         1,777              41,204      10,227           237,139       27,047           627,152
Comverse Technology Inc                 +      350              27,300         560            43,680        1,083            84,474
Data General Corp                       +        4                  74         424             7,818          781            14,400
Dell Computer Corp                      +    1,932              94,306      12,374           604,006       37,816         1,845,893
Earthlink Network Inc                   +        0                  --           0                --            0                --
EMC Corp                                +      646              38,760       4,810           288,600       15,096           905,760
Exabyte Corp                            +        0                  --           0                --          398             1,492
Gartner Group Inc Class B               +       13                 266         223             4,571          771            15,805
Gateway Inc                             +      145              14,056         535            51,862        2,215           214,717
Harris Corp                                    104               2,730         607            15,934        1,220            32,025
Hewlett-Packard Co                           1,134             119,495       6,363           670,501       16,975         1,788,741
Intergraph Corp                         +       54                 300         322             1,791          855             4,756
International Business Machine Corp          1,480             184,352       9,264         1,153,947       27,620         3,440,416
Iomega Corp                             +      700               2,362       2,869             9,683        6,467            21,826
Komag Inc                               +      400               1,275         528             1,683        1,064             3,391
NCR Corp                                +      471              20,606       1,008            44,100        1,924            84,175
Prodigy Communications Corp             +        0                  --           0                --            0                --
Quantum Corp-DLT & Storage              +      500               9,156       1,460            26,736        3,413            62,501
Quantum Hard Disk Drive                 +      300               2,137         680             4,845        1,506            10,730
Rational Software Corp                  +      100               2,706         692            18,727        1,678            45,411
Rythms Netconnections Inc               +        0                  --         100             3,825          300            11,475
Sapient Corp                            +        0                  --           0                --            0                --
Seagate Technology Inc                  +      117               3,883       1,474            48,918        3,983           132,186
Sequent Computer Systems                +      340               5,992           0                --          413             7,279
Shared Medical System Corp                      42               2,360         150             8,428          456            25,622
Silicon Graphics Inc                    +      204               2,333       1,064            12,170        3,119            35,674
Sybase Inc                              +      700               8,750         616             7,700        1,327            16,587
Unisys Corp                             +      140               6,020       1,092            46,956        3,441           147,963
Unova Inc                               +       34                 512         382             5,754        1,027            15,469
Vignette Corp                           +        0                  --           0                --            0                --
Wallace Computer Services Inc                   90               1,924         176             3,762          263             5,622
Western Digital Corp                    +      700               4,287       1,232             7,546        2,467            15,110
                                                        --------------                  ------------                   ------------
                 TOTAL COMPUTER SYSTEMS
                                - VALUE                 $      775,745                  $  4,513,144                   $ 13,159,832
                                -  COST                 $      379,842                  $  2,072,220                   $  6,041,873
CONTAINER & PACKAGING
Percent of Net Assets                                             0.06%                         0.14%                          0.21%
Ball Corp                                       44               1,977         281            12,627          532            23,907
Crown Cork & Seal Co                            65               1,727         714            18,966        2,039            54,161
International Paper Co                         328              15,437       2,456           115,585        6,588           310,048
Jefferson Smurfit Group ADR (Ireland)          605              18,074       2,160            64,530        5,140           153,557
Smurfit-Stone Container Corp            +      486              10,297         704            14,916        3,337            70,703
Sonoco Products                                426              10,117         912            21,660        1,823            43,296

                                                          LifePath 2030                  LifePath 2040
                                             --------------------------     ---------------------------
                                             Shares               Value     Shares                Value
-------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Whittman-Hart Inc                       +       100               2,631        200                5,262
Yahoo! Inc                              +     2,522             371,995      2,596              382,910
Ziff-Davis Inc-ZDNET                    +       100               1,512        100                1,512
                                                         --------------                 ---------------
                TOTAL COMPUTER SOFTWARE
                                - VALUE                  $   13,380,328                 $    30,873,247
                                -  COST                  $    7,132,679                 $    16,315,883
COMPUTER SYSTEMS
Percent of Net Assets                                              4.17%                           5.31%
Adaptec Inc                             +     2,646             103,194      6,194              241,566
Apple Computer Inc                      +     1,908             124,497      3,789              247,232
Aztec Technology Partners Inc           +       388                 594        744                1,140
Cabletron Systems Inc                   +     2,082              35,004      4,051               68,107
Cisco Systems Inc                       +    37,380           2,534,831     91,232            6,186,670
CMGI Inc                                +       100               8,394        300               25,162
Cognex Corp                             +       536              16,180      1,248               37,674
Compaq Computer Corp                         22,709             526,565     48,356            1,121,255
Comverse Technology Inc                 +     1,406             109,668      3,444              268,632
Data General Corp                       +       572              10,546      1,177               21,701
Dell Computer Corp                      +    30,528           1,490,148     74,062            3,615,151
Earthlink Network Inc                   +         0                  --        100                4,900
EMC Corp                                +    12,088             725,280     29,002            1,740,120
Exabyte Corp                            +         0                  --          0                   --
Gartner Group Inc Class B               +       616              12,628      1,471               30,156
Gateway Inc                             +     1,925             186,605      2,315              224,410
Harris Corp                                   1,063              27,904      1,912               50,190
Hewlett-Packard Co                           14,231           1,499,592     30,059            3,167,467
Intergraph Corp                         +       623               3,465        976                5,429
International Business Machine Corp          22,426           2,793,439     54,206            6,752,035
Iomega Corp                             +     5,567              18,789     12,443               41,995
Komag Inc                               +       814               2,595      1,072                3,417
NCR Corp                                +     1,843              80,631      5,321              232,794
Prodigy Communications Corp             +         0                  --        100                1,856
Quantum Corp-DLT & Storage              +     3,077              56,348      6,801              124,543
Quantum Hard Disk Drive                 +     1,438              10,246      3,150               22,444
Rational Software Corp                  +     1,329              35,966      2,526               68,360
Rythms Netconnections Inc               +       100               3,825        200                7,650
Sapient Corp                            +         0                  --        100                7,300
Seagate Technology Inc                  +     3,213             106,631      6,876              228,197
Sequent Computer Systems                +       304               5,358          0                   --
Shared Medical System Corp                      374              21,014        634               35,623
Silicon Graphics Inc                    +     2,548              29,143      5,411               61,888
Sybase Inc                              +     1,171              14,637      2,408               30,100
Unisys Corp                             +     2,910             125,130      7,021              301,903
Unova Inc                               +       730              10,996      1,567               23,603
Vignette Corp                           +         0                  --        100                6,781
Wallace Computer Services Inc                   277               5,921        718               15,347
Western Digital Corp                    +     2,243              13,738      4,993               30,582
                                                         --------------                 ---------------
                 TOTAL COMPUTER SYSTEMS
                                - VALUE                  $   10,749,502                 $    25,053,380
                               -   COST                  $    4,615,425                 $    11,036,149
CONTAINER & PACKAGING
Percent of Net Assets                                              0.26%                           0.31%
Ball Corp                                       528              23,727        539               24,221
Crown Cork & Seal Co                          1,740              46,219      3,567               94,748
International Paper Co                        5,695             268,021     11,824              556,467
Jefferson Smurfit Group ADR (Ireland)         4,051             121,024     10,394              310,521
Smurfit-Stone Container Corp            +     2,612              55,342      5,914              125,303
Sonoco Products                               1,918              45,552      5,317              126,279

     MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
     AUGUST 31, 1999
     Portfolio of Investments

                                                         LifePath 2000                  LifePath 2010                 LifePath 2020
                                             -------------------------      -------------------------       -----------------------
                                             Shares              Value      Shares              Value       Shares            Value
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Temple-Inland Inc                               49               3,038         455            28,210           716           44,392
Tenneco Inc                                      8                 161       1,065            21,433         2,853           57,417
Tupperware Corp                                 63               1,421         380             8,574         1,026           23,149
                                                        --------------                  ------------                    -----------
            TOTAL CONTAINER & PACKAGING
                                - VALUE                 $       62,249                  $    306,501                    $   780,630
                                -  COST                 $       59,751                  $    329,476                    $   843,886
ELECTRICAL EQUIPMENT
Percent of Net Assets                                             0.50%                         1.17%                         2.00%
Alliance Semiconductor Corp             +        0                  --           0                --             0               --
Arrow Electronics Inc                   +      286               5,684         937            18,623         2,190           43,526
Avnet Inc                                      230              10,177         284            12,567           689           30,488
General Electric Co                          3,103             348,506      16,122         1,810,702        48,614        5,459,960
Grainger (W W) Inc                              72               3,136         554            24,134         1,672           72,837
Handleman Co                            +       59                 782         116             1,537           409            5,419
Hitachi Ltd ADR (Japan)                        532              53,932       2,424           245,733         5,958          603,992
Hubbell Inc Class B                            232               9,004         574            22,278         1,409           54,687
Masco Corp                                     322               9,117       2,033            57,559         5,568          157,644
Motorola Inc                                   776              71,586       4,016           370,476        10,242          944,824
National Service Industries Inc                 39               1,248         332            10,624           656           20,992
Symbol Technologies Inc                        277               9,643         868            30,217         1,792           62,384
Thomas & Betts Corp                             58               2,610         434            19,530           695           31,275
                                                        --------------                  ------------                    -----------
             TOTAL ELECTRICAL EQUIPMENT
                                - VALUE                 $      525,425                  $  2,623,980                    $ 7,488,028
                                -  COST                 $      331,467                  $  1,581,986                    $ 4,594,313
ELECTRONICS
Percent of Net Assets                                             1.30%                         2.26%                         3.50%
Advanced Micro Devices                  +      130               2,689         826            17,088         2,482           51,346
American Power Conversion               +      600              10,537       1,624            28,521         3,270           57,429
Analog Devices Inc                      +      701              36,101       1,483            76,374         3,026          155,839
Applied Materials Inc                   +      315              22,385       2,186           155,343         5,537          393,473
Atmel Corp                              +      562              22,094       1,173            46,114         2,600          102,212
C-Cube Microsystems Inc                 +      100               2,781         264             7,342           263            7,315
Canon Inc ADR (Japan)                          990              29,576       4,630           138,321        11,845          353,869
CBS Corp                                +      760              35,720       4,272           200,784        11,579          544,213
Cirrus Logic Inc                        +      634               7,093         686             7,675         1,411           15,786
Commscope Inc                           +       50               1,722         304            10,469           694           23,900
Conexant Systems Inc                    +      210              15,094         690            49,558         1,882          135,269
Cypress Semiconductor Corp              +      800              18,500         739            17,089         1,296           29,970
EG&G Inc                                        25                 795         333            10,594           752           23,923
Electronics for Imaging Inc             +      300              17,587         240            14,070           777           45,552
Emerson Electric Co                            565              35,383       2,293           143,599         6,150          385,144
Etec Systems Inc                        +        0                  --         176             7,744           351           15,444
Fuji Photo Film Co Ltd ADR (Japan)             675              24,637       3,060           111,690         7,624          278,276
General Instrument Corp                 +        0                  --         585            28,775         2,535          124,690
General Motors Class H                  +      500              25,750       1,132            58,298         2,028          104,442
General Semiconductor Inc               +       37                 363         229             2,247           521            5,112
Gentex Corp                             +      100               1,912         100             1,912           300            5,719
Honeywell Inc                                  164              18,614         784            88,984         2,099          238,236
Imation Corp                            +      276               7,780         454            12,797           615           17,335
Input/Output Inc                        +      500               3,687         440             3,245           976            7,198
Integrated Device Technology Inc        +      700              13,650         704            13,728         1,590           31,005
Intel Corp                                   2,532             208,099      16,352         1,343,930        49,372        4,057,761
International Rectifier Corp            +      500               8,062         440             7,095           877           14,142
Jabil Circuit                           +      100               4,481         152             6,811           602           26,977
Johnson Controls Inc                            86               5,880         465            31,794         1,256           85,879
KLA Instruments Corp                    +       94               5,904         501            31,469         1,359           85,362
Kyocera Corp ADR (Japan)                       660              44,014       2,558           170,587         6,152          410,262
Lam Research Corp                       +      300              16,931         264            14,900           438           24,720

                                                               LifePath 2030                          LifePath 2040
                                                   -------------------------            ---------------------------
                                                   Shares               Value           Shares                Value
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Temple-Inland Inc                                     749              46,438            1,495               92,690
Tenneco Inc                                         2,232              44,919            4,772               96,037
Tupperware Corp                                       814              18,366            1,967               44,380
                                                                -------------                       ---------------
            TOTAL CONTAINER & PACKAGING
                                - VALUE                         $     669,608                       $     1,470,646
                                -  COST                         $     730,954                       $     1,657,056
ELECTRICAL EQUIPMENT
Percent of Net Assets                                                    2.38%                                 3.01%
Alliance Semiconductor Corp             +               0                  --              221                2,472
Arrow Electronics Inc                   +           1,861              36,987            4,272               84,906
Avnet Inc                                             746              33,010            1,956               86,553
General Electric Co                                39,308           4,414,780           94,712           10,637,341
Grainger (W W) Inc                                  1,355              59,027            2,586              112,653
Handleman Co                            +             274               3,630              560                7,420
Hitachi Ltd ADR (Japan)                             4,864             493,088           10,276            1,041,729
Hubbell Inc Class B                                 1,259              48,865            2,816              109,296
Masco Corp                                          4,594             130,068            9,757              276,245
Motorola Inc                                        8,488             783,018           17,239            1,590,298
National Service Industries Inc                       569              18,208              964               30,848
Symbol Technologies Inc                             1,818              63,289            3,775              131,417
Thomas & Betts Corp                                   863              38,835            1,414               63,630
                                                               --------------                       ---------------
             TOTAL ELECTRICAL EQUIPMENT
                                - VALUE                        $    6,122,805                       $    14,174,808
                               -   COST                        $    3,758,047                       $     8,817,525
ELECTRONICS
Percent of Net Assets                                                    4.32%                                 5.40%
Advanced Micro Devices                  +           1,907              39,451            3,889               80,454
American Power Conversion               +           2,674              46,962            8,232              144,574
Analog Devices Inc                      +           2,622             135,033            8,240              424,360
Applied Materials Inc                   +           4,979             353,820           10,765              764,988
Atmel Corp                              +           2,300              90,419            5,411              212,720
C-Cube Microsystems Inc                 +             357               9,929              718               19,969
Canon Inc ADR (Japan)                               9,605             286,949           20,620              616,022
CBS Corp                                +           9,832             462,104           20,761              975,767
Cirrus Logic Inc                        +           1,052              11,769            1,434               16,043
Commscope Inc                           +             546              18,803            1,471               50,658
Conexant Systems Inc                    +           1,824             131,100            3,575              256,953
Cypress Semiconductor Corp              +           1,271              29,392            3,000               69,375
EG&G Inc                                              618              19,660            1,117               35,535
Electronics for Imaging Inc             +             693              40,627            1,466               85,944
Emerson Electric Co                                 4,986             312,248           11,948              748,244
Etec Systems Inc                        +             268              11,792              718               31,592
Fuji Photo Film Co Ltd ADR (Japan)                  6,236             227,614           13,350              487,275
General Instrument Corp                 +           2,030              99,851              200                9,837
General Motors Class H                  +           1,775              91,412            5,476              282,014
General Semiconductor Inc               +             410               4,023            1,128               11,069
Gentex Corp                             +             100               1,912              300                5,719
Honeywell Inc                                       1,842             209,067            3,607              409,394
Imation Corp                            +             653              18,407            1,528               43,071
Input/Output Inc                        +             725               5,347            1,072                7,906
Integrated Device Technology Inc        +             714              13,923            2,055               40,072
Intel Corp                                         39,950           3,283,391           96,514            7,932,244
International Rectifier Corp            +             625              10,078            1,072               17,286
Jabil Circuit                           +             514              23,034            1,214               54,402
Johnson Controls Inc                                1,130              77,264            2,140              146,323
KLA Instruments Corp                    +           1,155              72,548            2,323              145,913
Kyocera Corp ADR (Japan)                            4,960             330,770           10,654              710,489
Lam Research Corp                       +             446              25,171            1,160               65,467

     MASTER INVESTMENT PORTFOLIO--MASTER INVESTMENT PORTFOLIO
     AUGUST 31, 1999
     Portfolio of Investments

                                                         LifePath 2000                 LifePath 2010                  LifePath 2020
                                             -------------------------      ------------------------       ------------------------
                                             Shares              Value      Shares             Value       Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Lattice Semiconductor                   +      100              6,169         352             21,692          614            37,838
Lexmark International Group Class A     +      500             39,375       1,284            101,115        2,180           171,675
Linear Technology Corp                         872             54,881       1,496             94,154        2,704           170,183
Litton Industries Inc                   +      201             12,864         143              9,152          521            33,344
LSI Logic Corp                          +      118              6,696         799             45,343        2,342           132,908
Macromedia Inc                          +      400             15,850         352             13,948          614            24,330
Matsushita Electric Industries Co              257             51,673         933            187,591        2,061           414,390
Maxim Integrated Products Inc           +      600             40,387       1,120             75,390        2,291           154,213
MEMC Electronic Materials Inc           +      300              5,963         264              5,247          351             6,976
Microchip Technology Inc                +      300             16,425         504             27,594        1,315            71,996
Micron Electronics Inc                  +        0                 --         176              1,705          351             3,400
Micron Technology Inc                   +      145             10,812       1,232             91,861        3,321           247,622
Molex Inc                                      216              6,925         324             10,388          987            31,646
Molex Inc Class A                              112              3,150         949             26,691        1,805            50,766
National Semiconductor                  +       86              2,424         942             26,553        2,784            78,474
Novellus System Inc                     +      200             10,788         240             12,945          777            41,909
Pitney Bowes Inc                               166              9,794       1,371             80,889        4,223           249,157
Pixar Inc                               +        0                 --          88              2,997           63             2,146
Pmc-Sierra Inc                          +        0                 --         100              9,300          300            27,900
Policy Management Systems Corp          +      396             12,103          99              3,026          431            13,172
Premier Farnell PLC ADR (UK)                 1,999             17,491       7,319             64,041       17,299           151,366
Rambus Inc                              +        0                 --          88              8,536          163            15,811
Raytheon Co Class B                            284             19,347       2,028            138,158        5,535           377,072
Read-Rite Corp                          +      400              2,250         440              2,475          626             3,521
Rf Micro Devices Inc                    +        0                 --           0                 --          200             8,787
Sanmina Corp                            +      100              7,475         240             18,000          601            45,075
SCI Systems Inc                         +      300             14,944         604             30,087        1,302            64,856
Sensormatic Electronics                 +      535              6,253         765              8,941        1,610            18,817
Solectron Corp                          +    1,200             93,900       1,778            139,128        3,566           279,039
SONY Corp ADR (Japan)                          368             46,851       1,482            188,677        3,550           451,959
Tektronix Inc                                    3                100         356             11,837          804            26,733
Teradyne Inc                            +      276             18,785         798             54,314        1,581           107,607
Texas Instruments Inc                          700             57,444       4,564            374,533       11,702           960,295
Thermo Instrument Systems Inc           +       50                556          25                278          294             3,271
Varian Inc                              +      177              2,788         431              6,842          820            13,017
Varian Semiconductor Equipment          +      177              4,016         431              9,805          820            18,655
Vishay Intertechnology Inc              +      578             12,391         515             11,040        1,115            23,903
Vitesse Semiconductor Corp              +      200             13,562         692             47,056        1,578           107,304
Xerox Corp                                     730             34,857       3,212            153,373        8,600           410,650
Xilinx Inc                              +      794             55,530       1,284             89,800        2,634           184,215
Zenith Electronics Corp                 +       44                  7          89                 14          279                45
                                                      ---------------                  -------------                 --------------
                      TOTAL ELECTRONICS
                                - VALUE               $     1,362,647                  $   5,063,463                 $   13,093,843
                                -  COST               $       829,255                  $   2,829,925                 $    7,575,636
ENERGY & RELATED
Percent of Net Assets                                            1.45%                          3.04%                          4.57%
AGL Resources Inc                              538              9,718         387              6,990          699            12,626
Amerada Hess Corp                              122              7,572         505             31,342        1,594            98,928
Anadarko Petroleum Corp                        162              5,508         705             23,970        1,932            65,688
Apache Corp                                     96              4,368         618             28,119        1,606            73,073
Ashland Inc                                     99              3,818         481             18,549        1,085            41,840
Atlantic Richfield Corp                        233             20,489       1,935            170,159        5,337           469,322
BP Amoco PLC ADR (Great Britain)             1,754            196,667       8,350            936,244       19,294         2,163,340
Burlington Resources Inc                       204              8,530       1,051             43,945        2,913           121,800
Chesapeake Energy Corp                  +        0                 --         352              1,144          976             3,172
Chevron Corp                                   770             71,032       3,980            367,155       10,663           983,662
Coastal Corp                                   144              6,237       1,218             52,755        3,527           152,763
Columbia Gas System Inc                        142              8,357         542             31,982        1,274            75,246

                                                             LifePath 2030                         LifePath 2040
                                                --------------------------           ---------------------------
                                                Shares               Value           Shares                Value
----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Lattice Semiconductor                   +          625              38,516            1,337               82,393
Lexmark International Group Class A     +        2,022             159,232            6,006              472,972
Linear Technology Corp                           2,496             157,092            8,038              505,892
Litton Industries Inc                   +          696              44,544            1,536               98,304
LSI Logic Corp                          +        2,026             114,976            4,010              227,567
Macromedia Inc                          +          446              17,673              895               35,464
Matsushita Electric Industries Co                1,721             346,029            3,566              716,989
Maxim Integrated Products Inc           +        1,854             124,797            6,259              421,309
MEMC Electronic Materials Inc           +          357               7,095              807               16,039
Microchip Technology Inc                +        1,095              59,951            2,638              144,430
Micron Electronics Inc                  +          268               2,596              542                5,251
Micron Technology Inc                   +        2,820             210,266            5,792              431,866
Molex Inc                                          798              25,586            2,093               67,107
Molex Inc Class A                                1,686              47,419            3,612              101,588
National Semiconductor                  +        2,229              62,830            4,476              126,167
Novellus System Inc                     +          604              32,578            1,578               85,113
Pitney Bowes Inc                                 3,259             192,281            7,919              467,221
Pixar Inc                               +          268               9,129              330               11,241
Pmc-Sierra Inc                          +          100               9,300              200               18,600
Policy Management Systems Corp          +          261               7,977              866               26,467
Premier Farnell PLC ADR (UK)                    14,076             123,165           34,009              297,579
Rambus Inc                              +          179              17,363              242               23,474
Raytheon Co Class B                              4,583             312,217            9,661              658,156
Read-Rite Corp                          +          814               4,579            1,702                9,574
Rf Micro Devices Inc                    +          200               8,787              200                8,787
Sanmina Corp                            +          514              38,550            1,290               96,750
SCI Systems Inc                         +        1,229              61,220            2,815              140,222
Sensormatic Electronics                 +        1,036              12,108            1,865               21,797
Solectron Corp                          +        3,120             244,140            7,416              580,302
SONY Corp ADR (Japan)                            2,933             373,408            6,266              797,740
Tektronix Inc                                      708              23,541            1,324               44,023
Teradyne Inc                            +        2,054             139,800            4,184              284,773
Texas Instruments Inc                           10,590             869,042           22,744            1,866,430
Thermo Instrument Systems Inc           +          257               2,859              714                7,943
Varian Inc                              +          795              12,621            1,659               26,337
Varian Semiconductor Equipment          +          795              18,086            1,659               37,742
Vishay Intertechnology Inc              +          902              19,337            2,111               45,255
Vitesse Semiconductor Corp              +        1,418              96,424            3,080              209,440
Xerox Corp                                       7,444             355,451           17,970              858,067
Xilinx Inc                              +        3,146             220,023            6,924              484,247
Zenith Electronics Corp                 +          230                  37              367                   59
                                                            --------------                       ---------------
                      TOTAL ELECTRONICS
                                - VALUE                     $   11,116,495                       $    25,462,356
                               -   COST                     $    6,176,762                       $    14,890,434
ENERGY & RELATED
Percent of Net Assets                                                 5.58%                                 6.04%
AGL Resources Inc                                  498               8,995              459                8,291
Amerada Hess Corp                                1,231              76,399            2,373              147,274
Anadarko Petroleum Corp                          1,663              56,542            3,442              117,028
Apache Corp                                      1,238              56,329            2,579              117,344
Ashland Inc                                        985              37,984            1,984               76,508
Atlantic Richfield Corp                          4,317             379,626            9,215              810,344
BP Amoco PLC ADR (Great Britain)                17,054           1,912,180           15,781            1,769,445
Burlington Resources Inc                         2,284              95,500            4,922              205,801
Chesapeake Energy Corp                  +          546               1,774              984                3,198
Chevron Corp                                     8,931             823,885           18,989            1,751,735
Coastal Corp                                     2,790             120,842            6,065              262,690
Columbia Gas System Inc                          1,075              63,492            2,126              125,567

     MASTER INVESTMENT PORTFOLIO -- LIFEPATH MASTER PORTFOLIOS
     AUGUST 31, 1999
     Portfolio of Investments

                                                             LifePath 2000                  LifePath 2010             LifePath 2020
                                                --------------------------      -------------------------     ---------------------
                                                Shares               Value      Shares              Value     Shares          Value
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Conoco Inc                                           0                  --         200              5,350        900         24,075
Conoco Inc Class B                                   0                  --         100              2,687          0             --
Consol Energy Inc                                  100               1,344           0                 --        200          2,687
Consolidated Natural Gas Co                        122               7,770         511             32,544      1,685        107,313
Cooper Cameron Corp                     +          200               8,325         416             17,316      1,040         43,290
Devon Energy Corp                       +           14                 541         358             13,828        832         32,136
Diamond Offshore Drilling Inc                      100               3,825         880             33,660      1,665         63,686
Dynegy Inc                                           0                  --           0                 --      1,502         35,297
Eastern Enterprises                                 39               1,753         180              8,089        421         18,919
EEX Corp                                +           45                 214         355              1,686        664          3,154
ELF Aquitaine ADR (France)                       1,256             110,606       4,412            388,532     10,329        909,598
Enron Corp                                         476              19,932       3,976            166,495     10,650        445,969
Enron Oil & Gas Co                                 100               2,388         880             21,010      1,765         42,139
Exxon Corp                                       2,957             233,233      16,278          1,283,927     42,176      3,326,632
Global Marine Inc                       +          600              10,650       1,789             31,755      4,007         71,124
Halliburton Co                                     575              26,666       2,445            113,387      6,164        285,856
Helmerich & Payne Inc                               30                 827         400             11,025        805         22,188
Indiana Energy Inc                                   0                  --           0                 --        411          8,715
Kerr-McGee Corp                                     97               5,432         418             23,408      1,354         75,824
McMoRan Exploration Co                  +           46                 929          41                828         79          1,595
MCN Corp                                             0                  --           0                 --        815         14,568
Mobil Corp                                         869              88,964       4,690            480,139     12,616      1,291,563
Murphy Oil Corp                                    293              14,870         310             15,732        832         42,224
Nabors Industries Inc                   +          400              10,875       1,032             28,057      2,266         61,607
National Fuel Gas Co                                 0                  --           0                 --        510         24,002
NICOR Inc                                           44               1,702         330             12,767        789         30,524
Noble Affiliates Inc                                38               1,178         642             19,902      1,391         43,121
Noble Drilling Corp                     +          600              14,775       1,560             38,415      3,256         80,179
Occidental Petroleum Corp                          400               8,675       2,205             47,821      5,762        124,963
Ocean Energy Inc                        +          891               9,021       1,961             19,855      3,582         36,268
ONEOK Inc                                           49               1,522         225              6,989        493         15,314
Parker Drilling Co                      +            0                  --           0                 --        840          4,200
Pennzoil-Quaker State Co                            32                 444         408              5,661      1,283         17,802
Peoples Energy Corp                                 53               1,931         245              8,927        559         20,369
Phillips Petroleum Co                              169               8,619       1,829             93,279      4,461        227,511
Pioneer Natural Resources Co            +          476               5,414       1,329             15,117      2,509         28,540
Pogo Producing Co                                  300               6,263         264              5,511        526         10,980
Pride International Inc                 +            0                  --         352              5,236        701         10,427
Questar Corp                                       254               4,794         838             15,817      1,958         36,957
Reading & Bates Falcon Corp             +          172               2,215       1,131             14,562      2,644         34,041
Repsol SA                                        2,101              43,858       7,700            160,737     16,625        347,047
Rowan Co Inc                            +           66               1,229         469              8,735      1,389         25,870
Royal Dutch Petroleum Corp                       3,076             190,328      10,868            672,457     25,712      1,590,930
Santa Fe Snyder Corp                    +           83                 809         712              6,942      1,743         16,994
Schlumberger Ltd                                   881              58,807       2,855            190,571      7,791        520,049
Services (B J) Co                       +          300              10,275       1,068             36,579      2,041         69,904
Sonat Offshore Drilling Co                         122               4,407         686             24,782      1,820         65,748
Sunoco Inc                                         105               3,419         518             16,867      1,583         51,546
Texaco Inc                                         612              38,862       3,271            207,709      8,897        564,959
Tosco Corp                                         571              14,561       1,595             40,672      3,490         88,995
Total Compagnie Francaise des Petroles SA ADR    1,628             105,922       5,675            369,230     13,714        892,267
(France)
Transocean Offshore Inc                            300              10,200       1,044             35,496      1,904         64,736
TransTexas Gas Corp                     +            0                  --           0                 --          0             --
Ultramar Diamond Shamrock Corp                     410              10,711         816             21,318      1,715         44,804
Union Pacific Resources Group                      242               4,341       1,553             27,857      4,108         73,687
Unocal Corp                                        104               4,355       1,486             62,226      3,950        165,406
USX - Marathon Group                               265               8,248       1,980             61,628      5,089        158,395
Utilicorp United Inc                                 0                  --           0                 --        888         20,591

                                                                          LifePath 2030                         LifePath 2040
                                                             --------------------------           ---------------------------
                                                             Shares               Value           Shares                Value
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Conoco Inc                                                      400              10,700              900               24,075
Conoco Inc Class B                                              100               2,687                0                   --
Consol Energy Inc                                               100               1,344              200                2,687
Consolidated Natural Gas Co                                   1,326              84,450            2,513              160,047
Cooper Cameron Corp                     +                       961              40,002            2,185               90,951
Devon Energy Corp                       +                       700              27,038            1,559               60,216
Diamond Offshore Drilling Inc                                 1,407              53,818            3,456              132,192
Dynegy Inc                                                        0                  --                0                   --
Eastern Enterprises                                             382              17,166              511               22,963
EEX Corp                                +                       797               3,786            1,633                7,757
ELF Aquitaine ADR (France)                                    8,965             789,480           19,750            1,739,234
Enron Corp                                                    9,102             381,146           18,680              782,225
Enron Oil & Gas Co                                            1,518              36,242            3,545               84,637
Exxon Corp                                                   34,411           2,714,168           70,642            5,571,888
Global Marine Inc                       +                     3,364              59,711            8,023              142,408
Halliburton Co                                                4,961             230,066           12,139              562,946
Helmerich & Payne Inc                                           640              17,640            1,275               35,142
Indiana Energy Inc                                                0                  --                0                   --
Kerr-McGee Corp                                               1,156              64,736            2,391              133,896
McMoRan Exploration Co                  +                        41                 828               79                1,595
MCN Corp                                                          0                  --                0                   --
Mobil Corp                                                   10,583           1,083,435           22,600            2,313,675
Murphy Oil Corp                                                 779              39,534            2,193              111,295
Nabors Industries Inc                   +                     1,958              53,233            4,593              124,872
National Fuel Gas Co                                              0                  --                0                   --
NICOR Inc                                                       701              27,120            1,159               44,839
Noble Affiliates Inc                                          1,012              31,372            2,479               76,849
Noble Drilling Corp                     +                     2,925              72,028            6,448              158,782
Occidental Petroleum Corp                                     4,744             102,885           10,405              225,658
Ocean Energy Inc                        +                     3,388              34,304            7,194               72,839
ONEOK Inc                                                       497              15,438              555               17,240
Parker Drilling Co                      +                       652               3,260                0                   --
Pennzoil-Quaker State Co                                        986              13,681            1,484               20,590
Peoples Energy Corp                                             577              21,024              781               28,458
Phillips Petroleum Co                                         3,675             187,425            7,324              373,524
Pioneer Natural Resources Co            +                     2,319              26,379            5,148               58,558
Pogo Producing Co                                               446               9,310            1,072               22,378
Pride International Inc                 +                       714              10,621            1,602               23,830
Questar Corp                                                  1,557              29,388            3,763               71,027
Reading & Bates Falcon Corp             +                     2,187              28,158            5,137               66,139
Repsol SA                                                    15,850             330,869           33,139              691,777
Rowan Co Inc                            +                     1,017              18,942            2,219               41,329
Royal Dutch Petroleum Corp                                   22,430           1,387,856           50,272            3,110,580
Santa Fe Snyder Corp                    +                     1,206              11,758            2,696               26,286
Schlumberger Ltd                                              6,133             409,378           14,813              988,768
Services (B J) Co                       +                     1,796              61,513            4,110              140,767
Sonat Offshore Drilling Co                                    1,454              52,526            3,146              113,649
Sunoco Inc                                                    1,211              39,433            2,487               80,983
Texaco Inc                                                    7,268             461,518           15,623              992,060
Tosco Corp                                                    3,172              80,886            6,920              176,460
Total Compagnie Francaise des Petroles SA ADR                11,867             772,097           26,865            1,747,904
(France)
Transocean Offshore Inc                                       1,754              59,636            4,040              137,360
TransTexas Gas Corp                     +                         0                  --              265                  149
Ultramar Diamond Shamrock Corp                                2,164              56,535            4,627              120,880
Union Pacific Resources Group                                 3,487              62,548            6,913              124,002
Unocal Corp                                                   3,241             135,717            6,854              287,011
USX - Marathon Group                                          3,986             124,064            8,237              256,377
Utilicorp United Inc                                              0                  --                0                   --

     MASTER INVESTMENT PORTFOLIO -- LIFEPATH MASTER PORTFOLIOS
     AUGUST 31, 1999
     Portfolio of Investments

                                                               LifePath 2000                  LifePath 2010           LifePath 2020
                                                ----------------------------      -------------------------    --------------------
                                                Shares                 Value      Shares              Value    Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Valero Energy Corp                                180                  3,825         778             16,532     1,483        31,514
Vastar Resources Inc                              200                 13,325         264             17,589       338        22,519
Washington Gas & Light                            464                 12,383         317              8,460       547        14,598
Williams Co Inc                                   560                 23,100       2,908            119,955     7,224       297,990
Witco Corp                                        216                  3,497         874             14,148     1,648        26,677
                                                             ---------------                  -------------             -----------
                 TOTAL ENERGY & RELATED
                                - VALUE                      $     1,524,455                  $   6,822,158             $17,092,043
                                -  COST                      $     1,160,978                  $   4,871,208             $12,283,500
ENGINEERING & CONSTRUCTION
Percent of Net Assets                                                   0.03%                          0.05%                   0.06%
Armstrong World Industries Inc                     92                  4,468         284             13,792       623        30,254
Centex Corp                                       104                  2,925         468             13,162       770        21,656
Clayton Homes Inc                                 557                  5,292       1,321             12,550     2,888        27,436
Fleetwood Enterprises Inc                          32                    652         313              6,377       508        10,351
Fluor Corp                                        113                  4,675         514             21,267     1,109        45,885
Foster Wheeler Corp                               142                  1,837         316              4,088       617         7,982
Granite Construction Inc                            0                     --           0                 --       355         8,875
Kaufman & Broad Home Corp                          49                  1,001         298              6,090       624        12,753
Pulte Corp                                         90                  2,081         354              8,186       676        15,633
Rouse Co                                          200                  4,550         880             20,020     1,678        38,174
                                                              --------------                   ------------             -----------
       TOTAL ENGINEERING & CONSTRUCTION
                                - VALUE                       $       27,481                   $    105,532             $   218,999
                                -  COST                       $       28,136                   $    129,670             $   264,205
ENTERTAINMENT & LEISURE
Percent of Net Assets                                                   0.22%                          0.47%                   0.70%
AMF Bowling Inc                         +           0                     --         176                704       451         1,804
Ascent Entertainment Group              +         249                  3,393         258              3,515       351         4,782
Bally Total Fitness Holding Corp        +          26                    834          67              2,148       162         5,194
Boyd Gaming Corp                        +           0                     --         176                946         0            --
Brunswick Corp                                    126                  3,221         595             15,210     1,722        44,019
Callaway Golf Co                                  296                  2,942         950              9,441     1,816        18,047
Coleman Co Inc                          +           0                     --         176              1,617         0            --
Disney (Walt) Co                                2,179                 60,467      12,561            348,568    33,323       924,713
Gaylord Entertainment Co Class A                  105                  3,203          92              2,806       123         3,751
Harrah's Entertainment Inc              +          48                  1,080         512             11,520     1,662        37,395
Hasbro Inc                                        167                  4,081       1,225             29,936     3,192        78,005
International Game Technology Inc                 497                  8,698         944             16,520     1,904        33,320
Lakes Gaming Inc                        +         100                  1,131          88                995       153         1,731
Mandalay Resort Group                   +         429                  8,795       1,070             21,935     2,411        49,425
Mattel Inc                                        613                 13,065       2,201             46,909     4,336        92,411
Metro-Goldwyn-Mayer Inc                 +         100                  2,000         403              8,060       903        18,060
MGM Grand Inc                           +         140                  6,878         122              5,993        51         2,505
Mirage Resorts Inc                      +         217                  2,835       1,001             13,076     2,965        38,730
Navigant International Inc              +           0                     --          81                638       168         1,323
Polaroid Corp                                      34                    922         327              8,870       696        18,879
Premier Parks Inc                       +           0                     --         100              3,275       300         9,825
SFX Entertainment Inc Class A           +           0                     --           0                 --       100         4,119
Tiffany & Co                                      452                 23,900         780             41,242     1,442        76,246
Time Warner Inc                                 1,274                 75,564       7,731            458,545    19,373     1,149,061
Topp Inc                                +         512                  4,544           0                 --       633         5,618
                                                              --------------                   ------------             -----------
          TOTAL ENTERTAINMENT & LEISURE
                                - VALUE                       $      227,553                   $  1,052,469             $ 2,618,963
                                -  COST                       $      195,279                   $    819,259             $ 2,057,665

                                                                          LifePath 2030                         LifePath 2040
                                                             --------------------------           ---------------------------
                                                             Shares               Value           Shares                Value
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Valero Energy Corp                                            1,236              26,265            3,003               63,814
Vastar Resources Inc                                            446              29,715              783               52,167
Washington Gas & Light                                          405              10,808              389               10,381
Williams Co Inc                                               5,994             247,253           12,252              505,395
Witco Corp                                                    1,459              23,618            3,310               53,581
                                                                          -------------                        --------------
                 TOTAL ENERGY & RELATED
                                - VALUE                                   $  14,360,086                        $   28,482,317
                                -  COST                                   $  10,283,151                        $   22,703,817
ENGINEERING & CONSTRUCTION
Percent of Net Assets                                                              0.07%                                 0.08%
Armstrong World Industries Inc                                  684              33,217              948               46,037
Centex Corp                                                     699              19,659            1,577               44,353
Clayton Homes Inc                                             2,512              23,864            5,838               55,461
Fleetwood Enterprises Inc                                       465               9,474              800               16,300
Fluor Corp                                                      976              40,382            2,108               87,219
Foster Wheeler Corp                                             478               6,184              899               11,631
Granite Construction Inc                                          0                  --                0                   --
Kaufman & Broad Home Corp                                       447               9,136              839               17,147
Pulte Corp                                                      537              12,418            1,011               23,379
Rouse Co                                                      1,418              32,259            3,280               74,620
                                                                          -------------                        --------------
       TOTAL ENGINEERING & CONSTRUCTION
                                - VALUE                                   $     186,593                        $      376,147
                                -  COST                                   $     240,209                        $      502,809
ENTERTAINMENT & LEISURE
Percent of Net Assets                                                              0.88%                                 1.01%
AMF Bowling Inc                         +                       368               1,472              807                3,228
Ascent Entertainment Group              +                       354               4,823              700                9,538
Bally Total Fitness Holding Corp        +                       104               3,334              197                6,316
Boyd Gaming Corp                        +                       368               1,978              719                3,865
Brunswick Corp                                                1,245              31,825            2,545               65,057
Callaway Golf Co                                              1,846              18,345            3,935               39,104
Coleman Co Inc                          +                         0                  --              177                1,626
Disney (Walt) Co                                             27,874             773,503           59,323            1,646,213
Gaylord Entertainment Co Class A                                153               4,666              221                6,740
Harrah's Entertainment Inc              +                     1,252              28,170            2,653               59,693
Hasbro Inc                                                    2,653              64,833            5,601              136,875
International Game Technology Inc                             2,483              43,452            5,981              104,667
Lakes Gaming Inc                        +                       112               1,267              199                2,251
Mandalay Resort Group                   +                     2,098              43,009            4,512               92,496
Mattel Inc                                                    3,146              67,049            8,073              172,064
Metro-Goldwyn-Mayer Inc                 +                       413               8,260            1,317               26,340
MGM Grand Inc                           +                       249              12,232              376               18,471
Mirage Resorts Inc                      +                     2,309              30,161            4,814               62,883
Navigant International Inc              +                       144               1,134              422                3,323
Polaroid Corp                                                   642              17,414            1,047               28,400
Premier Parks Inc                       +                       100               3,275              300                9,825
SFX Entertainment Inc Class A           +                       100               4,119              200                8,237
Tiffany & Co                                                  1,736              91,791            2,980              157,567
Time Warner Inc                                              16,794             996,094           34,952            2,073,091
Topp Inc                                +                       470               4,171                0                   --
                                                                          -------------                        --------------
          TOTAL ENTERTAINMENT & LEISURE
                                - VALUE                                   $   2,256,377                        $    4,737,870
                                -  COST                                   $   1,661,324                        $    3,775,523

     MASTER INVESTMENT PORTFOLIO -- LIFEPATH MASTER PORTFOLIOS
     AUGUST 31, 1999
     Portfolio of Investments

                                                                  LifePath 2000               LifePath 2010           LifePath 2020
                                                    ---------------------------    ------------------------   ---------------------
                                                    Shares                Value    Shares             Value   Shares          Value
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
ENVIRONMENTAL CONTROL
Percent of Net Assets                                                      0.01%                       0.01%                   0.01%
Allied Waste Industries Inc             +             300                 3,825    1,070             13,642    2,542         32,410
Republic Services Inc Class A           +             100                 1,088      100              1,087      300          3,262
Safety-Kleen Corp                       +              87                 1,109      379              4,832      965         12,304
                                                                  -------------                ------------              ----------
            TOTAL ENVIRONMENTAL CONTROL
                                - VALUE                           $       6,022                $     19,561              $   47,976
                                -  COST                           $       9,475                $     31,757              $   78,958
FOOD & RELATED
Percent of Net Assets                                                      0.76%                       1.36%                   2.20%
Albertson's Inc                                       295                14,142    2,548            122,145    6,923        331,871
Archer-Daniels-Midland Co                             740                 9,623    3,888             50,550   10,213        132,774
Aurora Foods Inc                        +             100                 1,688      100              1,687      300          5,062
Bestfoods                                             221                10,857    1,389             68,235    4,505        221,308
Bob Evans Farms Inc                                   468                 9,536      317              6,459      659         13,427
Boston Chicken Inc                      +             600                   210      500                175      700            245
Brinker International Inc               +             856                20,544      871             20,904    1,740         41,760
Brown-Forman Corp Class B                              64                 3,760      418             24,558      930         54,637
Campbell Soup Co                                      280                12,373    2,184             96,506    6,477        286,202
CBRL Group Inc                                        149                 1,956      801             10,513    1,600         21,000
CKE Restaurants Inc                                   120                   968      384              3,096    1,068          8,611
ConAgra Inc                                           858                21,021    2,372             58,114    7,027        172,161
Corn Product International Inc                         60                 1,954      260              8,466      610         19,863
Darden Restaurants Inc                                 90                 1,406      674             10,531    2,279         35,609
Dave & Buster's Inc                     +               0                    --        0                 --       90          1,058
Dean Foods Co                                         124                 4,991      275             11,069      958         38,559
Dole Food Inc                                         146                 3,677      425             10,705    1,234         31,081
Earthgrains Co                                         56                 1,351      257              6,200      586         14,137
Fleming Co Inc                                          2                    24      256              3,088      702          8,468
Flowers Industries Inc                                309                 4,886      962             15,212    2,219         35,088
Food Lion Inc Class A                                 600                 4,744    1,800             14,231    4,320         34,155
Food Lion Inc Class B                               1,200                 9,675    2,264             18,253    4,958         39,974
General Mills Inc                                     155                12,981      667             55,861    2,240        187,600
Great Atlantic & Pacific Tea Co                        59                 2,072      278              9,765      617         21,672
Hannaford Brothers Co                                 236                16,933      205             14,709      628         45,059
Heinz (H J) Co                                        115                 5,369    1,938             90,480    5,260        245,576
Hershey Foods Corp                                    159                 8,516      590             31,602    2,068        110,767
Hormel Foods Corp                                     200                 8,050      416             16,744    1,040         41,860
IBP Inc                                               332                 7,615      886             20,323    1,636         37,526
Imperial Sugar Co                                       0                    --        0                 --      117            717
International Home Foods Inc            +               0                    --      152              3,040      701         14,020
International Multifoods Corp                           0                    --        0                 --      240          5,445
Interstate Bakeries Corp                                0                    --      328              7,851      952         22,788
Keebler Foods Co                        +             200                 5,963       88              2,623      175          5,217
Kellogg Co                                            246                 8,748    1,874             66,644    5,946        211,455
Koninklijke Ahold NV ADR (Netherlands)              2,362                84,442    8,403            300,407   19,860        709,995
Kroger Co                               +             362                 8,371    4,342            100,409   13,020        301,087
Lancaster Colony Corp                                 107                 3,518      231              7,594      681         22,388
Lance Inc                                               0                    --        0                 --      419          5,447
Lone Star Steakhouse & Saloon           +             300                 2,288      352              2,684      714          5,444
Luby's Cafeteria Inc                                   45                   602      193              2,581      421          5,631
McCormick & Co Inc                                    188                 6,016      792             25,344    1,451         46,432
McDonald's Corp                                     1,358                56,187    8,400            347,550   22,112        914,884
Michael Foods Inc                                       0                    --        0                 --      201          5,565
Morrison Management Specialist                        128                 3,008       58              1,363      188          4,418
Nabisco Group Holdings Corp                           370                 6,568    1,903             33,778    5,245         93,099
Nabisco Holdings Corp Class A                         100                 3,931       76              2,988      363         14,270
NPC International Inc                   +               0                    --        0                 --      328          3,710

                                                                          LifePath 2030                         LifePath 2040
                                                             --------------------------           ---------------------------
                                                             Shares               Value           Shares                Value
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
ENVIRONMENTAL CONTROL
Percent of Net Assets                                                              0.01%                                 0.02%
Allied Waste Industries Inc             +                     2,150              27,412            4,923               62,768
Republic Services Inc Class A           +                       100               1,087              300                3,262
Safety-Kleen Corp                       +                       773               9,856            1,413               18,016
                                                                          -------------                        --------------
            TOTAL ENVIRONMENTAL CONTROL
                                - VALUE                                   $      38,355                        $       84,046
                                -  COST                                   $      66,120                        $      143,754
FOOD & RELATED
Percent of Net Assets                                                             2.66%                                 3.35%
Albertson's Inc                                               5,796             277,846           12,453              596,966
Archer-Daniels-Midland Co                                     8,685             112,906           18,325              238,230
Aurora Foods Inc                        +                       200               3,375              300                5,062
Bestfoods                                                     3,456             169,776            8,219              403,758
Bob Evans Farms Inc                                             421               8,578            1,204               24,532
Boston Chicken Inc                      +                       700                 245            1,100                  385
Brinker International Inc               +                       845              20,280            1,970               47,280
Brown-Forman Corp Class B                                       840              49,350            1,870              109,863
Campbell Soup Co                                              5,291             233,796           13,029              575,719
CBRL Group Inc                                                1,392              18,270            3,213               42,171
CKE Restaurants Inc                                             686               5,531            1,549               12,489
ConAgra Inc                                                   5,473             134,088           13,446              329,427
Corn Product International Inc                                  508              16,542            1,308               42,592
Darden Restaurants Inc                                        1,851              28,922            4,203               65,672
Dave & Buster's Inc                     +                         0                  --                0                   --
Dean Foods Co                                                   815              32,804            2,024               81,466
Dole Food Inc                                                   932              23,475            2,307               58,108
Earthgrains Co                                                  479              11,556            1,369               33,027
Fleming Co Inc                                                  526               6,345            1,165               14,053
Flowers Industries Inc                                        1,875              29,648            4,241               67,061
Food Lion Inc Class A                                         3,418              27,024            8,391               66,342
Food Lion Inc Class B                                         4,453              35,902            9,874               79,609
General Mills Inc                                             1,722             144,217            4,527              379,136
Great Atlantic & Pacific Tea Co                                 607              21,321              817               28,697
Hannaford Brothers Co                                           572              41,041            1,437              103,105
Heinz (H J) Co                                                4,212             196,648           10,491              489,799
Hershey Foods Corp                                            1,639              87,789            4,283              229,408
Hormel Foods Corp                                               961              38,680            2,285               91,971
IBP Inc                                                       2,270              52,068            4,593              105,352
Imperial Sugar Co                                               184               1,127                0                   --
International Home Foods Inc            +                       514              10,280            1,413               28,260
International Multifoods Corp                                     0                  --                0                   --
Interstate Bakeries Corp                                        871              20,850            2,120               50,748
Keebler Foods Co                        +                       793              23,641            1,666               49,668
Kellogg Co                                                    4,820             171,411           11,918              423,834
Koninklijke Ahold NV ADR (Netherlands)                       17,404             622,193           38,407            1,373,050
Kroger Co                               +                    10,068             232,822           23,918              553,104
Lancaster Colony Corp                                           657              21,599            1,659               54,540
Lance Inc                                                         0                  --                0                   --
Lone Star Steakhouse & Saloon           +                       546               4,163              895                6,824
Luby's Cafeteria Inc                                            329               4,400              649                8,680
McCormick & Co Inc                                            1,233              39,456            2,963               94,816
McDonald's Corp                                              18,664             772,223           39,838            1,648,297
Michael Foods Inc                                                 0                  --                0                   --
Morrison Management Specialist                                  118               2,773              228                5,358
Nabisco Group Holdings Corp                                   4,416              78,384           13,613              241,631
Nabisco Holdings Corp Class A                                   168               6,604              230                9,042
NPC International Inc                   +                       253               2,862                0                   --

     MASTER INVESTMENT PORTFOLIO -- LIFEPATH MASTER PORTFOLIOS
     AUGUST 31, 1999
     Portfolio of Investments

                                                                 LifePath 2000                LifePath 2010           LifePath 2020
                                                    --------------------------     ------------------------    --------------------
                                                    Shares               Value     Shares             Value    Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Outback Steakhouse Inc                  +              100               2,963       692             20,500     1,215        35,994
Pioneer Hi Bred International Inc                      245               9,586     1,142             44,681     3,220       125,983
Planet Hollywood International          +                0                  --       176                 44       438           109
Quaker Oats Co                                         102               6,815       513             34,275     1,920       128,280
Ralston-Purina Group                                    95               2,613     1,598             43,945     5,011       137,802
Richfood Holdings Inc                                    0                  --       440              8,057         0            --
Ruby Tuesday Inc                                       384               6,960       176              3,190       563        10,204
Ryans Family Steak House                +              119               1,153       454              4,398       987         9,562
Safeway Inc                             +            1,598              74,407     3,243            151,002     7,060       328,731
Sara Lee Corp                                          551              12,225     4,446             98,646    13,659       303,059
Sbarro Inc                              +                0                  --         0                 --       280         7,700
Shoney's Inc                            +               97                 206       325                691       758         1,611
Sizzler International Inc               +              254                 635         0                 --       480         1,200
Smucker (J M) Co Class A                               305               7,015         0                 --       382         8,786
Starbucks Corp                          +              800              18,300     1,736             39,711     3,156        72,193
Suiza Foods Corp                        +              200               6,375       152              4,845       501        15,969
Super Value Inc                                         86               1,935       641             14,422     1,998        44,955
Sysco Corp                                              50               1,631     1,679             54,777     5,095       166,224
Tootsie Roll Industries                                449              15,350       215              7,350       490        16,752
Tricon Global Restaurants               +               71               2,884       510             20,719     2,085        84,703
Tyson Food Inc Class A                                 391               6,280       583              9,364     1,337        21,476
U.S. Foodservice                        +              100               2,081         0                 --       400         8,325
Unilever NV                                          2,645             182,174     9,250            637,094    23,607     1,625,932
Universal Corp                                         181               5,136       528             14,982       911        25,850
Universal Foods Corp                                   358               7,563       463              9,781       717        15,147
UST Inc                                                 72               2,282       698             22,118     2,873        91,038
Vlasic Foods International Inc          +               80                 590       318              2,345       829         6,114
Weis Markets Inc                                       200               7,088       176              6,237        63         2,233
Wendy's International Inc                              141               3,948       715             20,020     2,044        57,232
Whole Foods Market Inc                  +              200               7,188       352             12,650       701        25,192
Winn-Dixie Stores Inc                                  146               4,964       849             28,866     2,563        87,142
Wrigley (W M) Jr Co                                    134              10,494       529             41,427     1,784       139,710
                                                                --------------                -------------             -----------
                   TOTAL FOOD & RELATED
                                - VALUE                         $      801,405                $   3,061,174             $ 8,234,330
                                -  COST                         $      662,252                $   2,523,729             $ 6,804,294
FURNITURE & APPLIANCES
Percent of Net Assets                                                     0.08%                        0.16%                   0.24%
Bassett Furniture Industries                            25                 509        44                897       175         3,566
Champion Enterprises Inc                +                0                  --         0                 --       100           850
Ethan Allen Interiors Inc                              300               8,756       278              8,114     1,001        29,217
Furniture Brands International          +                0                  --       100              2,006       300         6,019
HON Industries Inc                                       6                 141       651             15,339     1,399        32,964
Hussmann International Inc                              32                 544       385              6,545       898        15,266
Knoll Inc                               +                0                  --       176              4,708       263         7,035
Leggett & Platt Inc                                    816              18,054     1,900             42,037     3,348        74,075
Maytag Corp                                             96               6,012       434             27,179     1,189        74,461
Miller (Herman) Inc                                    376               8,860       979             23,068     2,476        58,341
National Presto Industries Inc                           0                  --         0                 --       102         3,991
Newell Rubbermaid Inc                                  205               8,405     1,387             56,867     4,507       184,787
Pioneer Corp ADR                                     1,592              28,258     6,817            121,002    17,194       305,194
Skyline Corp                                            20                 555        39              1,082       195         5,411
Sunbeam Oster Co Inc                    +              300               1,856     1,056              6,534     2,028        12,548
Whirlpool Corp                                          73               5,160       480             33,930     1,130        79,877
                                                                --------------                 ------------           -------------
           TOTAL FURNITURE & APPLIANCES
                                - VALUE                         $       87,110                 $    349,308           $     893,602
                                -  COST                         $       76,081                 $    329,851           $     844,767

                                                                          LifePath 2030                         LifePath 2040
                                                             --------------------------           ---------------------------
                                                             Shares               Value           Shares                Value
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Outback Steakhouse Inc                  +                     1,139              33,743            2,782               82,417
Pioneer Hi Bred International Inc                             2,714             106,185            6,773              264,994
Planet Hollywood International          +                       357                  89              530                  133
Quaker Oats Co                                                1,510             100,887            4,084              272,862
Ralston-Purina Group                                          3,570              98,175            9,139              251,323
Richfood Holdings Inc                                           536               9,815              883               16,170
Ruby Tuesday Inc                                                355               6,434              784               14,210
Ryans Family Steak House                +                       706               6,839            1,018                9,862
Safeway Inc                             +                     5,953             277,187           11,589              539,613
Sara Lee Corp                                                10,826             240,202           26,534              588,723
Sbarro Inc                              +                       196               5,390                0                   --
Shoney's Inc                            +                       632               1,343            1,252                2,661
Sizzler International Inc               +                       384                 960                0                   --
Smucker (J M) Co Class A                                        295               6,785                0                   --
Starbucks Corp                          +                     2,736              62,586            9,108              208,346
Suiza Foods Corp                        +                       514              16,384            1,402               44,689
Super Value Inc                                               1,773              39,892            3,466               77,985
Sysco Corp                                                    3,893             127,009            9,744              317,898
Tootsie Roll Industries                                         301              10,290              904               30,906
Tricon Global Restaurants               +                     1,712              69,550            4,472              181,675
Tyson Food Inc Class A                                          926              14,874            4,709               75,638
U.S. Foodservice                        +                       200               4,162              400                8,325
Unilever NV                                                  20,283           1,396,992           44,884            3,091,386
Universal Corp                                                  887              25,169            2,112               59,928
Universal Foods Corp                                            673              14,217            1,249               26,385
UST Inc                                                       2,315              73,357            5,401              171,144
Vlasic Foods International Inc          +                       749               5,524            1,792               13,216
Weis Markets Inc                                                268               9,497              318               11,269
Wendy's International Inc                                     1,753              49,084            3,786              106,008
Whole Foods Market Inc                  +                       625              22,461            1,425               51,211
Winn-Dixie Stores Inc                                         2,090              71,060            4,326              147,084
Wrigley (W M) Jr Co                                           1,179              92,330            3,524              275,973
                                                                         --------------                       ---------------
                   TOTAL FOOD & RELATED
                                - VALUE                                  $    6,841,283                       $    15,811,166
                                -  COST                                  $    5,738,446                       $    14,221,014
FURNITURE & APPLIANCES
Percent of Net Assets                                                             0.29%                                 0.36%
Bassett Furniture Industries                                    107               2,180              182                3,708
Champion Enterprises Inc                +                         0                  --              188                1,598
Ethan Allen Interiors Inc                                     1,071              31,260            2,119               61,848
Furniture Brands International          +                       100               2,006              200                4,013
HON Industries Inc                                              968              22,808            2,435               57,375
Hussmann International Inc                                      712              12,104            1,453               24,701
Knoll Inc                               +                       268               7,169              630               16,853
Leggett & Platt Inc                                           3,054              67,570            9,339              206,625
Maytag Corp                                                   1,044              65,381            2,459              153,995
Miller (Herman) Inc                                           2,146              50,565            4,640              109,330
National Presto Industries Inc                                   72               2,817                0                   --
Newell Rubbermaid Inc                                         3,626             148,666            8,164              334,724
Pioneer Corp ADR                                             14,037             249,157           29,956              531,719
Skyline Corp                                                     70               1,943              117                3,247
Sunbeam Oster Co Inc                    +                     1,975              12,220            4,375               27,070
Whirlpool Corp                                                  988              69,839            1,929              136,356
                                                                         --------------                       ---------------
           TOTAL FURNITURE & APPLIANCES
                                - VALUE                                  $      745,685                       $     1,673,162
                               -   COST                                  $      700,312                       $     1,661,969

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 1999
Portfolio of Investment

                                                LifePath 2000         LifePath 2010         LifePath 2020
                                        ---------------------    ------------------    ------------------
                                            Shares      Value    Shares       Value    Shares       Value
---------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
HEALTHCARE
Percent of Net Assets                                    0.16%                 0.19%                 0.28%
Apria Healthcare Group Inc              +      500      8,438       528       8,910       701      11,829
Beverly Enterprises Inc                 +      575      2,875     1,360       6,800     2,642      13,210
Cardinal Health Inc                            721     45,964     1,932     123,165     4,873     310,654
First Health Group Corp                 +      468     10,091       962      20,743     1,806      38,942
HCR Manor Care Inc                      +      101      1,976       651      12,735     1,834      35,878
Healthsouth Corp                        +      500      4,094     2,510      20,551     6,837      55,978
Idexx Laboratories Inc                  +      400      6,800       440       7,480       701      11,917
Lifepoint Hospital Inc                  +       34        235       141         969       582       4,001
Lincare Holdings Inc                    +        0         --       340       8,967       601      15,851
McKesson HBOC Inc                              655     20,387     2,062      64,180     4,257     132,499
Mid Atlantic Medical Services           +      400      3,375       440       3,712       714       6,024
Novacare Inc                            +        0         --         0          --       954       1,073
Oakley Inc                              +      600      3,675       528       3,234     1,152       7,056
Oxford Health Plans Inc                 +      400      6,200       780      12,090     1,665      25,808
PacifiCare Health Systems Inc Class A   +      286     17,160       222      13,320     1,051      63,060
St Jude Medical Inc                     +      132      4,785       461      16,711     1,410      51,113
Total Renal Care Holdings Inc           +        0         --       980       7,901       100         806
Triad Hospitals Inc                     +       34        380       241       2,696       582       6,511
United Healthcare Corp                         267     16,237     1,254      76,259     3,309     201,229
Universal Health Services Inc           +      200      6,675       152       5,073       501      16,721
Varian Medical Systems Inc                     177      3,828       431       9,320       820      17,733
Vencor Inc                              +      500         40       616          49     1,315         105
Ventas Inc                                     500      1,906       792       3,020     1,590       6,062
                                                   ----------            ----------          ------------
                    TOTAL HEALTHCARE
                             - VALUE                $ 165,121             $ 427,885           $ 1,034,060
                             -  COST                $ 210,258             $ 558,572           $ 1,176,956
HOSPITAL & MEDICAL SUPPLIES
Percent of Net Assets                                    0.27%                 0.77%                 1.25%
Amerisource Health Corp Class A         +        0         --       100       2,581       300       7,744
Arrow International Inc                          0         --        88       2,552         0          --
Bard (C R) Inc                                  43      2,005       435      20,282       793      36,974
Bausch & Lomb Inc                               46      3,039       461      30,455       725      47,895
Baxter International Inc                       205     13,748     1,422      95,363     4,350     291,722
Becton Dickinson & Co                           78      2,194     1,524      42,862     3,972     111,713
Biomet Inc                                     112      4,004       576      20,592     1,631      58,308
Boston Scientific Corp                  +      212      7,195     1,811      61,461     5,747     195,039
Columbia/HCA Healthcare Corp                   650     16,006     4,084     100,569    10,471     257,848
Dentsply International Inc                     200      4,963       516      12,803       952      23,622
Genzyme Surgical Products               +       22        144       124         806        59         384
Guidant Corp                                   157      9,214     1,538      90,261     4,674     274,305
Health Management Associates Inc Class A+      962      7,696     1,995      15,960     4,264      34,112
Hillenbrand Industries Inc                     200      5,700       328       9,348       689      19,637
Johnson & Johnson                              903     92,332     6,715     686,609    19,966   2,041,524
Mallinckrodt Group Inc                          77      2,469       459      14,717     1,018      32,640
Medpartners Inc                         +      710      4,970     1,662      11,634     3,636      25,452
Medtronic Inc                                  861     67,373     3,999     312,922     9,089     711,214
PE Corp-Celera Genomics Group           +        9        259       193       5,549       397      11,414
PE Corp-PE Biosystems Group                     38      2,615       472      32,480     1,288      88,631
Phycor Inc                              +      300      1,219       704       2,860     1,546       6,281
Quorum Health Group Inc                 +       50        441       584       5,147     1,164      10,258
Safeskin Corp                           +      100        794       516       4,096     1,252       9,938
STERIS Corp                             +      200      2,513       780       9,799     1,678      21,080
Stryker Corp                                   348     20,054       710      40,914     1,387      79,926
Sybron International Corp               +      400     10,300       944      24,308     1,841      47,406
Tenet Healthcare Corp                   +      334      5,824     1,952      34,038     5,033      87,763
Thermo Cardiosystems Inc                +      150      1,256       220       1,842       263       2,203

                                                    LifePath 2030                  LifePath 2040
                                               -------------------------------------------------
                                               Shares       Value         Shares           Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
HEALTHCARE
Percent of Net Assets                                        0.33%                          0.43%
Apria Healthcare Group Inc                        714      12,049          1,248          21,060
Beverly Enterprises Inc                         2,459      12,295          5,535          27,675
Cardinal Health Inc                             3,834     244,418         10,677         680,659
First Health Group Corp                         1,700      36,656          3,694          79,652
HCR Manor Care Inc                              1,517      29,676          4,512          88,266
Healthsouth Corp                                5,824      47,684         11,705          95,835
Idexx Laboratories Inc                            536       9,112            983          16,711
Lifepoint Hospital Inc                            436       2,998          1,107           7,611
Lincare Holdings Inc                              514      13,557          1,400          36,925
McKesson HBOC Inc                               3,803     118,368          9,179         285,696
Mid Atlantic Medical Services                     446       3,763          1,248          10,530
Novacare Inc                                      734         826              0              --
Oakley Inc                                        814       4,986          1,160           7,105
Oxford Health Plans Inc                         1,596      24,738          3,268          50,654
PacifiCare Health Systems Inc Class A             667      40,020          1,369          82,140
St Jude Medical Inc                             1,024      37,120          2,125          77,031
Total Renal Care Holdings Inc                       0          --            188           1,516
Triad Hospitals Inc                               536       5,997          1,107          12,385
United Healthcare Corp                          2,517     153,065          5,812         353,442
Universal Health Services Inc                     514      17,155          1,313          43,821
Varian Medical Systems Inc                        795      17,192          1,659          35,876
Vencor Inc                                      1,053          84          2,185             175
Ventas Inc                                      1,511       5,761          3,280          12,505
                                                     ------------                    -----------
                    TOTAL HEALTHCARE
                             - VALUE                  $   837,520                    $ 2,027,270
                             -  COST                  $ 1,008,492                    $ 2,414,007
HOSPITAL & MEDICAL SUPPLIES
Percent of Net Assets                                        1.50%                          1.95%
Amerisource Health Corp Class A                   100       2,581            200           5,163
Arrow International Inc                             0          --            177           5,133
Bard (C R) Inc                                    887      41,356          1,551          72,315
Bausch & Lomb Inc                                 765      50,538          1,415          93,478
Baxter International Inc                        3,316     222,379          8,243         552,796
Becton Dickinson & Co                           3,040      85,500          8,035         225,984
Biomet Inc                                      1,347      48,155          3,280         117,260
Boston Scientific Corp                          4,739     160,830         11,448         388,517
Columbia/HCA Healthcare Corp                    8,797     216,626         18,944         466,496
Dentsply International Inc                        871      21,612          2,196          54,488
Genzyme Surgical Products                         165       1,072            243           1,580
Guidant Corp                                    3,434     201,533          8,751         513,574
Health Management Associates Inc Class A        3,476      27,808         11,590          92,720
Hillenbrand Industries Inc                        604      17,214          2,273          64,781
Johnson & Johnson                              16,149   1,651,235         38,900       3,977,525
Mallinckrodt Group Inc                            890      28,536          1,867          59,861
Medpartners Inc                                 3,628      25,396          7,544          52,808
Medtronic Inc                                   8,417     658,630         20,154       1,577,051
PE Corp-Celera Genomics Group                     374      10,753            843          24,236
PE Corp-PE Biosystems Group                     1,096      75,419          2,774         190,886
Phycor Inc                                      1,573       6,390          3,436          13,959
Quorum Health Group Inc                           948       8,354          2,243          19,766
Safeskin Corp                                     971       7,707          2,308          18,320
STERIS Corp                                     1,607      20,188          3,368          42,311
Stryker Corp                                    1,039      59,872          3,986         229,693
Sybron International Corp                       2,289      58,942          5,299         136,449
Tenet Healthcare Corp                           4,024      70,169          9,000         156,938
Thermo Cardiosystems Inc                          268       2,245            498           4,171

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 1999
Portfolio of Investments

                                                       LifePath 2000                 LifePath 2010                 LifePath 2020
                                           -------------------------     -------------------------    --------------------------
                                             Shares            Value       Shares            Value      Shares             Value
--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Visx Inc                                +         0               --          100            9,050         300            27,131
Waters Corp                             +         0               --          504           33,232       1,502            99,038
                                                         -----------                 -------------                 -------------
      TOTAL HOSPITAL & MEDICAL SUPPLIES
                                - VALUE                  $   288,327                 $   1,735,092                 $   4,661,202
                                -  COST                  $   225,935                 $   1,282,958                 $   3,351,519
HOUSEHOLD PRODUCTS
Percent of Net Assets                                           0.21%                         0.58%                         1.06%
Alberto-Culver Co Class B                        92            2,340          455           11,574         695            17,679
Avon Products Inc                                80            3,510        1,409           61,820       3,911           171,595
Blyth Industries Inc                    +         0               --            0               --         100             2,831
Colgate-Palmolive Co                            668           35,738        3,016          161,356       9,138           488,883
Dial Corp                                       436           12,099          926           25,697       1,877            52,087
Estee Lauder Co Class A                         300           13,781          152            6,983         502            23,061
Gillette Co                                     837           39,025        5,502          256,531      16,358           762,692
International Specialty Products Inc    +         0               --          276            2,605         363             3,426
Kimberly-Clark Corp                             346           19,700        2,614          148,835       8,168           465,066
NCH Corp                                          0               --            0               --         109             4,851
Procter & Gamble Co                             988           98,059        6,404          635,597      19,693         1,954,530
                                                         -----------                  ------------                 -------------
               TOTAL HOUSEHOLD PRODUCTS
                                - VALUE                  $   224,252                  $  1,310,998                 $   3,946,701
                                -  COST                  $   166,188                  $    908,446                 $   2,747,395
INSURANCE
Percent of Net Assets                                           0.90%                         1.82%                         2.76%
20th Century Industries                           0               --        1,044           19,575       2,016            37,800
Aegon NV ADR (Netherlands)                      116           10,070          785           68,148       2,766           240,123
Aetna Inc                                       154           11,974          835           64,921       2,268           176,337
AFLAC Corp                                    1,392           62,553        2,877          129,285       4,738           212,914
Alleghany Corp                          +         2              362          104           18,798         106            19,160
Allied Zurich PLC ADR                         2,120           52,668        8,258          205,158      17,502           434,813
Allmerica Financial Corp                         24            1,356          630           35,595       1,384            78,196
Allstate Corp                                   924           30,319        5,012          164,456      13,421           440,377
American Financial Group Inc                    304            8,968          143            4,219         688            20,296
American General Corp                           226           16,046        1,618          114,878       4,132           293,372
American International Group Inc              1,515          140,422        8,337          772,736      24,707         2,290,030
American National Insurance Co                  100            7,000           88            6,160         163            11,410
Aon Corp                                        254            8,477        1,543           51,481       3,979           132,782
Argonaut Group Inc                                0               --           88            2,222           0                --
Axa-UAP ADR (France)                          1,875          117,422        5,908          369,989      14,497           907,875
Berkshire Hathaway Inc Class A          +         0               --            2          128,400           4           256,800
Berkshire Hathaway Inc Class B          +         9           18,027            3            6,009          21            42,063
Chubb Corp                                      195           11,152          954           54,557       2,763           158,009
CIGNA Corp                                      217           19,489        1,263          113,433       3,481           312,637
Cincinnati Financial Corp                       120            4,755          968           38,357       2,830           112,139
CNA Financial Corp                      +       200            7,275           76            2,765         151             5,493
Conseco Inc                                     302            7,248        1,872           44,928       5,011           120,264
Equitable Co Inc                                300           18,525        1,056           65,208       1,865           115,164
Everest Reinsurance Holdings Inc                100            2,775          416           11,544       1,040            28,860
First American Financial Corp                   100            1,488          516            7,676       1,240            18,445
Foundation Health Systems               +       391            4,985        1,443           18,398       2,702            34,451
Fremont General Corporation                     300            2,981          704            6,996       1,327            13,187
Hartford Financial Services Group               192            8,724        1,457           66,202       3,800           172,663
Hartford Life Class A                             0               --            0               --         100             4,344
Highlands Insurance Group               +        37              315           67              570         151             1,284
Horace Mann Educators Corp                      300            9,038          616           18,557       1,240            37,355
HSB Group Inc                                   345           12,830          170            6,322         556            20,676
Humana Inc                              +       177            1,604        1,000            9,063       2,672            24,215
Jefferson-Pilot Corp                            140            9,345          618           41,252       1,695           113,141
Leucadia National Corp                            0               --          328            6,950         952            20,171

                                                                            LifePath 2030                   LifePath 2040
                                                            -----------------------------   -----------------------------
                                                              Shares                Value      Shares               Value
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Visx Inc                                +                        100               9,050         200               18,088
Waters Corp                             +                      1,250              82,422         200               13,188
                                                                          --------------                  ---------------
      TOTAL HOSPITAL & MEDICAL SUPPLIES
                                - VALUE                                   $    3,872,512                  $     9,189,535
                                -  COST                                   $    2,806,417                  $     6,792,960
HOUSEHOLD PRODUCTS
Percent of Net Assets                                                               1.25%                            1.64%
Alberto-Culver Co Class B                                        772              19,638       1,429               36,350
Avon Products Inc                                              3,130             137,329       7,569              332,090
Blyth Industries Inc                    +                        100               2,831         100                2,831
Colgate-Palmolive Co                                           6,882             368,187      16,816              899,656
Dial Corp                                                      2,314              64,213       5,306              147,242
Estee Lauder Co Class A                                          950              43,641       2,074               95,274
Gillette Co                                                   13,123             611,860      32,147            1,498,854
International Specialty Products Inc    +                        268               2,529         818                7,720
Kimberly-Clark Corp                                            6,652             378,748      15,826              901,093
NCH Corp                                                          79               3,515           0                   --
Procter & Gamble Co                                           16,022           1,590,183      38,476            3,818,743
                                                                          --------------                  ---------------
               TOTAL HOUSEHOLD PRODUCTS
                                - VALUE                                   $    3,222,674                  $     7,739,853
                                -  COST                                   $    2,330,647                  $     5,747,403
INSURANCE
Percent of Net Assets                                                               3.37%                            4.03%
20th Century Industries                                        1,864              34,950         188                3,525
Aegon NV ADR (Netherlands)                                     1,733             150,446       3,397              294,902
Aetna Inc                                                      2,001             155,578       4,309              335,025
AFLAC Corp                                                     4,348             195,388       9,581              430,546
Alleghany Corp                          +                        106              19,159          10                1,808
Allied Zurich PLC ADR                                         16,798             417,323      30,471              757,009
Allmerica Financial Corp                                       1,114              62,941         951               53,732
Allstate Corp                                                 11,171             366,548      24,089              790,420
American Financial Group Inc                                     700              20,650       1,737               51,242
American General Corp                                          3,466             246,086       7,268              516,028
American International Group Inc                              19,687           1,824,739      49,262            4,565,972
American National Insurance Co                                   368              25,760         330               23,100
Aon Corp                                                       3,458             115,394       7,221              241,001
Argonaut Group Inc                                               179               4,520         265                6,691
Axa-UAP ADR (France)                                          12,278             768,910      27,460            1,719,683
Berkshire Hathaway Inc Class A          +                          4             256,800           8              513,600
Berkshire Hathaway Inc Class B          +                          4               8,012          19               38,057
Chubb Corp                                                     2,320             132,675       4,842              276,902
CIGNA Corp                                                     2,936             263,690       6,150              552,347
Cincinnati Financial Corp                                      2,205              87,373       4,815              190,794
CNA Financial Corp                      +                        514              18,697       1,402               50,998
Conseco Inc                                                    4,155              99,720       8,925              214,200
Equitable Co Inc                                               1,964             121,277       3,963              244,715
Everest Reinsurance Holdings Inc                                 871              24,170       2,196               60,939
First American Financial Corp                                    961              14,295         200                2,975
Foundation Health Systems               +                      2,522              32,155       5,571               71,030
Fremont General Corporation                                    1,150              11,428       2,473               24,575
Hartford Financial Services Group                              3,156             143,401       6,700              304,431
Hartford Life Class A                                            100               4,344         100                4,344
Highlands Insurance Group               +                        121               1,028         191                1,624
Horace Mann Educators Corp                                     1,161              34,975       2,685               80,886
HSB Group Inc                                                    546              20,304       1,428               53,104
Humana Inc                              +                      2,207              20,001       4,345               39,377
Jefferson-Pilot Corp                                           1,492              99,591       2,984              199,182
Leucadia National Corp                                           871              18,454       2,108               44,663

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 1999
Portfolio of Investments


                                                         LifePath 2000              LifePath 2010                    LifePath 2020
                                            --------------------------    -----------------------     ----------------------------
                                              Shares             Value      Shares          Value       Shares               Value
----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Lincoln National Corp                            248          11,625       1,242           58,219        3,288             154,125
Loews Corp                                       135          10,598         733           57,541        1,847             144,990
Marsh & McLennan Companies Inc                   220          16,019       1,477          107,544        4,230             307,997
MBIA Inc                                          94           4,876         624           32,370        1,732              89,848
Mercury General Corp                             200           6,050         152            4,598          501              15,155
Mony Group Inc                                     0              --           0               --          200               5,600
Ohio Casualty Corp                               500           7,688         404            6,212        1,102              16,943
Old Republic International Corp                  525           8,138       1,406           21,793        3,124              48,422
PMI Group Inc                                    150           6,375         228            9,690          621              26,393
Progressive Corp Ohio                             75           7,650         425           43,350        1,044             106,488
Protection One Inc                      +          0              --         100              350          200                 700
Protective Life Corp                             100           2,975         692           20,587        1,302              38,735
Providian Financial Corp                         177          13,740         567           44,013        2,018             156,647
Radian Group Inc                                 100           4,631         264           12,227          526              24,360
Reinsurance Group Of America                       0              --         528           16,896            0                  --
Reliance Group Holdings                          100             475         792            3,762        1,778               8,446
Reliastar Financial Corp                         400          18,025       1,056           47,586        1,865              84,042
SAFECO Corp                                      156           5,558         843           30,032        2,207              78,624
St Paul Co                                       164           5,258       1,470           47,132        3,868             124,018
Tokio Marine & Fire Insurance Co ADR           2,818         166,262      11,360          670,240       28,386           1,674,774
(Japan)
Torchmark Corp                                   142           4,047         832           23,712        2,306              65,721
Transatlantic Holdings Inc                       126           9,088         220           15,868          366              26,398
Travelers Property Casualty                        0              --         188            6,674          300              10,650
Trigon Healthcare Inc                   +          0              --         328           11,911          200               7,263
UICI                                    +        200           5,225         528           13,893          877              23,076
Unitrin Inc                                      300          10,781         604           21,706        1,302              46,791
Unumprovident Corp                               279          10,061       1,654           59,647        3,819             137,723
Wellpoint Health Networks               +          0              --         340           24,778           51               3,717
                                                       -------------                -------------                   --------------
                        TOTAL INSURANCE
                                - VALUE                $     943,338                $   4,087,139                   $   10,334,492
                                -  COST                $     746,743                $   3,260,074                   $    7,940,246
LODGING
Percent of Net Assets                                           0.03%                        0.06%                            0.09%
Choice Hotels International Inc         +         59             959         444            7,215        1,069              17,371
Extended Stay America Inc               +        400           3,600         880            7,920        1,765              15,885
Hilton Hotels Corp                               164           2,009       1,211           14,835        3,592              44,002
Homestead Village Property Inc          +         75             183          76              185          188                 458
Interstate Hotels Corp                  +         25              91          63              228          214                 776
Marriott International                           306          10,481       1,312           44,936        3,535             121,074
Park Place Entertainment Corp           +        464           5,249       1,813           20,510        4,986              56,404
Promus Hotel Corp                       +        341           9,910         984           28,598        1,765              51,295
Sodexho Marriott Services Inc           +         44             622          21              297          315               4,449
Sunburst Hospitality Corp               +         19             115         147              891          422               2,558
Wyndham International Class A           +        751           2,675       1,911            6,808        3,624              12,911
                                                        ------------                 ------------                    -------------
                          TOTAL LODGING
                                - VALUE                 $     35,894                 $    132,423                    $     327,183
                                -  COST                 $     44,065                 $    165,304                    $     368,560
MACHINERY
Percent of Net Assets                                           0.23%                        0.40%                            0.61%
AGCO Corp                                        300           3,094         792            8,168        1,590              16,397
AVX Corp                                         200           5,988         164            4,910          426              12,753
Black & Decker Corp                              116           6,105         516           27,155        1,422              74,833
Case Corp                                         43           2,123         479           23,651        1,068              52,733
Caterpillar Inc                                  320          18,120       2,209          125,085        6,030             341,449
Cummins Engine Co Inc                             25           1,481         288           17,064          631              37,387
Deere & Co                                       189           7,347       1,694           65,854        4,245             165,024
Federal Mogul Corp                               296          13,505         516           23,543          811              37,002
Flowserve Corp                                   200           3,163         528            8,349        1,152              18,216

                                                                    LifePath 2030                     LifePath 2040
                                                  -------------------------------     -----------------------------
                                                       Shares               Value       Shares                Value
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Lincoln National Corp                                   2,670             125,156        5,722              268,219
Loews Corp                                              1,597             125,364        3,333              261,641
Marsh & McLennan Companies Inc                          3,453             251,422        7,300              531,531
MBIA Inc                                                1,400              72,625        2,610              135,394
Mercury General Corp                                      514              15,548        1,225               37,056
Mony Group Inc                                            100               2,800          200                5,600
Ohio Casualty Corp                                        928              14,268        2,704               41,574
Old Republic International Corp                         2,724              42,222        6,138               95,139
PMI Group Inc                                             504              21,420        1,522               64,685
Progressive Corp Ohio                                     938              95,676        2,041              208,182
Protection One Inc                      +                   0                  --          200                  700
Protective Life Corp                                    1,139              33,885        2,826               84,074
Providian Financial Corp                                1,519             117,912        4,230              328,354
Radian Group Inc                                          536              24,823        1,248               57,798
Reinsurance Group Of America                                0                  --          100                3,200
Reliance Group Holdings                                 1,518               7,210        3,456               16,416
Reliastar Financial Corp                                1,696              76,426        4,681              210,938
SAFECO Corp                                             1,978              70,466        4,168              148,485
St Paul Co                                              3,130             100,356        6,818              218,602
Tokio Marine & Fire Insurance Co ADR                   22,969           1,355,171       49,308            2,909,172
(Japan)
Torchmark Corp                                          2,003              57,086        4,094              116,679
Transatlantic Holdings Inc                                437              31,519          836               60,297
Travelers Property Casualty                               168               5,964          300               10,650
Trigon Healthcare Inc                   +                 100               3,631          200                7,263
UICI                                    +                 804              21,155        2,143               56,388
Unitrin Inc                                             1,228              44,131        2,726               97,966
Unumprovident Corp                                      3,345             120,629        6,883              248,218
Wellpoint Health Networks               +                 157              11,441          395               28,786
                                                                   --------------                   ---------------
                        TOTAL INSURANCE
                                - VALUE                            $    8,669,088                   $    19,012,434
                                -  COST                            $    6,663,921                   $    15,568,747
LODGING
Percent of Net Assets                                                        0.11%                             0.14%
Choice Hotels International Inc         +                 720              11,700        1,175               19,094
Extended Stay America Inc               +               1,618              14,562        3,745               33,705
Hilton Hotels Corp                                      2,713              33,234        7,203               88,237
Homestead Village Property Inc          +                 201                 490          266                  648
Interstate Hotels Corp                  +                 206                 747          331                1,200
Marriott International                                  2,866              98,160        6,922              237,079
Park Place Entertainment Corp           +               3,659              41,392        9,168              103,713
Promus Hotel Corp                       +               2,222              64,577        4,556              132,409
Sodexho Marriott Services Inc           +                 241               3,404        1,081               15,269
Sunburst Hospitality Corp               +                 340               2,061          458                2,777
Wyndham International Class A           +               3,287              11,710        7,531               26,829
                                                                    -------------                    --------------
                          TOTAL LODGING
                                - VALUE                             $     282,037                    $      660,960
                                -  COST                             $     345,014                    $      816,050
MACHINERY
Percent of Net Assets                                                        0.74%                             0.86%
AGCO Corp                                               1,528              15,758        3,480               35,888
AVX Corp                                                  336              10,059        1,048               31,375
Black & Decker Corp                                     1,244              65,466        2,629              138,351
Case Corp                                               1,001              49,424        1,888               93,220
Caterpillar Inc                                         5,168             292,638       10,594              599,885
Cummins Engine Co Inc                                     519              30,751          901               53,384
Deere & Co                                              3,472             134,974        6,910              268,626
Federal Mogul Corp                                      1,137              51,876        2,720              124,100
Flowserve Corp                                            982              15,528        2,231               35,278

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 1999
Portfolio of Investments


                                                   LifePath 2000             LifePath 2010              LifePath 2020
                                          ------------------------   ----------------------  -------------------------
                                            Shares          Value     Shares         Value     Shares           Value
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Harsco Corp                                    238          6,590        434        12,016        982          27,189
Ingersoll-Rand Co                              172         10,944      1,080        68,715      2,962         188,457
Jacobs Engineering Group             +           0             --          0            --        327          10,791
Kubota Corp ADR (Japan)                      1,034         64,754      4,543       284,505     11,376         712,422
MagneTek Inc                         +           0             --          0            --        322           2,979
Makita Corp ADR (Japan)                      1,020         12,368      4,293        52,053     10,709         129,847
McDermott International Inc                     46          1,038        436         9,837        773          17,441
Milacron Inc                                    51            918        337         6,066        587          10,566
Nordson Corp                                   214         10,519        141         6,931        257          12,633
Pall Corp                                       13            258        642        12,760      2,160          42,930
Parker Hannifin Corp                           138          6,038        637        27,869      1,778          77,788
Pentair Co                                     200          9,100        240        10,920        756          34,398
Presstek Inc                         +         200          1,225        352         2,156        451           2,762
SPX Corp                             +          33          2,797         43         3,644        255          21,611
Tecumseh Products Co Class A                   241         13,737        167         9,519        302          17,214
Teleflex Inc                                   350         16,275        240        11,160        596          27,714
Thermo Electron Corp                 +         169          2,683        966        15,335      2,761          43,831
UCAR International Inc               +         200          4,875        528        12,870        964          23,498
Weatherford International                      380         13,538      1,022        36,409      2,120          75,525
York International Corp                        202          8,307        258        10,610      1,004          41,290
                                                     ------------              -----------              -------------
                     TOTAL MACHINERY
                             - VALUE                 $    246,890              $   897,154              $   2,276,680
                             -  COST                 $    253,996              $   840,156              $   2,197,551
MANUFACTURING
Percent of Net Assets                                        0.08%                    0.21%                      0.35%
Carlisle Corp                                  200          8,000        152         6,080        501          20,040
Tyco International Ltd                         737         74,689      4,477       453,576     12,663       1,282,920
West Teleservices                    +           0             --          0            --          0              --
                                                     ------------              -----------              -------------
                 TOTAL MANUFACTURING
                             - VALUE                 $     82,689              $   459,656              $   1,302,960
                             -  COST                 $     40,683              $   241,234              $     709,079
METAL FABRICATORS
Percent of Net Assets                                        0.15%                    0.32%                      0.49%
Alcan Aluminum Ltd                             178          5,835      1,540        50,628      3,930         129,199
Allegheny Teledyne Inc                         183          3,420      1,158        21,640      3,283          61,351
Armco Inc                            +         111            763        853         5,864      1,843          12,671
Barrick Gold Corp                              423          8,196      2,288        44,330      5,937         115,029
Battle Mountain Gold Co              +         147            257      1,307         2,287      3,736           6,538
Bethlehem Steel Corp                 +         117            899        593         4,559      2,256          17,343
British Steel PLC ADR (UK)                     518         13,436      1,572        40,774      4,042         104,839
Crane Co                                       120          2,888        507        12,200      1,017          24,472
Engelhard Corp                                   0             --        756        15,073      2,406          47,970
Freeport McMoRan Inc                            16            257        647        10,392      2,748          44,140
Howmet International Inc             +           0             --         76         1,359        251           4,487
Kaydon Corp                                      0             --          0            --        438          13,441
Laboratory Corp of America Holdings  +         660          1,898        367         1,055      1,014           2,915
Mitsui & Co Ltd ADR (Japan)                    460         64,515      1,875       262,969      4,822         676,286
Nucor Corp                                     121          5,634        499        23,235      1,446          67,329
Oregon Steel Mills Inc                           0             --          0            --        262           2,866
Phelps Dodge Corp                               66          3,692        420        23,494        770          43,072
Placer Dome Inc                                321          3,330      2,072        21,497      4,616          47,891
Precision Castparts Corp                       100          3,550        264         9,372        526          18,673
Reynolds Metals Co                              49          3,102        476        30,137        974          61,666
Ryerson Tull Inc                               207          3,920        381         7,215      1,298          24,581
SKF AB ADR (Sweden)                            521         11,820      1,931        43,810      4,677         106,109
Steel Dynamics Inc                   +           0             --        264         4,752        526           9,468
Timken Co                                      142          2,494        370         6,498        820          14,401

                                                                    LifePath 2030                          LifePath 2040
                                                ----------------------------------       -------------------------------
                                                       Shares               Value               Shares             Value
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Harsco Corp                                             1,012              28,020                2,391            66,201
Ingersoll-Rand Co                                       2,327             148,055                4,692           298,529
Jacobs Engineering Group             +                      0                  --                    0                --
Kubota Corp ADR (Japan)                                 9,285             581,473               19,660         1,231,208
MagneTek Inc                         +                      0                  --                    0                --
Makita Corp ADR (Japan)                                 8,797             106,664               18,833           228,350
McDermott International Inc                               942              21,254                1,558            35,152
Milacron Inc                                              462               8,316                  855            15,390
Nordson Corp                                              186               9,143                  340            16,713
Pall Corp                                               1,713              34,046                3,478            69,125
Parker Hannifin Corp                                    1,428              62,475                3,024           132,300
Pentair Co                                                609              27,710                1,666            75,803
Presstek Inc                         +                    457               2,799                  630             3,859
SPX Corp                             +                    217              18,391                  440            37,290
Tecumseh Products Co Class A                              222              12,654                  381            21,717
Teleflex Inc                                              593              27,575                1,578            73,377
Thermo Electron Corp                 +                  2,126              33,750                4,891            77,645
UCAR International Inc               +                    893              21,767                2,143            52,236
Weatherford International                               2,013              71,713                3,967           141,324
York International Corp                                   884              36,355                2,183            89,776
                                                                 ----------------                         --------------
                     TOTAL MACHINERY
                             - VALUE                             $      1,918,634                         $    4,046,102
                             -  COST                             $      1,890,405                         $    3,997,863
MANUFACTURING
Percent of Net Assets                                                        0.41%                                  0.53%
Carlisle Corp                                             514              20,560                1,313            52,520
Tyco International Ltd                                 10,318           1,045,342               24,166         2,448,321
West Teleservices                    +                      0                  --                  177             1,881
                                                                 ----------------                         --------------
                 TOTAL MANUFACTURING
                             - VALUE                             $      1,065,902                         $    2,502,722
                             -  COST                             $        566,188                         $    1,308,354
METAL FABRICATORS
Percent of Net Assets                                                        0.59%                                  0.70%
Alcan Aluminum Ltd                                      3,194             105,003                6,302           207,178
Allegheny Teledyne Inc                                  2,673              49,952                5,658           105,734
Armco Inc                            +                  1,547              10,636                3,646            25,066
Barrick Gold Corp                                       5,037              97,592               10,524           203,903
Battle Mountain Gold Co              +                  3,080               5,390                6,616            11,578
Bethlehem Steel Corp                 +                  1,742              13,392                3,579            27,514
British Steel PLC ADR (UK)                              3,220              83,519                8,073           209,393
Crane Co                                                  816              19,635                1,922            46,248
Engelhard Corp                                          1,957              39,018                4,031            80,368
Freeport McMoRan Inc                                    2,317              37,217                5,171            83,059
Howmet International Inc             +                     68               1,216                  695            12,423
Kaydon Corp                                                 0                  --                    0                --
Laboratory Corp of America Holdings  +                    710               2,041                1,281             3,683
Mitsui & Co Ltd ADR (Japan)                             3,934             551,744                8,395         1,177,399
Nucor Corp                                              1,155              53,780                2,232           103,928
Oregon Steel Mills Inc                                    178               1,947                    0                --
Phelps Dodge Corp                                         828              46,316                1,572            87,934
Placer Dome Inc                                         4,385              45,494                8,491            88,094
Precision Castparts Corp                                  547              19,419                1,160            41,180
Reynolds Metals Co                                        891              56,411                2,024           128,145
Ryerson Tull Inc                                        1,132              21,437                2,371            44,901
SKF AB ADR (Sweden)                                     3,964              89,933                9,561           216,915
Steel Dynamics Inc                   +                    357               6,426                  983            17,694
Timken Co                                                 673              11,820                1,649            28,961

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 1999
Portfolio of Investments

                                                  LifePath 2000               LifePath 2010                 LifePath 2020
                                             ------------------         -------------------         ---------------------
                                             Shares       Value         Shares        Value         Shares          Value
-------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (Continued)
    USX - U.S. Steel Group                      126       3,402            455       12,285          1,529         41,283
    WMC Ltd ADR (Japan)                         830      14,733          2,937       52,132          7,149        126,895
    Worthington Industries Inc                  177       2,655            452        6,780          1,645         24,675
                                                     ----------                  ----------                   -----------
          TOTAL METAL FABRICATORS
                          - VALUE                    $  160,696                  $  714,337                   $ 1,849,590
                          -  COST                    $  175,391                  $  784,109                   $ 2,046,248
    OFFICE EQUIPMENT & SUPPLIES
    Percent of Net Assets                                  0.05%                       0.09%                         0.13%
    Ingram Micro Inc Class A            +       100       2,525            176        4,444            351          8,863
    Ricoh Co Ltd ADR (Japan)                    477      42,461          2,099      186,847          5,259        468,142
    Standard Register Co                        301       8,146              0           --            379         10,257
                                                     ----------                  ----------                   -----------
TOTAL OFFICE EQUIPMENT & SUPPLIES
                          - VALUE                    $   53,132                  $  191,291                   $   487,262
                          -  COST                    $   43,326                  $  139,488                   $   347,899
    PHARMACEUTICALS
    Percent of Net Assets                                  1.27%                       2.88%                         4.76%
    Abbott Laboratories                       1,103      47,843          7,354      318,980         22,416        972,294
    Allergan Inc                                 55       5,493            379       37,853            869         86,791
    ALZA Corp                           +        87       4,383            464       23,374          1,418         71,432
    American Home Products Corp                 905      37,558          6,353      263,650         19,568        812,072
    Amgen Inc                           +       274      22,793          2,258      187,837          7,590        631,393
    Astrazeneca PLC ADR                       3,573     140,687         12,905      508,134         27,536      1,084,230
    Bergen Brunswig Corp Class A                559       8,630          1,192       18,402          2,234         34,487
    Bristol-Myers Squibb Co                   1,378      96,977          9,738      685,312         29,334      2,064,380
    Centocor Inc                        +       246      14,729            639       38,260          1,111         66,521
    Covance Inc                         +       190       3,052            411        6,602            902         14,488
    Dura Pharmaceuticals Inc            +         0          --            440        5,858            977         13,006
    Forest Labs Inc Class A             +       264      12,788            639       30,952          1,255         60,789
    Glaxo Holdings PLC ADR (UK)               2,860     151,401          9,892      523,658         23,531      1,245,672
    ICN Pharmaceuticals Inc                     300       6,225            973       20,190          1,907         39,570
    Immunex Corp                        +       400      26,900            656       44,157          1,452         97,738
    Interneuron Pharmaceuticals Co      +         0          --            352          528              0             --
    IVAX Corp                           +     1,130      18,645            891       14,702          2,036         33,594
    Lilly (Eli) & Co                            804      59,999          5,441      406,035         16,348      1,219,970
    Marshall & Ilsley Corp                      458      26,822          1,079       63,189          2,031        118,940
    Merck & Co Inc                            1,666     111,934         11,492      772,119         35,190      2,364,328
    Millipore Corp                               42       1,586            151        5,700            688         25,972
    Mylan Laboratories                          603      11,947          1,182       23,418          2,348         46,520
    Novo Nordisk A/S ADR (Denmark)            1,992     116,034          6,961      405,478         16,436        957,397
    Omnicare Inc                                300       2,888            944        9,086          1,765         16,988
    Perrigo Co                          +       812       6,445            484        3,842          1,197          9,501
    Pfizer Inc                                3,205     120,989         18,582      701,471         57,315      2,163,641
    Pharmacia and Upjohn Inc                    517      27,013          3,010      157,273          8,319        434,668
    Rexall Sundown Inc                  +       100       1,244            628        7,850          1,164         14,550
    Schering-Plough Corp                      1,081      56,820          7,318      384,652         21,756      1,143,550
    Schweitzer-Mauduit International Inc         20         271             81        1,099            188          2,550
    Sepracor Inc                        +         0          --            352       26,356            100          7,488
    SmithKline Beecham PLC ADR (UK)           1,645     104,869          6,095      388,556         14,571        928,901
    SouthTrust Corp                             906      31,993          1,972       69,636          3,297        116,425
    ThermoLase Corp                     +         0          --             88          171              0             --
    Warner Lambert Co                           557      36,901          4,132      273,745         12,556        831,835
    Watson Pharmaceutical Inc           +       500      17,938            980       35,158          1,890         67,804
    Xoma Ltd                            +       188         858              0           --            269          1,227
                                                     ----------                  ----------                   -----------
            TOTAL PHARMACEUTICALS
                          - VALUE                    $1,334,655                  $6,463,283                   $17,800,712
                          -  COST                    $  927,308                  $4,369,141                   $11,812,805

                                                         LifePath 2030                         LifePath 2040
                                               -----------------------           ---------------------------
                                               Shares            Value           Shares                Value
    --------------------------------------------------------------------------------------------------------
    COMMON STOCKS (Continued)
    USX - U.S. Steel Group                     1,089            29,403            2,087               56,349
    WMC Ltd ADR (Japan)                        6,295           111,736           14,218              252,370
    Worthington Industries Inc                 1,224            18,360            2,692               40,380
                                                           -----------                           -----------
          TOTAL METAL FABRICATORS
                          - VALUE                          $ 1,528,837                           $ 3,300,397
                          -  COST                          $ 1,720,899                           $ 3,633,457
    OFFICE EQUIPMENT & SUPPLIES
    Percent of Net Assets                                         0.15%                                 0.18%
    Ingram Micro Inc Class A            +        357             9,014              718               18,130
    Ricoh Co Ltd ADR (Japan)                   4,125           367,196            9,083              808,544
    Standard Register Co                         279             7,550                0                   --
                                                           -----------                           -----------
TOTAL OFFICE EQUIPMENT & SUPPLIES
                          - VALUE                          $   383,760                           $   826,674
                          -  COST                          $   264,520                           $   541,765
    PHARMACEUTICALS
    Percent of Net Assets                                         5.78%                                 7.47%
    Abbott Laboratories                       18,169           788,080           44,037            1,910,105
    Allergan Inc                                 793            79,201            1,878              187,565
    ALZA Corp                           +        951            47,907            2,661              134,048
    American Home Products Corp               15,980           663,170           38,231            1,586,587
    Amgen Inc                           +      6,012           500,123           14,616            1,215,869
    Astrazeneca PLC ADR                       25,856         1,018,080           54,799            2,157,711
    Bergen Brunswig Corp Class A               2,628            40,570            5,486               84,690
    Bristol-Myers Squibb Co                   23,860         1,679,148           57,532            4,048,815
    Centocor Inc                        +      1,020            61,073            3,651              218,604
    Covance Inc                         +        583             9,364            1,354               21,749
    Dura Pharmaceuticals Inc            +        714             9,505            1,602               21,327
    Forest Labs Inc Class A             +      1,125            54,492            3,804              184,256
    Glaxo Holdings PLC ADR (UK)               20,636         1,092,418           46,092            2,439,995
    ICN Pharmaceuticals Inc                    1,839            38,159            3,763               78,082
    Immunex Corp                        +      1,384            93,161            3,432              231,017
    Interneuron Pharmaceuticals Co      +        636               954              895                1,343
    IVAX Corp                           +      1,653            27,275            3,429               56,579
    Lilly (Eli) & Co                          13,042           973,259           31,820            2,374,568
    Marshall & Ilsley Corp                     1,760           103,070            5,582              326,896
    Merck & Co Inc                            28,500         1,914,844           69,072            4,640,775
    Millipore Corp                               486            18,347            1,318               49,754
    Mylan Laboratories                         2,056            40,735            6,229              123,412
    Novo Nordisk A/S ADR (Denmark)            14,464           842,528           32,207            1,876,058
    Omnicare Inc                               2,043            19,664            4,228               40,695
    Perrigo Co                          +        852             6,763            1,684               13,367
    Pfizer Inc                                46,909         1,770,815          112,730            4,255,558
    Pharmacia and Upjohn Inc                   6,899           360,473           14,653              765,619
    Rexall Sundown Inc                  +        893            11,163            2,143               26,788
    Schering-Plough Corp                      17,563           923,155           42,606            2,239,478
    Schweitzer-Mauduit International Inc         157             2,129              310                4,204
    Sepracor Inc                        +        636            47,621              100                7,488
    SmithKline Beecham PLC ADR (UK)           12,818           817,148           28,617            1,824,334
    SouthTrust Corp                            3,039           107,315            8,074              285,113
    ThermoLase Corp                     +          0                --              365                  707
    Warner Lambert Co                         10,209           676,346           24,412            1,617,295
    Watson Pharmaceutical Inc           +      1,429            51,265            4,275              153,366
    Xoma Ltd                            +        272             1,241                0                   --
                                                           -----------                           -----------
            TOTAL PHARMACEUTICALS
                          - VALUE                          $14,890,561                           $35,203,817
                          -  COST                          $10,068,126                           $24,500,835

          MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
          AUGUST 31, 1999
          Portfolio of Investments

                                                       LifePath 2000                  LifePath 2010                  LifePath 2020
                                               ---------------------      -------------------------      -------------------------
                                               Shares          Value      Shares              Value      Shares              Value
    ------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (Continued)
    PUBLISHING
    Percent of Net Assets                                       0.29%                          0.46%                          0.68%
    American Greetings Corp Class A               123          3,406         480             13,290       1,011             27,992
    Belo (A H) Corp                               312          5,909         750             14,203       1,778             33,671
    Central Newspapers Class A                    200          8,463          76              3,216         151              6,389
    Chris-Craft Industries Inc              +     123          6,202         243             12,302         457             23,136
    Comcast Corp Class A                          580         18,923       4,068            132,719      11,540            376,493
    Donnelley (R R) & Sons Co                     139          4,361         745             23,374       2,223             69,747
    Dow Jones & Co Inc                             94          4,724         548             27,537       1,400             70,350
    E.W. Scripps Co                               200          9,600         264             12,672         514             24,672
    Elsevier NV ADR (Netherlands)               2,927         68,419      10,761            251,538      25,206            589,190
    Ennis Business Forms Inc                        0             --           0                 --         216              1,917
    Gannett Co Inc                                408         27,719       1,430             97,151       4,071            276,574
    Gibson Greetings Inc                    +       0             --           0                 --         314              1,236
    Golden Books Family Entertainment Inc   +     234             47           0                 --         274                 55
    Harland (John H) Co                            55          1,093         218              4,333         543             10,792
    Harte-Hanks Communications Inc                100          2,244         328              7,360         952             21,361
    Houghton Mifflin Co                           304         14,516         211             10,075         403             19,243
    Interpublic Group Co Inc                       66          2,615       1,398             55,396       3,870            153,349
    Knight-Ridder Inc                             124          6,688         562             30,313       1,094             59,008
    Lee Enterprises Inc                           498         14,286           0                 --         621             17,815
    Marvel Entertainment Group Inc          +       0             --         200                 30       1,400                210
    McGraw-Hill Inc                               312         16,127       1,250             64,609       3,160            163,333
    Media General Inc Class A                     280         13,720         194              9,506         359             17,591
    Meredith Corp                                  82          2,844         404             14,014         721             25,010
    Moore Corp Ltd                                 44            410         438              4,079       1,538             14,323
    New York Times Co Class A                     162          6,328       1,113             43,477       3,127            122,148
    News Corporation Ltd                          674         19,757       2,480             72,695       6,004            175,992
    Primedia Inc                            +       0             --          76              1,050         251              3,467
    Readers Digest Association Class A            300          9,375       1,056             33,000       2,028             63,375
    Readers Digest Association Class B            200          5,663         264              7,475         263              7,446
    Scholastic Inc                          +     200          7,925         176              6,974         175              6,934
    Times Mirror Co Class A                       117          6,757         324             18,711       1,084             62,601
    Washington Post Co Class B                     27         14,553          88             47,432         158             85,162
    Workflow Management Inc                 +       0             --         107              1,418         223              2,955
    Ziff Davis Inc                          +       0             --         152              2,347         514              7,935
                                                            --------                     ----------                     ----------
                           TOTAL PUBLISHING
                                    - VALUE                 $302,674                     $1,022,296                     $2,541,472
                                    -  COST                 $264,229                     $  874,102                     $2,157,172
    REAL ESTATE
    Percent of Net Assets                                       0.17%                          0.24%                          0.29%
    AMB Property Corp REIT                        100          2,150         880             18,920         363              7,805
    Apartment Investment & Management Co
     Class A REIT                                   0             --         516             21,156         952             39,032
    Archstone Communities Trust REIT              500         10,688         856             18,297       1,753             37,470
    Arden Realty Group Inc REIT                   100          2,331         792             18,464       1,502             35,015
    Boston Properties Inc REIT                      0             --         428             14,258         852             28,382
    Camden Property Trust REIT                      0             --         328              9,102         200              5,550
    CarrAmercia Realty Corp REIT                  100          2,300         240              5,520       1,302             29,946
    Castle & Cooke Inc                      +     215          3,064         120              1,710         294              4,190
    Catellus Development Corp               +     200          2,738         768             10,512       1,941             26,567
    Chicago Title Corp                            106          4,803         181              8,202         361             16,358
    Cornerstone Properties Inc REIT               300          4,781       1,320             21,038       2,654             42,298
    Crestline Capital Corp REIT             +     100          1,894         185              3,503         298              5,643
    Echelon International Corp              +      68          1,420          47                981          84              1,754
    Equity Office Properties Trust REIT            90         23,006       2,371             60,609       4,715            120,527
    Equity Residential Properties Trust REIT       40         17,600       1,032             45,408       2,391            105,204
    Federal Realty Investment Trust                 0             --           0                 --           0                 --
    Fel Cor Lodging Trust Inc REIT                200          3,588         792             14,207       1,690             30,314

                                                                        LifePath 2030                         LifePath 2040
                                                           --------------------------           ---------------------------
                                                           Shares               Value           Shares                Value
    -----------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (Continued)
    PUBLISHING
    Percent of Net Assets                                                        0.84%                                 1.03%
    American Greetings Corp Class A                           877              24,282            1,955               54,129
    Belo (A H) Corp                                         1,475              27,933            3,592               68,024
    Central Newspapers Class A                                693              29,323            1,943               82,213
    Chris-Craft Industries Inc              +                 316              15,998              211               10,682
    Comcast Corp Class A                                    9,194             299,954           23,780              775,823
    Donnelley (R R) & Sons Co                               1,913              60,020            4,150              130,206
    Dow Jones & Co Inc                                      1,289              64,772            2,515              126,379
    E.W. Scripps Co                                           725              34,800            1,137               54,576
    Elsevier NV ADR (Netherlands)                          22,121             517,078           49,406            1,154,865
    Ennis Business Forms Inc                                    0                  --                0                   --
    Gannett Co Inc                                          3,146             213,731            7,569              514,219
    Gibson Greetings Inc                    +                   0                  --                0                   --
    Golden Books Family Entertainment Inc   +                 208                  42                0                   --
    Harland (John H) Co                                       550              10,931              997               19,815
    Harte-Hanks Communications Inc                            782              17,546            2,320               52,055
    Houghton Mifflin Co                                       277              13,227              886               42,307
    Interpublic Group Co Inc                                3,106             123,075            8,180              324,133
    Knight-Ridder Inc                                       1,071              57,767            1,888              101,834
    Lee Enterprises Inc                                       455              13,053                0                   --
    Marvel Entertainment Group Inc          +                 200                  30              600                   90
    McGraw-Hill Inc                                         2,604             134,594            5,890              304,439
    Media General Inc Class A                                 259              12,691              503               24,647
    Meredith Corp                                             708              24,559            1,301               45,128
    Moore Corp Ltd                                          1,181              10,998            2,819               26,252
    New York Times Co Class A                               2,524              98,594            5,411              211,367
    News Corporation Ltd                                    5,125             150,227           11,975              351,017
    Primedia Inc                            +                 168               2,321              695                9,600
    Readers Digest Association Class A                      1,875              58,594            3,798              118,688
    Readers Digest Association Class B                        268               7,588              630               17,837
    Scholastic Inc                          +                 179               7,093              353               13,988
    Times Mirror Co Class A                                   849              49,030            2,281              131,728
    Washington Post Co Class B                                119              64,141               87               46,893
    Workflow Management Inc                 +                 192               2,544              429                5,684
    Ziff Davis Inc                          +                 425               6,561            1,313               20,269
                                                                       --------------                       ---------------
                           TOTAL PUBLISHING
                                    - VALUE                            $    2,153,097                       $     4,838,887
                                    -  COST                            $    1,816,955                       $     4,120,499
    REAL ESTATE
    Percent of Net Assets                                                        0.40%                                 0.48%
    AMB Property Corp REIT                                    268               5,762              407                8,751
    Apartment Investment & Management Co
     Class A REIT                                             871              35,711              200                8,200
    Archstone Communities Trust REIT                        2,468              52,754            5,841              124,851
    Arden Realty Group Inc REIT                             1,139              26,553            2,826               65,881
    Boston Properties Inc REIT                                871              29,015            2,120               70,623
    Camden Property Trust REIT                                100               2,775              200                5,550
    CarrAmercia Realty Corp REIT                            1,139              26,197            2,626               60,398
    Castle & Cooke Inc                      +                 198               2,822              301                4,289
    Catellus Development Corp               +               1,575              21,558            3,798               51,985
    Chicago Title Corp                                        725              32,852              817               37,020
    Cornerstone Properties Inc REIT                         2,400              38,250            5,323               84,835
    Crestline Capital Corp REIT             +                 428               8,105              992               18,786
    Echelon International Corp              +                  62               1,294               57                1,190
    Equity Office Properties Trust REIT                     4,654             118,968           10,735              274,413
    Equity Residential Properties Trust REIT                1,932              85,008            4,393              193,292
    Federal Realty Investment Trust                             0                  --              353                7,722
    Fel Cor Lodging Trust Inc REIT                          1,329              23,839            3,003               53,866

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 1999
Portfolio of Investments

                                                         LifePath 2000               LifePath 2010                  LifePath 2020
                                                    ------------------     -----------------------       ------------------------
                                                   Shares        Value     Shares            Value       Shares             Value
    -----------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (Continued)
    Franchise Finance Corp REIT                         0           --         88            1,909          300             6,506
    General Growth Properties Inc                       0           --          0               --          200             6,650
    Health Care Property Investors Inc REIT           300        7,800        264            6,864          351             9,126
    Hospitalities Properties Trust                      0           --        100            2,688          300             8,063
    Host Marriott Corp                                887        8,205      1,708           15,799        3,339            30,886
    HRPT Properties Trust REIT                        500        6,938      1,296           17,982        3,519            48,826
    Kimco Realty Corp REIT                            200        7,450        284           10,579          545            20,301
    Liberty Property Trust REIT                       100        2,450        792           19,404          300             7,350
    Mack-Cali Realty Corp REIT                        100        2,838        692           19,636        1,402            39,782
    MAXXAM Inc                              +           0           --          0               --          112             6,398
    Meditrust Corp REIT                               402        3,593        826            7,382        2,686            24,006
    New Plan Excel Realty Trust REIT                  300        5,681        592           11,211        1,590            30,111
    Post Properties Inc REIT                            0           --        240            9,810          200             8,175
    Prison Realty Corp REIT                           162        2,116        624            8,151        1,587            20,730
    Prologis Trust REIT                               100        1,963        100            1,963          300             5,888
    Public Storage Inc REIT                           300        7,800        792           20,592        1,327            34,502
    Simon Property Group Inc REIT                     200        5,100        756           19,278        2,028            51,714
    United Dominion Realty Trust Inc REIT             400        4,600      1,508           17,342        2,830            32,545
    Vornado Operating Inc                   +          20          128         44              281           90               574
    Vornado Realty Trust REIT                         200        6,825        780           26,618        1,578            53,849
    Weingarten Realty Investors REIT                  200        7,938        176            6,985          351            13,930
    Westfield America Inc REIT                          0           --         76            1,102          151             2,190
    Worldwide Inc REIT                                864       20,574      1,682           40,053        3,290            78,343
                                                              --------                    --------                     ----------
                          TOTAL REAL ESTATE
                                    - VALUE                   $182,362                    $537,516                     $1,076,500
                                    -  COST                   $208,929                    $610,823                     $1,221,162
    RETAIL & RELATED
    Percent of Net Assets                                         0.96%                       1.98%                          3.24%
    7-Eleven Inc                            +       1,800        3,713      1,232            2,541        2,379             4,907
    Abercrombie & Fitch Co                  +         112        3,906        984           34,317        2,478            86,420
    Amazon.com Inc                          +         200       24,863        428           53,233          689            85,694
    American Eagle Outfitters               +           0           --          0               --          100             3,925
    Ann Taylor Stores Inc                   +         247        8,182        172            5,698          308            10,203
    AutoZone Inc                            +         126        3,000        851           20,264        2,621            62,413
    Barnes & Noble                          +         200        4,738        516           12,223        1,227            29,065
    Bed Bath & Beyond Inc                   +         400       11,000      1,120           30,800        2,379            65,423
    Benetton SpA ADR (Italy)                        1,707       65,933      6,262          241,870       14,832           572,886
    Best Buy Co Inc                         +         700       49,175      1,410           99,053        2,104           147,806
    BJ's Wholesale Club Inc                 +         630       17,798        780           22,035          772            21,809
    Borders Group Inc                       +         200        2,663        780           10,384        1,865            24,828
    CDW Computer Centers Inc                +           0           --         76            3,373          150             6,656
    Charming Shoppes Inc                    +          59          328          0               --        2,105            11,709
    Circuit City Stores Inc                           254       10,922      1,138           48,934        3,396           146,028
    Coles Myer Ltd ADR (Australia)                    914       41,016      2,932          131,574        7,165           321,529
    CompUSA Inc                             +         400        2,425      1,332            8,075        2,391            14,495
    Consolidated Stores Corp                +         158        2,548        678           10,933        1,739            28,041
    Corporate Express Inc                   +         550        4,898      1,200           10,688        2,347            20,903
    Costco Wholesale Corp                   +         285       21,304      1,426          106,594        3,543           264,839
    CVS Corp                                          214        8,921      2,201           91,754        6,083           253,585
    Dayton-Hudson Corp                                273       15,834      2,448          141,984        6,911           400,838
    Department 56 Inc                       +         200        5,600        176            4,928          263             7,364
    Dillards Inc Class A                              118        2,773        598           14,053        1,835            43,122
    Dollar General Corp                               391       10,166      1,026           26,676        3,415            88,790
    Dollar Tree Stores Inc                  +         100        3,294        284            9,372          720            23,760
    Eastman Kodak Co                                  243       17,845      2,132          156,569        5,676           416,831
    Ebay Inc                                +           0           --          0               --          100            12,556
    Enesco Group Inc                                  220        3,795        150            2,588          262             4,520
    Ensco International Inc                           500       10,656      1,648           35,123        3,519            74,999

                                                                            LifePath 2030                         LifePath 2040
                                                               --------------------------           ---------------------------
                                                               Shares               Value           Shares                Value
    ---------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (Continued)
    Franchise Finance Corp REIT                                   100               2,169              200                4,338
    General Growth Properties Inc                                 100               3,325              288                9,576
    Health Care Property Investors Inc REIT                       446              11,596              718               18,668
    Hospitalities Properties Trust                                100               2,688              200                5,375
    Host Marriott Corp                                          4,358              40,312            9,996               92,463
    HRPT Properties Trust REIT                                  3,193              44,303            7,089               98,360
    Kimco Realty Corp REIT                                      1,050              39,113            2,273               84,669
    Liberty Property Trust REIT                                   100               2,450              300                7,350
    Mack-Cali Realty Corp REIT                                  1,229              34,873            2,815               79,876
    MAXXAM Inc                              +                       0                  --                0                   --
    Meditrust Corp REIT                                         2,129              19,028            5,301               47,378
    New Plan Excel Realty Trust REIT                            1,329              25,168            2,715               51,415
    Post Properties Inc REIT                                      100               4,088              200                8,175
    Prison Realty Corp REIT                                     1,340              17,504            3,200               41,800
    Prologis Trust REIT                                           200               3,925              300                5,888
    Public Storage Inc REIT                                     1,964              51,064            4,163              108,238
    Simon Property Group Inc REIT                               1,675              42,713            3,675               93,713
    United Dominion Realty Trust Inc REIT                       2,689              30,924            5,988               68,862
    Vornado Operating Inc                   +                     180               1,148              159                1,014
    Vornado Realty Trust REIT                                   1,407              48,014            3,368              114,933
    Weingarten Realty Investors REIT                              357              14,168              895               35,520
    Westfield America Inc REIT                                    168               2,436              607                8,802
    Worldwide Inc REIT                                          3,097              73,747            8,993              214,146
                                                                               ----------                            ----------
                          TOTAL REAL ESTATE
                                    - VALUE                                    $1,026,219                            $2,272,211
                                    -  COST                                    $1,231,247                            $2,765,464
    RETAIL & RELATED
    Percent of Net Assets                                                            3.87%                                 4.88%
    7-Eleven Inc                            +                   1,707               3,521            4,110                8,477
    Abercrombie & Fitch Co                  +                   2,134              74,423              400               13,950
    Amazon.com Inc                          +                     604              75,123            1,755              218,278
    American Eagle Outfitters               +                       0                  --              100                3,925
    Ann Taylor Stores Inc                   +                     226               7,486              209                6,923
    AutoZone Inc                            +                   2,113              50,316            4,473              106,513
    Barnes & Noble                          +                     961              22,764            2,373               56,210
    Bed Bath & Beyond Inc                   +                   2,032              55,880            4,393              120,808
    Benetton SpA ADR (Italy)                                   13,116             506,606           29,076            1,123,061
    Best Buy Co Inc                         +                   2,228             156,517            7,426              521,677
    BJ's Wholesale Club Inc                 +                     556              15,707              300                8,475
    Borders Group Inc                       +                   1,696              22,578            3,445               45,862
    CDW Computer Centers Inc                +                     358              15,886              306               13,579
    Charming Shoppes Inc                    +                   1,546               8,600            3,271               18,195
    Circuit City Stores Inc                                     2,776             119,368            5,250              225,750
    Coles Myer Ltd ADR (Australia)                              6,359             285,360           14,349              643,911
    CompUSA Inc                             +                   2,243              13,598            4,916               29,803
    Consolidated Stores Corp                +                   1,465              23,623            3,202               51,632
    Corporate Express Inc                   +                   2,109              18,783            4,926               43,872
    Costco Wholesale Corp                   +                   2,809             209,973            6,176              461,656
    CVS Corp                                                    5,008             208,771           12,720              530,265
    Dayton-Hudson Corp                                          5,541             321,378           14,255              826,790
    Department 56 Inc                       +                     179               5,012              630               17,640
    Dillards Inc Class A                                        1,458              34,263            3,395               79,783
    Dollar General Corp                                         2,831              73,606            6,865              178,490
    Dollar Tree Stores Inc                  +                     737              24,321            1,643               54,219
    Eastman Kodak Co                                            4,516             331,644            9,226              677,534
    Ebay Inc                                +                       0                  --              100               12,556
    Enesco Group Inc                                              191               3,295              186                3,209
    Ensco International Inc                                     3,193              68,051            7,089              151,084

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 1999
Portfolio of Investments

                                                           LifePath 2000                LifePath 2010               LifePath 2020
                                                 -----------------------        ---------------------      ----------------------
                                                 Shares            Value        Shares          Value      Shares           Value
    -----------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (Continued)
    Family Dollar Stores Inc                        460            9,056         1,507         29,669       3,317          65,303
    Federated Department Stores Inc         +       179            8,234         1,213         55,798       3,536         162,656
    Footstar Inc                            +        46            1,495           216          7,020         457          14,853
    Gap Inc                                         718           28,092         4,148        162,291      12,926         505,730
    Hancock Fabrics Inc                               0               --             0             --         400           2,000
    Harcourt General Inc                             79            3,461           457         20,022         994          43,550
    Heilig Meyers Co                                524            2,784           361          1,918         831           4,415
    Home Depot Inc                                1,086           66,382         7,512        459,171      22,177       1,355,569
    Homebase Inc                            +       365            1,597             0             --         536           2,345
    Intimate Brands Inc                               0               --             0             --         200           7,713
    Ito Yokado Co Ltd ADR (Japan)                 1,320           98,340         4,910        365,795      12,310         917,095
    Jones Apparel Group Inc                 +       300            7,781           900         23,344       1,984          51,460
    Jostens Inc                                      77            1,550            65          1,308         690          13,886
    K Mart Corp                             +       584            7,337         2,962         37,210       8,052         101,153
    Kohls Corp                              +       547           38,974           525         37,406       2,323         165,514
    Limited Inc                                     197            7,461         1,414         53,555       3,692         139,835
    Linens 'N Things Inc                    +         0               --             0             --         200           6,850
    Longs Drug Stores Corp                           66            2,075           324         10,186         579          18,202
    Lowe's Co Inc                                   314           14,209         2,140         96,835       5,633         254,893
    May Department Stores Co                        221            8,633         2,109         82,383       5,647         220,586
    Michaels Stores Inc                     +         0               --             0             --           0              --
    Micro Warehouse Inc                     +       300            3,675           264          3,234         526           6,444
    Midas Inc                                        10              236           128          3,024         299           7,064
    MP3.com                                 +         0               --             0             --         100           3,413
    Neiman Marcus Group Inc                 +       100            2,225            64          1,424         326           7,254
    Nordstrom Inc                                   224            6,342           780         22,084       2,501          70,810
    Office Depot Inc                        +     1,807           18,861         4,075         42,533       6,658          69,493
    Officemax Inc                           +       700            5,294         1,816         13,734       3,543          26,794
    Payless ShoeSource Inc                  +       217           10,823           162          8,080         802          40,000
    Penney (J C) Co Inc                             166            6,018         1,463         53,034       4,036         146,305
    PetSmart Inc                            +     1,200            5,775         1,144          5,506       2,028           9,760
    Pier 1 Imports Inc                              550            2,991         1,552          8,439       2,730          14,844
    Priceline.com Inc                       +         0               --             0             --         100           6,813
    Rite Aid Corp                                   238            4,403         1,568         29,008       4,297          79,495
    Ross Stores Inc                                 200            8,325           328         13,653       1,215          50,574
    Ruddick Corp                                      0               --             0             --         626          11,620
    Saks Inc                                +       464            7,801         1,145         19,250       2,532          42,569
    School Specialty Inc                    +         0               --            90          1,114         187           2,314
    Sears Roebuck & Co                              358           13,425         2,580         96,750       6,732         252,450
    Service Merchandise Co                  +       771              217             0             --       1,428             402
    Sherwin Williams Co                              81            1,974         1,054         25,691       2,952          71,955
    Staples Inc                             +     1,541           33,517         2,037         44,305       6,086         132,371
    Sunglass Hut International Inc          +       600            7,575           440          5,555         977          12,335
    Systemax Inc                            +       200            1,863           176          1,639         263           2,449
    Talbots Inc                                     200            6,188           176          5,445           0              --
    Tandy Corp                                      232           10,962         1,060         50,085       2,974         140,522
    Tech Data Corp                          +       300           11,119           616         22,831       1,052          38,990
    TJX Companies Inc                                76            2,195         1,646         47,528       5,083         146,772
    Toys R Us Inc                           +       281            3,881         1,611         22,252       4,230          58,427
    U.S. Office Products Co                 +         0               --           203            785         521           2,019
    Venator Group Inc                       +       187            1,332           947          6,747       2,578          18,368
    Walgreen Co                                     610           14,144         4,878        113,109      15,034         348,601
    WalMart Stores Inc                            3,396          150,485        22,216        984,447      66,960       2,967,165
    Williams-Sonoma Inc                     +         0               --             0             --         200           7,800
                                                              ----------                   ----------                 -----------
                     TOTAL RETAIL & RELATED
                                    - VALUE                   $1,006,403                   $4,430,833                 $12,105,744
                                    -  COST                   $  733,240                   $3,008,888                 $ 8,250,151

                                                                         LifePath 2030                          LifePath 2040
                                                            --------------------------           ----------------------------
                                                            Shares               Value           Shares                 Value
    -------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (Continued)
    Family Dollar Stores Inc                                 2,907              57,232            6,333              124,681
    Federated Department Stores Inc         +                2,802             128,892            6,081              279,726
    Footstar Inc                            +                  341              11,083              678               22,035
    Gap Inc                                                 10,546             412,612           25,310              990,254
    Hancock Fabrics Inc                                          0                  --                0                   --
    Harcourt General Inc                                       896              39,256            1,828               80,089
    Heilig Meyers Co                                           586               3,113            1,248                6,630
    Home Depot Inc                                          17,697           1,081,729           43,301            2,646,774
    Homebase Inc                            +                  428               1,873                0                   --
    Intimate Brands Inc                                        100               3,856              200                7,713
    Ito Yokado Co Ltd ADR (Japan)                           10,012             745,894           21,404            1,594,598
    Jones Apparel Group Inc                 +                1,864              48,348            3,963              102,790
    Jostens Inc                                                372               7,487            1,068               21,493
    K Mart Corp                             +                6,677              83,880           14,101              177,144
    Kohls Corp                              +                1,996             142,215            4,531              322,834
    Limited Inc                                              3,047             115,405            6,621              250,770
    Linens 'N Things Inc                    +                  100               3,425              200                6,850
    Longs Drug Stores Corp                                     566              17,794              896               28,168
    Lowe's Co Inc                                            4,839             218,965           10,143              458,971
    May Department Stores Co                                 4,731             184,805           10,045              392,383
    Michaels Stores Inc                     +                    0                  --              177                5,432
    Micro Warehouse Inc                     +                  357               4,373              718                8,795
    Midas Inc                                                  237               5,599              450               10,631
    MP3.com                                 +                    0                  --              100                3,413
    Neiman Marcus Group Inc                 +                  336               7,476              960               21,360
    Nordstrom Inc                                            2,011              56,936            4,512              127,746
    Office Depot Inc                        +                6,129              63,971           16,905              176,446
    Officemax Inc                           +                3,270              24,729            7,292               55,146
    Payless ShoeSource Inc                  +                  796              39,701            2,035              101,496
    Penney (J C) Co Inc                                      3,327             120,604            7,145              259,006
    PetSmart Inc                            +                1,528               7,354            2,950               14,197
    Pier 1 Imports Inc                                       2,689              14,621            5,899               32,076
    Priceline.com Inc                       +                    0                  --              100                6,813
    Rite Aid Corp                                            3,574              66,119            7,331              135,624
    Ross Stores Inc                                          1,050              43,706            2,461              102,439
    Ruddick Corp                                               468               8,687                0                   --
    Saks Inc                                +                2,277              38,282            4,977               83,676
    School Specialty Inc                    +                  160               1,980              358                4,430
    Sears Roebuck & Co                                       5,576             209,100           11,435              428,813
    Service Merchandise Co                  +                1,091                 307                0                   --
    Sherwin Williams Co                                      2,293              55,892            4,905              119,559
    Staples Inc                             +                4,840             105,270           12,727              276,812
    Sunglass Hut International Inc          +                  625               7,891            1,248               15,756
    Systemax Inc                            +                  179               1,667              453                4,219
    Talbots Inc                                                179               5,538              353               10,921
    Tandy Corp                                               2,764             130,599            5,626              265,829
    Tech Data Corp                          +                1,071              39,694            2,508               92,953
    TJX Companies Inc                                        3,714             107,242            9,427              272,205
    Toys R Us Inc                           +                3,587              49,545            7,843              108,331
    U.S. Office Products Co                 +                  460               1,783              906                3,510
    Venator Group Inc                       +                2,211              15,753            4,409               31,414
    Walgreen Co                                             11,912             276,210           28,940              671,046
    WalMart Stores Inc                                      54,110           2,397,749          130,648            5,789,340
    Williams-Sonoma Inc                     +                  100               3,900              242                9,438
                                                                            ----------                           -----------
                     TOTAL RETAIL & RELATED
                                    - VALUE                                 $9,976,595                           $23,016,902
                                    -  COST                                 $6,643,105                           $15,545,485

     MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
     AUGUST 31, 1999
     Portfolio of Investments

                                                         LifePath 2000               LifePath 2010               LifePath 2020
                                           ---------------------------   -------------------------  --------------------------
                                             Shares              Value     Shares            Value    Shares             Value
------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
SERVICES
Percent of Net Assets                                             0.03%                       0.05%                      0.11%
Block (H R) Inc                                  105             5,841        588           32,708     1,749           97,288
CMS Energy Corp                                    0                --          0               --     1,352           53,489
DeVry Inc                               +        100             2,088        100            2,088       300            6,263
Public Service Enterprise Group                  108             4,428      1,440           59,040     3,809          156,169
Service Corp International                       229             3,163      1,508           20,829     4,287           59,214
Sotheby's Holdings Inc                           611            17,795          0               --       743           21,640
Sylvan Learning Systems Inc             +          0                --          0               --       200            3,975
                                                        --------------                ------------              -------------
                           TOTAL SERVICES
                                - VALUE                 $       33,315                $    114,665              $     398,038
                                -  COST                 $       23,195                $    111,082              $     355,431
SHIPPING
Percent of Net Assets                                             0.00%                       0.00%                      0.00%
Halter Marine Group Inc                 +        273             1,450        261            1,387       440            2,338
                                                        --------------                ------------               ------------
                         TOTAL SHIPPING
                                - VALUE                 $        1,450                $      1,387               $      2,338
                                -  COST                 $        3,161                $      3,083               $      4,534
TELECOMMUNICATIONS
Percent of Net Assets                                             2.64%                       5.33%                      8.14%
ADC Telecommunications                  +        572            21,200      1,261           46,736     2,363           87,579
Adtran Inc                              +        100             3,813        176            6,710       175            6,672
Advanced Fibre Communication            +        300             4,894        616           10,049     1,327           21,647
Alcatel Alsthom Compagnie Generale             2,889            89,378     10,492          324,596    24,784          766,755
d'electricite ADR (France)
Alltel Corp                                      149            10,076      1,622          109,688     4,799          324,532
Ameritech Corp                                   899            56,749      5,372          339,108    16,263        1,026,602
Andrew Corp                             +         90             1,575        517            9,048     1,524           26,670
Aspect Telecommunication Corp           +          0                --        540            5,974       100            1,106
AT & T Corp                                    3,619           162,855     21,117          950,265    52,403        2,358,135
Bell Atlantic Corp                             1,754           107,433      7,785          476,831    20,392        1,249,010
BellSouth Corp                                 1,800            81,450     11,779          533,000    29,881        1,352,115
British Telecommunications PLC ADR (UK)        1,764           271,877      6,123          943,707    14,723        2,269,182
Cable & Wireless Ltd ADR                       9,423           212,613     33,656          759,362    76,696        1,730,454
CenturyTel Inc                                     0                --          0               --     1,833           72,060
Ciena Corp                              +        100             3,513        428           15,034     1,040           36,530
Comsat Corp                                      410            14,248        604           20,989     1,531           53,202
Covad Communications Group              +          0                --          0               --       100            4,613
Cox Communications Inc Class A          +        872            32,420      1,430           53,185     2,276           84,635
Crown Castle International Corp         +          0                --          0               --         0               --
Deutsche Telekom Ag ADR (Germany)              3,726           165,341     13,258          588,324    31,315        1,389,603
DSP Communications Inc                  +          0                --        440           10,340         0               --
E-Tek Dynamics Inc                      +          0                --        100            5,669       300           17,006
Ericsson L M Telephone ADR (Sweden)            2,032            66,167      7,026          228,784    16,884          549,785
Federal Signal Corp                              498            10,427        431            9,024       707           14,803
Frontier Corp                                    250            10,484        925           38,792     2,357           98,847
Glenayre Technologies Inc               +        650             2,031        572            1,788     1,130            3,531
Global TeleSystems Group Inc            +        400            12,925        880           28,435     1,854           59,907
GTE Corp                                       1,156            79,331      4,663          319,998    12,677          869,959
ICG Communications Inc                  +        200             4,175        528           10,956     1,152           23,904
Intermedia Communications Inc           +          0                --        100            2,600       100            2,600
International Network Services Corp     +          0                --          0               --       200           10,638
IXC Communications Inc                  +          0                --         76            2,670       163            5,725
Jds Uniphase Corp                       +          0                --        580           61,516       200           21,213
Koninklijke Philips Electric NV ADR              436            44,826      1,299          133,553     3,185          327,507
Leap Wireless International Inc         +        100             1,738        198            3,440       394            6,846
Level 3 Communications                  +        100             5,975        200           11,950       800           47,750
Loral Space & Communications            +      1,042            19,147      2,626           48,253     5,119           94,062
Lucent Technologies Inc                        2,313           148,177     14,500          928,906    44,877        2,874,933

                                                                 LifePath 2030                       LifePath 2040
                                               -------------------------------     -------------------------------
                                                    Shares               Value         Shares                Value
                                               -------------------------------------------------------------------
COMMON STOCKS (Continued)
SERVICES
Percent of Net Assets                                                     0.11%                               0.12%
Block (H R) Inc                                      1,433              79,711          2,800              155,750
CMS Energy Corp                                        100               3,956            200                7,913
DeVry Inc                               +              100               2,088            200                4,175
Public Service Enterprise Group                      3,086             126,526          6,559              268,919
Service Corp International                           3,421              47,253          7,249              100,127
Sotheby's Holdings Inc                                 556              16,194              0                   --
Sylvan Learning Systems Inc             +              100               1,988            200                3,975
                                                                 -------------                      --------------
                           TOTAL SERVICES
                                - VALUE                          $     277,716                      $      540,859
                                -  COST                          $     261,549                      $      546,700
SHIPPING
Percent of Net Assets                                                     0.00%                               0.00%
Halter Marine Group Inc                 +              407               2,162            684                3,634
                                                                 -------------                      --------------
                         TOTAL SHIPPING
                                - VALUE                           $      2,162                      $        3,634
                                -  COST                           $      4,124                      $        7,438
TELECOMMUNICATIONS
Percent of Net Assets                                                    10.12%                              12.54%
ADC Telecommunications                  +            2,136              79,166          6,630              245,724
Adtran Inc                              +              268              10,218            718               27,374
Advanced Fibre Communication            +            1,261              20,570          2,673               43,603
Alcatel Alsthom Compagnie Generale                  21,680             670,725         48,653            1,505,202
d'electricite ADR (France)
Alltel Corp                                          3,705             250,551          7,784              526,393
Ameritech Corp                                      13,121             828,263         31,919            2,014,887
Andrew Corp                             +            1,010              17,675          2,363               41,353
Aspect Telecommunication Corp           +                0                  --          1,260               13,939
AT & T Corp                                         45,639           2,053,755         91,013            4,095,585
Bell Atlantic Corp                                  17,588           1,077,265         42,544            2,605,820
BellSouth Corp                                      26,755           1,210,664         57,738            2,612,645
British Telecommunications PLC ADR (UK)             12,865           1,982,818         28,597            4,407,513
Cable & Wireless Ltd ADR                            70,029           1,580,025        150,091            3,386,428
CenturyTel Inc                                         100               3,931            200                7,863
Ciena Corp                              +              671              23,569          2,361               82,930
Comsat Corp                                          1,252              43,507          2,829               98,308
Covad Communications Group              +                0                  --            100                4,613
Cox Communications Inc Class A          +            2,305              85,731          6,809              253,204
Crown Castle International Corp         +                0                  --            100                1,513
Deutsche Telekom Ag ADR (Germany)                   27,280           1,210,550         61,130            2,712,644
DSP Communications Inc                  +              536              12,596            983               23,101
E-Tek Dynamics Inc                      +              100               5,669            300               17,006
Ericsson L M Telephone ADR (Sweden)                 14,628             476,324         33,171            1,080,131
Federal Signal Corp                                    716              14,991          1,672               35,007
Frontier Corp                                        2,009              84,252          4,757              199,497
Glenayre Technologies Inc               +              814               2,544          1,459                4,559
Global TeleSystems Group Inc            +            1,886              60,941          4,032              130,284
GTE Corp                                            10,929             750,003         26,307            1,805,318
ICG Communications Inc                  +              982              20,377          2,231               46,293
Intermedia Communications Inc           +                0                  --            188                4,888
International Network Services Corp     +              100               5,319            100                5,319
IXC Communications Inc                  +              168               5,901            330               11,591
Jds Uniphase Corp                       +              100              10,606            476               50,486
Koninklijke Philips Electric NV ADR                  2,873             295,380          6,315              649,261
Leap Wireless International Inc         +              379               6,585            873               15,168
Level 3 Communications                  +              400              23,900            900               53,719
Loral Space & Communications            +            4,757              87,410         10,620              195,143
Lucent Technologies Inc                             35,863           2,297,473         86,433            5,537,114

     MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
     AUGUST 31, 1999
     Portfolio of Investments

                                                          LifePath 2000              LifePath 2010                  LifePath 2020
                                              -------------------------   ------------------------     --------------------------
                                                 Shares           Value      Shares          Value         Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
MCI WorldCom Inc                        +         2,354         178,316      11,030         835,523        32,408       2,454,906
McLeod Inc Class A                      +           400          13,350         880          29,370         1,854          61,877
Network Appliance Inc                   +             0              --         604          39,675             0              --
NEXTEL Communications Class A           +           178          10,291       1,655          95,680         4,443         256,861
Nippon Telegraph & Telegraph ADR                  1,424          80,456       5,469         308,999        13,740         776,310
(Japan)
Nokia Corp                                        1,012          84,376       3,476         289,812         7,632         636,318
Nortel Networks Corp                              1,666          68,410       6,994         287,191        20,724         850,979
NTL Inc                                 +             0              --         528          51,843           964          94,653
Omnipoint Corp                          +           200           8,100         264          10,692           351          14,216
Paging Network Inc                      +           500           1,547         616           1,906         1,415           4,378
Pairgain Technologies Inc               +           300           3,131         616           6,430         1,239          12,932
Pan Am Sat Corp                         +           100           3,694         176           6,501           163           6,021
Picturetel Corp                         +           400           2,213         352           1,947           714           3,949
Qualcom Inc                             +           500          96,094       1,184         227,550         1,954         375,534
Qwest Communications International Inc  +         1,400          40,163       3,192          91,770         5,306         152,548
SBC Communication Inc                             1,326          63,648       9,622         461,856        29,077       1,395,696
Scientific-Atlanta Inc                               75           3,844         549          28,136         1,129          57,861
SkyTel Communications Inc               +             0              --         352           6,974             0              --
Sprint Corp                                         970          43,044       5,146         228,354        14,070         624,356
Sprint Corp (PCS Group)                 +           117           6,991       1,011          60,407         3,170         189,408
Tele Danmark A/S ADR (Denmark)                    2,898          81,506      10,056         282,825        21,762         612,056
Telecommunications of New Zealand Corp ADR          859          30,602       3,058         108,941         7,273         259,101
(New Zealand)
Telefonica de Espana SA ADR (Spain)     +         1,143          55,078       4,818         232,167        11,597         558,830
Telephone & Data System Inc                           0              --           0              --           725          50,478
Tellabs Inc                             +           174          10,364       1,652          98,397         5,664         337,362
U.S. West Inc                                       469          24,505       2,963         154,817         7,684         401,489
Vodafone Group PLC ADR (UK)                       1,130         226,636       4,744         951,469        11,624       2,331,339
Voicestream Wireless Corp               +             0              --          88           3,630             0              --
Western Wireless Corp Class A           +             0              --          88           3,405             0              --
                                                          -------------                ------------
               TOTAL TELECOMMUNICATIONS
                                - VALUE                   $   2,781,197                $ 11,945,547                $   30,409,576
                                -  COST                   $   1,592,074                $  6,545,641                $   17,580,842
TEXTILES
Percent of Net Assets                                              0.05%                       0.04%                         0.05%
Burlington Industries Inc               +           729           4,146         419           2,383         1,096           6,234
Cintas Corp                                         320          16,440         780          40,073         1,250          64,219
Collins & Aikman Corp                                 0              --           0              --             0              --
Fruit of the Loom Inc Class A           +           197           1,379         380           2,660         1,177           8,239
Mohawk Industries Inc                   +             0              --           0              --           200           4,525
Shaw Industries Inc                               1,060          21,200       1,322          26,440         2,818          56,360
Springs Industries Inc Class A                       33           1,240         185           6,949           293          11,006
Unifi Inc                               +           168           2,268         892          12,042         1,674          22,599
West Point Stevens Inc                              100           2,400         328           7,872         1,152          27,648
                                                          -------------                ------------                 -------------
                         TOTAL TEXTILES
                                - VALUE                   $      49,073                $     98,419                 $     200,830
                                -  COST                   $      43,546                $    108,892                 $     248,192
TOBACCO
Percent of Net Assets                                              0.16%                       0.32%                         0.56%
British American Tobacco PLC ADR (UK)             1,021          17,612       4,358          75,176        14,803         255,352
Fortune Brands Inc                                  180           6,750       1,051          39,413         2,884         108,150
Philip Morris Co Inc                              2,771         103,739      13,047         488,447        38,744       1,450,479
RJ Reynolds Tobacco Holdings            +           223           6,119         817          22,416         2,248          61,680
Swedish Match AB ADR (Sweden)                       852          34,719       2,502         101,957         5,527         225,225
                                                          -------------                ------------                 -------------
                          TOTAL TOBACCO
                                - VALUE                   $     168,939                $    727,409                 $   2,100,886
                                -  COST                   $     163,594                $    689,576                 $   1,937,897

                                                                    LifePath 2030                     LifePath 2040
                                                    -----------------------------    ------------------------------
                                                       Shares               Value       Shares                Value
                                                    ---------------------------------------------------------------
COMMON STOCKS (Continued)
MCI WorldCom Inc                        +              26,494           2,006,921       63,936            4,843,152
McLeod Inc Class A                      +               1,708              57,005        3,832              127,893
Network Appliance Inc                   +                   0                  --            0                   --
NEXTEL Communications Class A           +               3,671             212,230        8,280              478,688
Nippon Telegraph & Telegraph ADR                       11,158             630,427       23,774            1,343,231
(Japan)
Nokia Corp                                              7,222             602,134       15,102            1,259,129
Nortel Networks Corp                                   16,773             688,733       42,016            1,725,282
NTL Inc                                 +                 893              87,681           88                8,641
Omnipoint Corp                          +                 357              14,459          530               21,465
Paging Network Inc                      +               1,261               3,901        2,861                8,851
Pairgain Technologies Inc               +               1,171              12,222        2,761               28,818
Pan Am Sat Corp                         +                 268               9,899          418               15,440
Picturetel Corp                         +                 546               3,020          807                4,464
Qualcom Inc                             +               2,536             487,388        5,960            1,145,438
Qwest Communications International Inc  +               4,743             136,370       14,372              413,195
SBC Communication Inc                                  23,367           1,121,616       56,575            2,715,600
Scientific-Atlanta Inc                                  1,055              54,069        2,034              104,243
SkyTel Communications Inc               +                   0                  --            0                   --
Sprint Corp                                            11,688             518,655       24,682            1,095,264
Sprint Corp (PCS Group)                 +               2,369             141,548        5,085              303,829
Tele Danmark A/S ADR (Denmark)                         20,124             565,988       44,352            1,247,400
Telecommunications of New Zealand Corp ADR              6,371             226,967       14,540              517,988
(New Zealand)
Telefonica de Espana SA ADR (Spain)     +              10,341             498,307       22,477            1,083,110
Telephone & Data System Inc                                 0                  --            0                   --
Tellabs Inc                             +               4,712             280,659       11,256              670,436
U.S. West Inc                                           6,880             359,480       14,650              765,462
Vodafone Group PLC ADR (UK)                            10,101           2,025,882       23,138            4,640,615
Voicestream Wireless Corp               +                   0                  --          265               10,931
Western Wireless Corp Class A           +                   0                  --          265               10,252
                                                                   --------------                   ---------------
               TOTAL TELECOMMUNICATIONS
                                - VALUE                            $   26,054,815                   $    59,140,243
                                -  COST                            $   14,490,049                   $    34,342,667
TEXTILES
Percent of Net Assets                                                        0.07%                             0.10%
Burlington Industries Inc               +                 769               4,374        1,880               10,693
Cintas Corp                                             1,534              78,809        3,439              176,679
Collins & Aikman Corp                                       0                  --          453                2,407
Fruit of the Loom Inc Class A           +                 656               4,592        2,068               14,476
Mohawk Industries Inc                   +                 100               2,263          288                6,516
Shaw Industries Inc                                     2,472              49,440        6,029              120,580
Springs Industries Inc Class A                            324              12,170          570               21,411
Unifi Inc                               +               1,512              20,412        3,350               45,225
West Point Stevens Inc                                    871              20,904        2,220               53,280
                                                                   --------------                   ---------------
                         TOTAL TEXTILES
                                - VALUE                             $     192,964                    $      451,267
                                -  COST                             $     216,101                    $      542,922
TOBACCO
Percent of Net Assets                                                        0.66%                             0.87%
British American Tobacco PLC ADR (UK)                  10,900             188,025       23,674              408,377
Fortune Brands Inc                                      2,219              83,213        4,827              181,013
Philip Morris Co Inc                                   31,108           1,164,606       78,347            2,933,116
RJ Reynolds Tobacco Holdings            +               1,822              49,991        5,237              143,690
Swedish Match AB ADR (Sweden)                           5,155             210,066       11,093              452,040
                                                                   --------------                   ---------------
                          TOTAL TOBACCO
                                - VALUE                            $    1,695,901                   $     4,118,236
                                -  COST                            $    1,595,828                   $     4,015,877

     MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
     AUGUST 31, 1999
     Portfolio of Investments

                                                         LifePath 2000              LifePath 2010                 LifePath 2020
                                              ------------------------    -----------------------     -------------------------
                                                 Shares          Value       Shares         Value         Shares          Value
-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
TRANSPORTATION
Percent of Net Assets                                             0.22%                       0.31%                        0.42%
Alexander & Baldwin Inc                             204          4,934          607         14,682         1,164         28,154
Burlington Northern Santa Fe                        478         13,862        2,839         82,331         7,827        226,983
Canadian National Railway Co                          4            254            6            381            12            763
Carnival Corp Class A                             1,700         75,969        4,112        183,755         7,610        340,072
CNF Transportation Inc                              162          6,308          470         18,301         1,036         40,339
Consolidated Freightways Corp           +            31            335          159          1,719           355          3,838
CSX Corp                                             97          4,238        1,323         57,799         3,523        153,911
Fritz Companies Inc                     +           200          2,275          176          2,002           263          2,992
Galileo International Inc                           200          9,700          240         11,640           777         37,685
Hunt (J B) Transport Services                         0             --            0             --           522          7,732
Kansas City Southern Industries                     643         29,779        1,341         62,105         2,112         97,812
Laidlaw Inc Class B                                 395          2,469        1,844         11,525         5,328         33,300
Norfolk Southern Corp                               492         12,884        2,545         66,647         6,621        173,387
Overseas Shipholding Group                          393          5,477          273          3,805           482          6,718
Pittston Brink's Group                              323          7,691          546         13,002         1,202         28,623
Pittston Burlington Group                            61            545          141          1,260           287          2,565
Roadway Express Inc                                  46            969          139          2,928           237          4,992
Tidewater Inc                                       265          8,613          848         27,560         1,624         52,780
Trinity Industries Inc                              222          6,965          363         11,389           956         29,995
Union Pacific Corp                                  278         13,535        1,539         74,930         4,075        198,402
Viad Corp                                           436         13,053        1,114         33,350         1,801         53,917
Wisconsin Central Transport             +           400          6,375          704         11,220         1,415         22,552
Xtra Corp                               +           200          9,063          176          7,975           263         11,917
Yellow Corp                             +            49            778          196          3,112           513          8,144
                                                           -----------                ------------                 ------------
                   TOTAL TRANSPORTATION
                                - VALUE                    $   236,071                $    703,418                 $  1,567,573
                                -  COST                    $   219,483                $    665,773                 $  1,550,411
UTILITIES
Percent of Net Assets                                             0.26%                       0.65%                        1.27%
AES Corp                                +             0             --        1,025         62,205         2,891        175,448
Allegheny Energy Inc                                  0             --            0             --         1,686         56,903
Alliant Energy Corp                                 141          4,080        1,021         29,545         1,829         52,927
Ameren Corp                                         188          7,532          742         29,726         2,146         85,974
American Electric Power Inc                         136          4,939        1,165         42,304         3,096        112,424
American Water Works Co Inc                         200          5,825          780         22,718         1,765         51,406
Azurix Corp                             +             0             --            0             --           200          3,713
Carolina Power & Light Co                           143          5,202          913         33,210         2,619         95,266
Central & South West Corp                           170          3,846        1,308         29,594         3,495         79,074
Cinergy Corp                                        157          4,769          957         29,069         2,676         81,284
Conectiv Inc                                      1,067         22,874          752         16,121         1,437         30,806
Consolidated Edison Inc                             155          6,820        1,449         63,756         3,803        167,332
Constellation Energy Group                           67          1,985          819         24,263         2,573         76,225
Dominion Resources Inc                              198          9,158        1,165         53,881         3,189        147,491
DTE Energy Co                                       218          8,597          870         34,311         2,448         96,543
Duke Power Co                                       251         14,433        2,240        128,800         5,956        342,470
Edison International                                337          8,551        2,183         55,394         5,822        147,733
El Paso Energy Corp                                   0             --            0             --         1,576         57,623
Energy East Corp                                      0             --            0             --         2,006         50,150
Entergy Corp                                        150          4,472        1,531         45,643         3,945        117,610
FirstEnergy Corp                                    160          4,570        1,415         40,416         3,920        111,965
Florida Progress Corp                                 0             --            0             --         1,457         68,297
FPL Group Inc                                       221         11,934        1,153         62,262         2,929        158,166
GPU Inc                                             122          4,163          718         24,502         2,052         70,025
Hawaiian Electric Industries Inc                    192          6,828          187          6,650           609         21,658
Idacorp Inc                                           0             --            0             --           513         16,063
Illinova Corp                                         0             --            0             --         1,011         32,226

                                                               LifePath 2030                      LifePath 2040
                                              ------------------------------     ------------------------------
                                                  Shares               Value        Shares                Value
                                              -----------------------------------------------------------------
COMMON STOCKS (Continued)
TRANSPORTATION
Percent of Net Assets                                                   0.53%                              0.62%
Alexander & Baldwin Inc                              990              23,946         2,490               60,227
Burlington Northern Santa Fe                       6,495             188,355        13,752              398,808
Canadian National Railway Co                          11                 699            23                1,462
Carnival Corp Class A                              6,699             299,362        11,828              528,564
CNF Transportation Inc                             1,026              39,950         2,318               90,257
Consolidated Freightways Corp           +            255               2,757           603                6,520
CSX Corp                                           2,858             124,859         6,262              273,571
Fritz Companies Inc                     +              0                  --           353                4,015
Galileo International Inc                            693              33,611         1,655               80,268
Hunt (J B) Transport Services                          0                  --             0                   --
Kansas City Southern Industries                    2,024              93,737         6,323              292,834
Laidlaw Inc Class B                                4,507              28,169         9,017               56,356
Norfolk Southern Corp                              5,598             146,598        11,812              309,327
Overseas Shipholding Group                           362               5,045           331                4,613
Pittston Brink's Group                             1,020              24,289         2,512               59,817
Pittston Burlington Group                            197               1,761           455                4,067
Roadway Express Inc                                  217               4,571           317                6,677
Tidewater Inc                                      1,326              43,095         3,284              106,730
Trinity Industries Inc                               903              28,332         2,113               66,295
Union Pacific Corp                                 3,333             162,275         7,050              343,247
Viad Corp                                          2,257              67,569         4,512              135,078
Wisconsin Central Transport             +          1,350              21,516         2,850               45,422
Xtra Corp                               +            179               8,111           442               20,028
Yellow Corp                             +            267               4,239           386                6,128
                                                              --------------                    ---------------
                   TOTAL TRANSPORTATION
                                - VALUE                       $    1,352,846                    $     2,900,311
                                -  COST                       $    1,324,987                    $     3,071,209
UTILITIES
Percent of Net Assets                                                   1.26%                              1.43%
AES Corp                                +          2,330             141,402         5,045              306,168
Allegheny Energy Inc                                   0                  --             0                   --
Alliant Energy Corp                                1,735              50,207           377               10,909
Ameren Corp                                        1,895              75,918         4,050              162,253
American Electric Power Inc                        2,525              91,689         5,475              198,811
American Water Works Co Inc                        1,607              46,804         3,456              100,656
Azurix Corp                             +            100               1,856           200                3,713
Carolina Power & Light Co                          2,164              78,716         4,414              160,559
Central & South West Corp                          2,747              62,151         5,853              132,424
Cinergy Corp                                       2,026              61,540         4,484              136,202
Conectiv Inc                                         973              20,859         1,007               21,588
Consolidated Edison Inc                            3,137             138,028         6,653              292,732
Constellation Energy Group                         2,079              61,590         4,247              125,817
Dominion Resources Inc                             2,624             121,360         5,671              262,284
DTE Energy Co                                      2,032              80,137         4,176              164,691
Duke Power Co                                      5,109             293,768        10,436              600,070
Edison International                               4,970             126,114        10,207              259,003
El Paso Energy Corp                                    0                  --             0                   --
Energy East Corp                                       0                  --             0                   --
Entergy Corp                                       3,309              98,650         6,824              203,441
FirstEnergy Corp                                   3,185              90,972         6,725              192,083
Florida Progress Corp                                  0                  --           100                4,688
FPL Group Inc                                      2,310             124,740         5,234              282,636
GPU Inc                                            1,771              60,435         3,702              126,331
Hawaiian Electric Industries Inc                     606              21,551         1,472               52,348
Idacorp Inc                                            0                  --             0                   --
Illinova Corp                                          0                  --             0                   --

     MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
     AUGUST 31, 1999
     Portfolio of Investments


                                                        LifePath 2000                 LifePath 2010               LifePath 2020
                                              -----------------------     -------------------------     -----------------------
                                                Shares          Value        Shares           Value       Shares          Value
-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
IPALCO Enterprises Inc                               0             --             0              --        1,646         34,463
Kansas City Power & Light Co                         0             --             0              --          837         20,140
Keyspan Corp                                         0             --             0              --          630         18,585
LG & E Energy Corp                                   0             --             0              --          870         20,010
Midamerican Energy Holdings Co          +            0             --             0              --          789         22,585
Minnesota Power & Light Co                         698         12,433           476           8,479          842         14,998
Montana Power Co                                     0             --             0              --        1,544         47,768
National Power ADR (UK)                            738         21,402         2,500          72,500        6,031        174,899
New Century Energies Inc                             0             --            20             723        1,221         44,109
New England Electric System                          0             --             0              --          884         46,134
Niagra Mohawk Holdings Inc              +          171          2,586         1,022          15,458        3,117         47,145
Nisource Inc                                         0             --             0              --        1,879         44,626
Northeast Utilities                     +            0             --             0              --        1,779         31,244
Northern States Power Co                            90          2,121         1,110          26,154        2,744         64,656
OGE Energy Corp                                      0             --             0              --        1,173         27,566
Pacificorp                                         317          6,479         1,868          38,177        4,955        101,268
PECO Energy Co                                     242          9,831         1,303          52,934        3,582        145,519
PG & E Corp                                        446         13,519         2,365          71,689        6,159        186,695
Pinnacle West Capital Corp                           0             --             0              --        1,269         48,222
Potomac Electric Power Co                            0             --             0              --        1,683         44,600
PP & L Resources Inc                                87          2,436           910          25,480        2,577         72,156
Public Service Company Of New Mexico                 0             --             0              --          570         10,723
Puget Sound Power & Light Co                         0             --             0              --          851         20,158
Reliant Energy Inc                                 344          9,525         1,793          49,644        4,909        135,918
SCANA Corp                                           0             --             0              --        1,367         34,175
Sempra Energy                                      248          5,534         1,463          32,643        3,923         87,532
Sierra Pacific Resources                           444         10,823           317           7,727          571         13,918
Southern Co                                        765         20,703         4,275         115,692       11,275        305,130
TECO Energy Inc                                      0             --             0              --        1,668         35,028
Texas Utilities Co                                 161          6,510         1,649          66,681        4,618        186,740
Unicom Corp                                        128          4,944         1,254          48,436        3,467        133,913
Wisconsin Energy Corp                                0             --             0              --        1,542         37,683
                                                          -----------                 -------------               --------------
                        TOTAL UTILITIES
                                - VALUE                   $   269,424                 $   1,466,787               $   4,765,108
                                -  COST                   $   255,205                 $   1,346,241               $   4,107,093

                                                           LifePath 2030                 LifePath 2040
                                              --------------------------    --------------------------
                                                 Shares            Value       Shares            Value
                                              --------------------------------------------------------
COMMON STOCKS (Continued)
IPALCO Enterprises Inc                                0               --            0               --
Kansas City Power & Light Co                          0               --            0               --
Keyspan Corp                                          0               --            0               --
LG & E Energy Corp                                    0               --            0               --
Midamerican Energy Holdings Co          +             0               --            0               --
Minnesota Power & Light Co                          624           11,115          692           12,326
Montana Power Co                                      0               --            0               --
National Power ADR (UK)                           5,421          157,209       12,015          348,435
New Century Energies Inc                            100            3,613          200            7,225
New England Electric System                           0               --            0               --
Niagra Mohawk Holdings Inc              +         2,466           37,298        5,359           81,055
Nisource Inc                                          0               --            0               --
Northeast Utilities                     +             0               --            0               --
Northern States Power Co                          2,196           51,743        4,413          103,981
OGE Energy Corp                                       0               --            0               --
Pacificorp                                        3,981           81,362        8,344          170,531
PECO Energy Co                                    3,005          122,078        6,377          259,066
PG & E Corp                                       5,181          157,049       11,132          337,439
Pinnacle West Capital Corp                            0               --            0               --
Potomac Electric Power Co                             0               --            0               --
PP & L Resources Inc                              2,013           56,364        4,787          134,036
Public Service Company Of New Mexico                420            7,901            0               --
Puget Sound Power & Light Co                          0               --            0               --
Reliant Energy Inc                                3,940          109,089        8,477          234,707
SCANA Corp                                            0               --            0               --
Sempra Energy                                     3,229           72,047        6,820          152,171
Sierra Pacific Resources                            421           10,262          397            9,677
Southern Co                                       9,471          256,309       20,210          546,933
TECO Energy Inc                                       0               --            0               --
Texas Utilities Co                                3,806          153,905        7,936          320,912
Unicom Corp                                       2,859          110,429        6,137          237,042
Wisconsin Energy Corp                                 0               --            0               --
                                                           -------------                --------------
                        TOTAL UTILITIES
                                - VALUE                    $   3,246,260                $    6,754,943
                                -  COST                    $   2,920,882                $    6,201,118

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS AUGUST 31, 1999 (Unaudited) Portfolio Of Investments

                                              LifePath 2000           LifePath 2010              LifePath 2020
                                           -------------------       ---------------           -----------------
                                         Shares          Value     Shares       Value     Shares           Value
----------------------------------------------------------------------------------------------------------------
WARRANTS
Percent of Net Assets                                     0.00%                  0.00%                      0.00%
Edison Brothers Stores (09/26/05)        +      0           --          0          --         16              --
Golden State Bancorp (01/01/01)          +    200          300        500         766        800           1,200
Marvel Enterprises (10/02/01)            +      0           --         14           8        105              57
Morrison Knudsen Corp (03/11/03)         +      4           13         17          56         27              89
Total Fina (08/08/03)                    +      0           --         81       1,924         81           1,924
                                                 -------------           ------------            ---------------
TOTAL WARRANTS
- VALUE                                           $        313           $      2,754             $        3,270
-   COST                                          $      1,154           $      2,259             $        9,201

TOTAL COMMON STOCKS
- VALUE                                           $ 21,461,786           $ 91,535,859             $  240,092,251
-   COST                                          $ 15,593,056           $ 64,506,093             $  169,400,711


                                              LifePath 2030           LifePath 2040
                                           -------------------       -----------------
                                         Shares          Value      Shares       Value
------------------------------------------------------------------------------------------
WARRANTS
Percent of Net Assets                                     0.00%                       0.00%
Edison Brothers Stores (09/26/05)            0              --           0              --
Golden State Bancorp (01/01/01)            900           1,378       1,900           2,850
Marvel Enterprises (10/02/01)               14               8          44              24
Morrison Knudsen Corp (03/11/03)            25              83          42             139
Total Fina (08/08/03)                       81           1,924         162           3,848
                                               ---------------             ---------------
TOTAL WARRANTS
- VALUE                                        $         3,393             $         6,861
-   COST                                       $         4,847             $         7,981

TOTAL COMMON STOCKS
- VALUE                                        $   200,751,399             $   451,696,650
-   COST                                       $   140,264,186             $   331,265,110

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS AUGUST 31, 1999 (Unaudited) Portfolio Of Investments

                                                   LifePath 2000                     LifePath 2010                 LifePath 2020
                                    --------------------------------  -----------------------------  ----------------------------
                                         Principal            Value     Principal            Value     Principal           Value
---------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES
Percent of Net Assets                                         60.94%                         48.41%                        30.47%
U.S. TREASURY BONDS
Percent of Net Assets                                          9.81%                          6.24%                         5.46%
U.S. Treasury Bonds, 4.75%-14.00%,       8,950,000       10,316,968    12,000,000       13,997,643    17,650,000      20,398,735
   02/15/01-11/15/28
                                                   -----------------              -----------------              ----------------
TOTAL U.S. TREASURY BONDS
  - VALUE                                              $ 10,316,968                   $ 13,997,643                  $ 20,398,735
  -   COST                                             $ 10,538,767                   $ 14,183,529                  $ 21,203,865
U.S. TREASURY NOTES
Percent of Net Assets                                         51.13%                         42.17%                        25.01%
U.S. Treasury Notes, 4.00%-8.50%,       53,175,000       53,777,368    93,620,000       94,598,856    92,705,000      93,489,258
  09/30/00-11/15/08
                                                   -----------------              -----------------              ----------------
TOTAL U.S. TREASURY
NOTES
  - VALUE                                              $ 53,777,368                   $ 94,598,856                  $ 93,489,258
  -   COST                                             $ 54,399,156                   $ 96,064,365                  $ 94,778,500
TOTAL U.S. TREASURY
SECURITIES
  - VALUE                                              $ 64,094,336                   $108,596,499                 $ 113,887,993
  -   COST                                             $ 64,937,923                   $110,247,894                 $ 115,982,365


                                                         LifePath 2030                LifePath 2040
                                         ------------------------------  ---------------------------
                                            Principal            Value     Principal          Value
----------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES
Percent of Net Assets                                           16.61%                         3.52%
U.S. TREASURY BONDS
Percent of Net Assets                                           11.20%                         3.15%
U.S. Treasury Bonds, 4.75%-14.00%,         24,890,000      28,842,775    12,700,000      14,847,206
   02/15/01-11/15/28
                                                      ---------------                 -------------
TOTAL U.S. TREASURY BONDS
  - VALUE                                                $ 28,842,775                  $ 14,847,206
  -   COST                                               $ 29,660,493                  $ 15,645,288
U.S. TREASURY NOTES
Percent of Net Assets                                            5.41%                         0.37%
U.S. Treasury Notes, 4.00%-8.50%,          13,750,000      13,919,777     1,700,000       1,732,401
  09/30/00-11/15/08
                                                      -----------------               -------------
TOTAL U.S. TREASURY
NOTES
  - VALUE                                                $ 13,919,777                  $  1,732,401
  -   COST                                               $ 14,260,878                  $  1,743,504
TOTAL U.S. TREASURY
SECURITIES
  - VALUE                                                $ 42,762,552                  $ 16,579,607
  -   COST                                               $ 43,921,371                  $ 17,388,792

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS AUGUST 31, 1999 (Unaudited) Portfolio Of Investments

                                                    LifePath 2000                 LifePath 2010                LifePath 2020
                                          ----------------------------    ------------------------     --------------------------
                                             Principal           Value    Principal          Value     Principal           Value
---------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INSTRUMENTS
Percent of Net Assets                                             19.94%                      14.54%                        11.50%
CASH EQUIVALENTS
Percent of Net Assets                                              1.94%                       6.62%                         7.45%
Dreyfus Institutional Money Market Fund,
  0.00%, 01/00/00                         ++    45,280           45,280      953,557        953,557       228,174         228,174
Janus Institutional Money Market Fund,
 0.00%, 01/00/00                          ++         0               --    8,900,000      8,900,000     9,500,000       9,500,000
Merrimac Institutional Money Market Fund,
  0.00%, 01/00/00                         ++ 2,000,000        2,000,000    5,000,000      5,000,000    18,100,000      18,100,000
                                                         --------------               -------------                --------------
TOTAL CASH EQUIVALENTS
- VALUE                                                  $    2,045,280               $  14,853,557                $   27,828,174
-   COST                                                 $    2,045,280               $  14,853,557                $   27,828,174
REPURCHASE AGREEMENTS
Percent of Net Assets                                             18.00%                       7.92%                         4.05%
Morgan Stanley Tri Party Repurchase
 Agreement, dated 8/31/99, due 9/1/99,
with a maturity value of $62,640,800 and
and an effective yield of 5.14%
collateralized by U.S. Government obligations
with a rate of 5.28%, with a maturity
of 9/15/99 and with an aggregate market
value of $63,722,191., 0.00%, 01/00/00      18,930,118       18,930,118   17,760,821     17,760,821    15,132,858      15,132,858
                                                         --------------               -------------                --------------
TOTAL REPURCHASE AGREEMENTS
- VALUE                                                  $   18,930,118               $  17,760,821                $   15,132,858
-   COST                                                 $   18,930,118               $  17,760,821                $   15,132,858
TOTAL SHORT TERM INSTRUMENTS
- VALUE                                                  $   20,975,398               $  32,614,378                $   42,961,032
-   COST                                                 $   20,975,398               $  32,614,378                $   42,961,032
TOTAL INVESTMENTS IN SECURITES
- VALUE                                                  $  106,531,520               $ 232,746,736                $  396,941,276
-   COST                                                 $  101,506,377               $ 207,368,365                $  328,344,108
                                                         --------------               -------------                --------------

TOTAL INVESTMENTS IN SECURITES                  101.28%  $  106,531,520       103.76% $ 232,746,736        106.21% $  396,941,276
Other Assets and Liabilities, Net                (1.28)% $   (1,346,499)       (3.76)%   (8,440,441)        (6.21)%   (23,191,506)
                                              -------------------------   -------------------------      ------------------------
TOTAL NET ASSETS                                100.00%     105,185,021       100.00% $ 224,306,295        100.00% $  373,749,770
                                              =========================   =========================      ========================



 + Non-income earning securities.
 ++ Represents investment of collateral
received from securities lending transactions.
See Note 4 ** Cost for federal income tax
purposes is $101,506,377, $207,368,365, $328,
344,108, $206,828,678, $394,677,438 for Life
path 2000, Lifepath 2010, Lifepath 2020,
lifepath 2030, and life path 2040,
respectively and net unrealized appreciation
consists of :
Gross Unrealized Appreciation                            $    7,119,393               $  30,270,627                $   77,305,315
Gross Unrealized Depreciation                                (2,094,250)                 (4,892,256)                   (8,708,147)
                                                         --------------               -------------                --------------
Net Unrealized Appreciation                              $    5,025,143               $  25,378,371                $   68,597,168
                                                         ==============               =============                ==============

                                                        LifePath 2030                       LifePath 2040
                                               ---------------------------        ----------------------------
                                                 Principal           Value           Principal           Value
--------------------------------------------------------------------------------------------------------------
SHORT TERM INSTRUMENTS
Percent of Net Assets                                                 8.79%                               9.76%
CASH EQUIVALENTS
Percent of Net Assets                                                 6.03%                               9.02%
Dreyfus Institutional Money Market Fund,
  0.00%, 01/00/00                                  625,104         625,104             513,468         513,468
Janus Institutional Money Market Fund,
 0.00%, 01/00/00                                 4,900,000       4,900,000          21,000,000      21,000,000
Merrimac Institutional Money Market Fund,
  0.00%, 01/00/00                               10,000,000      10,000,000          21,000,000      21,000,000
                                                            --------------                      --------------
TOTAL CASH EQUIVALENTS
- VALUE                                                     $   15,525,104                      $   42,513,468
-   COST                                                    $   15,525,104                      $   42,513,468
REPURCHASE AGREEMENTS
Percent of Net Assets                                                 2.76%                               0.74%
Morgan Stanley Tri Party Repurchase
 Agreement, dated 8/31/99, due 9/1/99,
with a maturity value of $62,640,800 and
and an effective yield of 5.14%
collateralized by U.S. Government obligations
with a rate of 5.28%, with a maturity
of 9/15/99 and with an aggregate market
value of $63,722,191., 0.00%, 01/00/00           7,118,017       7,118,017           3,510,068       3,510,068
                                                            --------------                      --------------
TOTAL REPURCHASE AGREEMENTS
- VALUE                                                     $    7,118,017                      $    3,510,068
-   COST                                                    $    7,118,017                      $    3,510,068
TOTAL SHORT TERM INSTRUMENTS
- VALUE                                                     $   22,643,121                      $   46,023,536
-   COST                                                    $   22,643,121                      $   46,023,536
TOTAL INVESTMENTS IN SECURITES
- VALUE                                                     $  266,157,072                      $  514,299,793
-   COST                                                    $  206,828,678                      $  394,677,438
                                                            --------------                      --------------

TOTAL INVESTMENTS IN SECURITES                      103.36% $  266,157,072              109.08% $  514,299,793
Other Assets and Liabilities, Net                    (3.36)%    (8,643,579)              (9.08)%   (42,822,285)
                                                 -------------------------           -------------------------
TOTAL NET ASSETS                                    100.00% $  257,513,493              100.00% $  471,477,508
                                                 =========================           =========================



 + Non-income earning securities.
 ++ Represents investment of collateral
received from securities lending transactions
See Note 4 ** Cost for federal income tax
purposes is $101,506,377, $207,368,365, $328
344,108, $206,828,678, $394,677,438 for Life
path 2000, Lifepath 2010, Lifepath 2020,
lifepath 2030, and life path 2040,
respectively and net unrealized appreciation
consists of :
Gross Unrealized Appreciation                               $   67,175,473                      $  136,346,878
Gross Unrealized Depreciation                                   (7,847,079)                        (16,724,523)
                                                            --------------                      --------------
Net Unrealized Appreciation                                 $   59,328,394                      $  119,622,355
                                                            ==============                      ==============


The accompanying notes are an integral
part of the financial statements

Statement of Assets and Liabilities - August 31, 1999 (Unaudited)
-------------------------------------------------------------------------------

                                                               Master Investment     Master Investment     Master Investment
                                                                       Portfolio             Portfolio             Portfolio
                                                                   LifePath 2000         LifePath 2010         LifePath 2020
                                                                Master Portfolio      Master Portfolio      Master Portfolio
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments:
In securities, at market value (see cost below) (Note 1)           $ 106,531,520         $ 232,746,736         $ 396,941,276
Cash                                                                           0                   422                   975
Receivables:
              Investments sold                                                88             4,946,733             4,050,461
              Dividends and Interest                                     797,324             1,676,591             1,818,319
Total Assets                                                         107,328,932           239,370,482           402,811,031
LIABILITIES
Payables:
              Investment securities purchased                                  0                     0               884,374
              Collateral for securities loaned (Note 4)                2,045,280            14,853,557            27,828,174
              Due to BGI (Note 2)                                         98,631               210,630               348,713
Total Liabilities                                                      2,143,911            15,064,187            29,061,261
TOTAL NET ASSETS                                                   $ 105,185,021         $ 224,306,295         $ 373,749,770
INVESTMENTS AT COST                                                $ 101,506,377         $ 207,368,365         $ 328,344,108
-----------------------------------------------------------------------------------------------------------------------------


                                                                 Master Investment     Master Investment
                                                                         Portfolio             Portfolio
                                                                     LifePath 2030         LifePath 2040
                                                                  Master Portfolio      Master Portfolio
--------------------------------------------------------------------------------------------------------
ASSETS
Investments:
In securities, at market value (see cost below) (Note 1)             $ 266,157,072          $514,299,793
Cash                                                                             0                     0
Receivables:
              Investments sold                                           6,825,504             6,323,726
              Dividends and Interest                                       893,408             1,021,776
Total Assets                                                           273,875,984           521,645,295
LIABILITIES
Payables:
              Investment securities purchased                              593,613             7,204,663
              Collateral for securities loaned (Note 4)                 15,525,104            42,513,468
              Due to BGI (Note 2)                                          243,774               449,656
Total Liabilities                                                       16,362,491            50,167,787
TOTAL NET ASSETS                                                     $ 257,513,493          $471,477,508
INVESTMENTS AT COST                                                  $ 206,828,678          $394,677,438
--------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Statement of Operations - For the Six Months Ended August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                          Master Investment  Master Investment  Master Investment
                                                                                  Portfolio          Portfolio          Portfolio
                                                                              LifePath 2000      LifePath 2010      LifePath 2020
                                                                           Master Portfolio   Master Portfolio   Master Portfolio
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
     Dividends                                                                  $   200,251        $   885,027        $ 2,050,305
     Interest                                                                     2,425,218          3,769,186          3,601,034
Total Investment Income                                                           2,625,469          4,654,213          5,651,339
EXPENSES (NOTE 2)
     Advisory Fees                                                                  318,397            676,003          1,057,954
Total Expenses                                                                      318,397            676,003          1,057,954
NET INVESTMENT INCOME (LOSS)                                                      2,307,072          3,978,210          4,593,385
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
     Net realized gain (loss) on sale of investments                              1,266,502         13,220,474         23,855,929
     Net change in unrealized appreciation (depreciation) of investments         (1,145,884)        (8,153,521)       (10,029,585)
Net Gain (Loss) on Investments                                                      120,618          5,066,953         13,826,344
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                                               $ 2,427,690        $ 9,045,163        $18,419,729
---------------------------------------------------------------------------------------------------------------------------------

          Net of foreign withholding tax of:                                    $     4,136        $    17,472        $    41,232
          Interest income includes securities lending income of:                $     9,198        $    25,157        $    51,104


                                                                        Master Investment   Master Investment
                                                                                Portfolio           Portfolio
                                                                            LifePath 2030       LifePath 2040
                                                                         Master Portfolio    Master Portfolio
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
     Dividends                                                                $ 1,851,342         $ 3,762,173
     Interest                                                                   1,588,991             664,154
Total Investment Income                                                         3,440,333           4,426,327
EXPENSES (NOTE 2)
     Advisory Fees                                                                780,861           1,419,531
Total Expenses                                                                    780,861           1,419,531
NET INVESTMENT INCOME (LOSS)                                                    2,659,472           3,006,796
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
     Net realized gain (loss) on sale of investments                           26,438,411          38,479,075
     Net change in unrealized appreciation (depreciation) of investment       (12,474,479)         (5,422,748)
Net Gain (Loss) on Investments                                                 13,963,932          33,056,327
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                                             $16,623,404         $36,063,123
-------------------------------------------------------------------------------------------------------------

          Net of foreign withholding tax of:                                  $    37,584         $    74,477
          Interest income includes securities lending income of:              $    40,635         $    86,710

Statements of Changes in Net Assets
-----------------------------------------------------------------------------------------------------------------------------------

                                                                 Master Investment Portfolio                      Master Investment
                                                              LifePath 2000 Master Portfolio         LifePath 2010 Master Portfolio
                                                         -----------------------------------    -----------------------------------

                                                             For the Six                            For the Six
                                                            Months Ended             For the       Months Ended             For the
                                                         August 31, 1999          Year Ended    August 31, 1999          Year Ended
                                                             (Unaudited)   February 28, 1999        (Unaudited)   February 28, 1999
                                                         -----------------------------------    -----------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
      Net investment income (loss)                       $     2,307,072   $       4,542,654    $     3,978,210   $       7,047,953
      Net realized gain (loss) on sale of investments          1,266,502           4,718,618         13,220,474          13,218,840
      Net change in unrealized appreciation
        (depreciation) of investments                         (1,145,884)         (1,372,957)        (8,153,521)          2,322,667
Net increase (decrease) in net assets
  resulting from operations                                    2,427,690           7,888,315          9,045,163          22,589,460
Net increase (decrease) in net assets
  resulting from beneficial interest transactions            (13,983,079)         (7,346,906)       (28,299,930)         12,753,903

Increase (Decrease) in Net Assets                            (11,555,389)            541,409        (19,254,767)         35,343,363
NET ASSETS:
Beginning net assets                                         116,740,410         116,199,001        243,561,062         208,217,699
Ending net assets                                        $   105,185,021   $     116,740,410    $   224,306,295   $     243,561,062

                                                                 Master Investment Portfolio            Master Investment Portfolio
                                                              LifePath 2020 Master Portfolio         LifePath 2030 Master Portfolio
                                                         -----------------------------------    -----------------------------------

                                                             For the Six                            For the Six
                                                            Months Ended             For the       Months Ended             For the
                                                         August 31, 1999          Year Ended    August 31, 1999          Year Ended
                                                             (Unaudited)   February 28, 1999        (Unaudited)   February 28, 1999
                                                         -----------------------------------    -----------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
      Net investment income (loss)                       $     4,593,385   $       7,913,106    $     2,659,472   $       4,472,364
      Net realized gain (loss) on sale of investments         23,855,929          24,960,119         26,438,411          17,728,114
      Net change in unrealized appreciation
        (depreciation) of investments                        (10,029,585)          7,187,708        (12,474,479)         10,724,507
Net increase (decrease) in net assets
  resulting from operations                                   18,419,729          40,060,933         16,623,404          32,924,985
Net increase (decrease) in net assets
  resulting from beneficial interest transactions            (10,833,592)           (168,062)       (35,940,329)         10,295,060

Increase (Decrease) in Net Assets                              7,586,137          39,892,871        (19,316,925)         43,220,045
NET ASSETS:
Beginning net assets                                         366,163,633         326,270,762        276,830,418         233,610,373
Ending net assets                                        $   373,749,770   $     366,163,633    $   257,513,493   $     276,830,418

                                                                 Master Investment Portfolio
                                                              LifePath 2040 Master Portfolio
                                                         -----------------------------------

                                                             For the Six
                                                            Months Ended             For the
                                                         August 31, 1999          Year Ended
                                                             (Unaudited)   February 28, 1999
                                                         -----------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
      Net investment income (loss)                       $     3,006,796   $       5,019,405
      Net realized gain (loss) on sale of investments         38,479,075          34,827,042
      Net change in unrealized appreciation
        (depreciation) of investments                         (5,422,748)         23,947,962
Net increase (decrease) in net assets
  resulting from operations                                   36,063,123          63,794,409
Net increase (decrease) in net assets
  resulting from beneficial interest transactions            (57,104,500)         23,995,369

Increase (Decrease) in Net Assets                            (21,041,377)         87,789,778
NET ASSETS:
Beginning net assets                                         492,518,885         404,729,107
Ending net assets                                        $   471,477,508   $     492,518,885
--------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

LifePath Funds                         Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

1.   Significant Accounting Policies

Organization

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. MIP was organized on October 21, 1993, as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, and had no operations prior to May 26, 1994. MIP currently issues the following separate portfolios (the "Master Portfolios"): the Asset Allocation, Bond Index, Extended Index, LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, S&P 500 Index, U.S. Equity Index and U.S. Treasury Allocation Master Portfolios. These financial statements contain the LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios.

     The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investment Policy and Security Valuation

     Each Master Portfolio covered by this report follows an asset allocation strategy among three broad investment classes: equity and debt securities of issuers located throughout the world and cash in the form of money market instruments. The equity securities of the Master Portfolios are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. U.S. Government obligations are valued at the last reported bid price. Other debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

Security Transactions and Income Recognition

     Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums, except for the Money Market Master Portfolio, are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

Federal Income Taxes

     Each Master Portfolio intends to qualify as a partnership for federal income tax purposes. Each Master Portfolio therefore believes that it will not be subject to any federal income tax on its income and net realized capital gains (if any). However, each investor in a Master Portfolio will be taxed on its allocable share of the partnership's income and capital gains for the purposes of determining its federal income tax liability. The determination of such share will be made in accordance with the applicable sections of the Code.

     It is intended that each Master Portfolio's assets, income and allocations will be managed in such a way that a regulated investment company investing in a Master Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invested all of its assets in the corresponding Master Portfolio.

Futures Contracts

     The LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, and LifePath 2040 Master Portfolios may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective that actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the LifePath 2000, LifePath2010, LifePath 2020, LifePath 2030, and LifePath 2040 Master Portfolios are required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolios as unrealized gains or losses. When the contract is closed, the Master Portfolios record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolios are required to segregate cash, U.S. Government obligations or high quality, liquid debt instruments in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. As of August 31, 1999, the Master Portfolios had no open futures contracts outstanding.

Repurchase Agreements

     Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Master Portfolio's Portfolio of Investments. The adviser to the Master Portfolios may pool each Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. Each Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the advisor's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than 102% of market value. The repurchase agreements entered into on August 31, 1999, by the Master Portfolios are collateralized by U.S. Government Securities.

2.   Agreements and Other Transactions with Affiliates

     Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is entitled to receive 0.55% of the average daily net assets of the LifePath Master Portfolios as compensation for its advisory services to such Master Portfolios. BGFA is an indirect subsidiary of Barclays Bank PLC.

     Investors Bank & Trust Company ("IBT") serves as the custodian to each Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as SubAdministrator of each Master Portfolio.

     Stephens Inc. ("Stephens"), is the co-administrator, sponsor and placement agent for the Master Portfolios.

     Certain officers and directors of MIP are also officers of Stephens. As of August 31, 1999, these officers of Stephens collectively owned less than 1% of the Master Portfolios' outstanding beneficial interests.

3.   Investment Portfolio Transactions

     Purchases and sales of investments, exclusive of short-term securities, for each Master Portfolio for the six months ended August 31, 1999, were as follows:

   Aggregate Purchases     LifePath 2000        LifePath 2010         LifePath 2020         LifePath 2030         LifePath 2040
   and Sales of:          Master Portfolio     Master Portfolio      Master Portfolio      Master Portfolio      Master Portfolio
------------------------------------------------------------------------------------------------------------------------------------
   U.S. GOVERNMENT OBLIGATIONS:
   Purchases at cost      $     34,255,606     $     56,553,696      $     75,360,961      $     24,377,716      $     29,067,855

   Sales proceeds               32,325,251           50,614,583            54,271,293            19,379,856            19,862,906

   OTHER SECURITIES:

   Purchases at cost      $        897,460     $     15,855,485      $     31,975,454      $     12,157,655      $     29,215,184

   Sales proceeds                5,069,634           29,910,324            52,325,482            55,399,216            91,565,848

4.   Portfolio Securities Loaned

     As of August 31, 1999, certain Master Portfolios had loaned securities which were collateralized by cash. Each Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The risks to the Portfolios of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The value of the securities on loan and the value of the related collateral were as follows:

                                                Securities            Collateral
   -----------------------------------------------------------------------------
   Lifepath 2000 Master Portfolio              $ 2,033,801           $ 2,045,280
   Lifepath 2010 Master Portfolio              $14,769,946           $14,853,557
   Lifepath 2020 Master Portfolio              $27,613,330           $27,828,174
   Lifepath 2030 Master Portfolio              $15,469,354           $15,525,104
   Lifepath 2040 Master Portfolio              $42,404,595           $42,513,468

5.   Financial Highlights

     The portfolio turnover rates, excluding short-term securities, for the Master Portfolios are as follows:


                                       For the
                                      Six Months
                                        Ended           For the          For the         For the         For the        For the
                                      August 31,      Year Ended       Year Ended      Year Ended      Year Ended      Year Ended
                                        1999          February 28,     February 28,    February 28,    February 28,    February 28,
                                     (Unaudited)          1999             1998            1997            1996            1995
------------------------------------------------------------------------------------------------------------------------------------
   LifePath 2000 Master Portfolio            32%            66%              39%            108%             84%             17%
   LifePath 2010 Master Portfolio            31%            38%              46%             73%             39%             24%
   LifePath 2020 Master Portfolio            29%            36%              41%             61%             49%             28%
   LifePath 2030 Master Portfolio            14%            19%              27%             42%             39%             40%
   LifePath 2040 Master Portfolio            12%            19%              34%             48%             29%              5%